Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS — 78.4%
		COMMUNICATIONS — 2.0%
	$2,901,458	1236904 B.C. Ltd. First Lien Term Loan, 10.717% (SOFR+561 basis points), 3/4/2027[1,2,3,4]	$2,835,712
	24,680,398	AG-Twin Brook Communication Services First Lien Term Loan, 11.503% (SOFR+600 basis points), 10/1/2024[2,3,4,5]	24,523,271
		Aspen Opco, LLC
	2,840,909	Revolver, 0.500%, 12/1/2027[2,3,4,6]	(54,423)
	21,875,000	First Lien Term Loan, 10.771% (LIBOR+550 basis points), 12/1/2027[2,3,4]	21,455,947
	4,962,312	BrightSign First Lien Term Loan, 10.892% (SOFR+550 basis points), 10/14/2027[2,3,4]	4,872,217
		CM Acquisitions Holdings, Inc.
	297,363	Delayed Draw, 10.142% (SOFR+490 basis points), 5/6/2025[2,3,4]	287,499
	808,902	Incremental Term Loan, 10.142% (SOFR+490 basis points), 5/6/2025[2,3,4]	782,071
	2,593,856	First Lien Term Loan, 10.142% (SOFR+490 basis points), 5/6/2025[2,3,4]	2,507,821
GBP	1,772,638	CSL DualCom Ltd. First Lien Term Loan, 10.461% (SONIA+553 basis points), 9/25/2027[2,3,4,7]	2,226,154
	10,000,000	EP Purchaser, LLC Second Lien Term Loan, 12.003% (SOFR+650 basis points), 11/4/2029[2,3,4]	9,736,710
		Fingerpaint Marketing, Inc.
	5,946,649	Delayed Draw, 11.592% (SOFR+625 basis points), 12/30/2026[2,3,4]	5,728,575
	1,680,108	Revolver, 11.592% (SOFR+625 basis points), 12/30/2026[2,3,4,8]	1,282,473
	8,037,791	First Lien Term Loan, 11.592% (SOFR+625 basis points), 12/30/2026[2,3,4]	7,743,031
	4,969,605	Delayed Draw, 12.092% (SOFR+675 basis points), 12/30/2026[2,3,4,8]	2,550,319
	3,379,331	First Lien Term Loan, 12.092% (SOFR+675 basis points), 12/30/2026[2,3,4]	3,322,502
	12,250,564	FuseFX, LLC First Lien Term Loan, 11.503% (SOFR+600 basis points), 10/1/2024[2,3,4,5]	12,172,572
	15,000,000	HH Global Finance Limited First Lien Term Loan, 11.410% (LIBOR+600 basis points), 2/25/2027[2,3,4,5]	13,837,397
	10,000,000	HPS Telecommunications First Lien Term Loan, 11.187% (LIBOR+600 basis points), 7/23/2026[2,3,4,5]	10,000,000
		Iconic Purchaser Corporation
	1,538,462	Revolver, 10.441% (SOFR+525 basis points), 11/5/2027[2,3,4,8]	1,328,036
	18,230,769	First Lien Term Loan, 10.452% (SOFR+525 basis points), 11/5/2028[2,3,4]	18,171,646
	9,064,286	KeyImpact Holdings, Inc. First Lien Term Loan, 10.001% (LIBOR+475 basis points), 6/21/2026[2,3,4]	8,913,324
		MBS Holdings, Inc.
	1,271,186	Revolver, 10.927% (SOFR+575 basis points), 4/6/2027[2,3,4,8]	166,315
	13,488,559	First Lien Term Loan, 10.952% (SOFR+575 basis points), 4/6/2027[2,3,4]	13,095,161
		Mc Group Ventures Corporation
	15,115,385	First Lien Term Loan, 10.773% (LIBOR+550 basis points), 6/30/2027[2,3,4]	14,916,594
	9,524,519	Delayed Draw, 10.773% (LIBOR+550 basis points), 6/30/2027[2,3,4,8]	7,875,218
		OneCare Media, LLC
	1,333,333	Revolver, 0.500%, 9/29/2026[2,4,6]	(26,877)
	9,059,122	First Lien Term Loan, 11.703% (LIBOR+650 basis points), 9/29/2026[2,3,4]	8,876,512

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		COMMUNICATIONS (Continued)
		Pavion Corp.
	$3,243,854	First Lien Term Loan, 11.195% (SOFR+600 basis points), 10/29/2027[2,3,4,5]	$3,147,356
	2,084,041	Delayed Draw, 11.209% (SOFR+600 basis points), 10/29/2027[2,3,4,5,8]	1,826,326
AUD	2,800,000	Permaconn TopCo Pty, Ltd. First Lien Term Loan, 9.873% (BBSY+575 basis points), 12/8/2027[2,3,4,7]	1,812,643
	11,970,000	TA TT Buyer First Lien Term Loan, 10.242% (SOFR+500 basis points), 4/1/2029[2,3]	11,940,075
		Trunk Acquisition, Inc.
	2,500,000	Revolver, 0.500%, 2/19/2026[2,4,6]	(97,935)
	1,193,049	Revolver, 0.500%, 2/19/2026[2,4,5,6]	(46,736)
	22,218,750	First Lien Term Loan, 11.142% (SOFR+575 basis points), 2/19/2027[2,3,4]	21,348,354
			239,055,860
		CONSUMER DISCRETIONARY — 7.0%
		A1 Garage Equity, LLC
	1,515,152	Revolver, 0.500%, 12/22/2028[2,4,6]	(41,396)
	4,164,109	Delayed Draw, 11.842% (SOFR+650 basis points), 12/22/2028[2,3,4,8]	3,032,269
	9,294,886	First Lien Term Loan, 11.842% (SOFR+650 basis points), 12/22/2028[2,3,4]	9,040,938
	18,031,639	ADS Buyer, Inc. First Lien Term Loan, 10.642% (SOFR+525 basis points), 12/30/2027[2,3,4]	17,595,976
		AG-Twin Brook Consumer Discretionary
	24,588,884	First Lien Term Loan, 11.043% (SOFR+575 basis points), 2/14/2024[2,3,4,5]	24,351,637
	29,514,817	First Lien Term Loan, 12.003% (SOFR+650 basis points), 4/22/2026[2,3,4,5]	29,407,283
	14,812,500	First Lien Term Loan, 10.742% (SOFR+550 basis points), 11/30/2026[2,3,4,5]	14,766,104
	23,761,833	First Lien Term Loan, 11.003% (SOFR+550 basis points), 12/14/2027[2,3,4,5]	23,547,301
		Archimede
EUR	8,500,000	First Lien Term Loan, 9.348% (EURIBOR+575 basis points), 10/17/2027[2,3,4,7]	9,051,322
EUR	1,500,000	Delayed Draw, 9.348% (EURIBOR+575 basis points), 10/27/2027[2,3,4,7]	1,597,292
EUR	7,800,000	First Lien Term Loan, 9.348% (EURIBOR+575 basis points), 10/27/2027[2,3,4,7]	8,305,919
	10,766,498	Astro Acquisition, LLC First Lien Term Loan, 11.231% (LIBOR+550 basis points), 9/15/2028[2,3,4,5]	9,873,831
		Auveco Holdings, Inc.
	1,973,684	Delayed Draw, 1.000%, 5/5/2028[2,4,6]	(67,440)
	1,315,789	Revolver, 10.664% (SOFR+525 basis points), 5/5/2028[2,3,4,8]	86,619
	9,141,447	First Lien Term Loan, 10.664% (SOFR+525 basis points), 5/5/2028[2,3,4]	8,829,088
		Bendon
	1,800,000	Revolver, 0.500%, 12/11/2025[2,4,6]	(86,727)
	11,848,858	First Lien Term Loan, 12.892% (SOFR+750 basis points), 12/11/2025[2,3,4]	11,277,960
	2,938,781	Chop’t Creative Salad Company LLC First Lien Term Loan, 12.453% (SOFR+725 basis points), 1/22/2025[2,3,4,5]	2,965,319

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	Denali Midco 2 LLC
$7,496,250	Delayed Draw, 11.703% (SOFR+650 basis points), 12/22/2027[2,3,4,8]	$3,046,644
7,462,500	First Lien Term Loan, 11.703% (SOFR+650 basis points), 12/22/2027[2,3,4]	7,313,568
	EC Group Holdings, LLC
1,931,962	Delayed Draw, 10.747% (SOFR+550 basis points), 6/30/2025[2,3,4,5,8]	157,336
2,283,228	Revolver, 10.747% (SOFR+550 basis points), 6/30/2025[2,3,4,5,8]	740,213
19,143,987	First Lien Term Loan, 10.747% (SOFR+550 basis points), 6/30/2025[2,3,4,5]	18,962,679
	Evergreen Acqco 1 LP
10,870,254	First Lien Term Loan, 11.003% (SOFR+550 basis points), 3/26/20282,3	10,870,255
	FQSR, LLC
6,085,693	Delayed Draw, 12.468% PIK (SOFR+700 basis points), 5/26/2027[2,3,4,8,9]	1,819,532
	Gateway US Holdings, Inc.
800,000	Delayed Draw, 1.000%, 9/22/2026[2,4,6]	(21,315)
909,091	Revolver, 11.548% (SOFR+650 basis points), 9/22/2026[2,3,4,8]	475,779
6,358,017	Delayed Draw, 11.892% (SOFR+650 basis points), 9/22/2026[2,3,4,8]	5,997,194
23,756,818	First Lien Term Loan, 11.892% (SOFR+650 basis points), 9/22/2026[2,3,4]	23,123,857
29,696,203	GSM Acquisition Corp. First Lien Term Loan, 10.503% (SOFR+526 basis points), 11/16/2026[2,3,4]	27,751,203
49,779,105	GSV Holding, LLC Delayed Draw, 11.392% (SOFR+600 basis points), 4/3/2028[2,3,4,8]	31,916,574
17,000,000	Harbor Purchaser, Inc. First Lien Term Loan, 13.603% (SOFR+850 basis points), 4/7/2030[2,3,4,5]	16,594,979
	Home Service Topco IV, Inc.
1,066,677	Revolver, 0.500%, 12/31/2025[2,4,5,6]	(32,000)
4,757,325	Delayed Draw, 1.000%, 12/31/2027[2,4,5,6]	(71,360)
5,212,992	First Lien Term Loan, 11.202% (SOFR+600 basis points), 12/31/2027[2,3,4,5]	5,056,602
40,000,000	Houghton Mifflin Harcourt Publishing Company Second Lien Term Loan, 13.203% (SOFR+800 basis points), 4/7/2028[2,3,4]	38,409,967
	HPS Consumer Discretionary
4,056,795	First Lien Term Loan, 11.892% PIK (LIBOR+650 basis points), 10/31/2024[2,3,4,5,9]	3,813,368
5,118,325	First Lien Term Loan, 11.202% (LIBOR+600 basis points), 6/27/2025[2,3,4,5]	4,970,990
15,285,778	First Lien Term Loan, 11.800% (LIBOR+675 basis points), 7/26/2026[2,3,4,5]	14,349,431
477,003	First Lien Term Loan, 11.796% (SOFR+700 basis points), 3/31/2028[2,3,4,5]	462,051
610,684	Delayed Draw, 12.496% (SOFR+700 basis points), 3/31/2028[2,3,4,5]	591,542
	HS Spa Holdings, Inc.
311,429	Revolver, 10.795% (SOFR+575 basis points), 6/2/2028[2,3,4,8]	44,676
2,163,650	First Lien Term Loan, 11.071% (SOFR+575 basis points), 6/2/2029[2,3,4]	2,150,137
7,103,998	Hudson’s Bay Company First Lien Term Loan, 12.829% (SOFR+733 basis points), 9/30/2026[2,3,4,5]	7,007,048
13,968,181	HY Cite Enterprises LLC First Lien Term Loan, 14.328% (SOFR+900 basis points), 11/1/2026[2,3,4]	13,588,755
14,606,996	Ingenio, LLC First Lien Term Loan, 12.427% (LIBOR+700 basis points), 8/3/2026[2,3,4,5]	14,020,163

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		CONSUMER DISCRETIONARY (Continued)
	$1,937,751	Innovetive Petcare, LLC Delayed Draw, 10.154% (LIBOR+500 basis points), 12/2/2026[2,3,4,5,8]	$1,485,024
	27,436,988	KBP Investments LLC Delayed Draw, 10.615% PIK (LIBOR+650 basis points), 5/26/2027[2,3,4,5,8,9]	22,230,967
	13,509,812	Leonard Group, Inc. First Lien Term Loan, 11.503% (SOFR+600 basis points), 2/26/2026[2,3,4]	13,444,193
	8,628,339	Mammoth Holdings, LLC First Lien Term Loan, 11.652% (SOFR+650 basis points), 10/16/2024[2,3,4]	8,612,589
		Margaritaville Enterprises LLC
	312,500	Revolver, 0.500%, 6/17/2027[2,4,6]	—
	2,121,875	Delayed Draw, 9.890% (SOFR+475 basis points), 6/17/2027[2,3,4,8]	1,033,317
EUR	5,769,231	NKD Group GmbH First Lien Term Loan, 11.598% (EURIBOR+800 basis points), 3/23/2026[2,3,4,7]	6,199,755
		NL1 Acquire Corp.
CAD	1,330,000	Revolver, 10.875% (CDOR+550 basis points), 5/26/2026[2,3,4,7,8]	827,365
CAD	1,934,320	Delayed Draw, 10.875% (CDOR+550 basis points), 5/26/2028[2,3,4,7]	1,424,515
CAD	9,608,850	First Lien Term Loan, 10.875% (CDOR+550 basis points), 5/26/2028[2,3,4,7]	7,076,364
	1,417,341	Delayed Draw, 10.892% (SOFR+550 basis points), 5/26/2028[2,3,4,8]	126,126
	2,073,750	First Lien Term Loan, 10.892% (SOFR+550 basis points), 5/26/2028[2,3,4]	1,915,096
		Orion Group FM Holdings, LLC
	4,342,105	Revolver, 0.500%, 6/30/2029[2,4,6]	(65,132)
	21,710,526	Delayed Draw, 1.000%, 6/30/2029[2,4,6]	(54,276)
	28,947,368	First Lien Term Loan, 11.492% (SOFR+625 basis points), 6/30/2029[2,3,4]	28,513,158
	29,399,000	Owl Rock Consumer Discretionary First Lien Term Loan, 10.250% (SOFR+550 basis points), 3/26/2026[2,3,4,5]	28,320,886
	10,000,000	Paperworks Industries, Inc. First Lien Term Loan, 13.242% (LIBOR+675 basis points), 12/18/2025[2,3,4]	9,800,000
		Pareto Health Intermediate Holdings, Inc.
	201,613	Revolver, 0.500%, 6/1/2029[2,4,6]	(5,682)
	1,651,376	Revolver, 0.500%, 6/1/2029[2,4,5,6]	(49,541)
	2,016,129	First Lien Term Loan, 11.742% (SOFR+650 basis points), 6/1/2030[2,3,4]	1,959,308
	12,385,321	First Lien Term Loan, 11.742% (SOFR+650 basis points), 6/1/2030[2,3,4,5]	12,013,761
	4,128,440	First Lien Term Loan, 11.742% PIK (SOFR+650 basis points), 6/1/2030[2,3,4,5,9]	4,004,587
	6,099,265	Penney Borrower LLC First Lien Term Loan, 11.946% (LIBOR+714 basis points), 12/16/2026[2,3,4,5]	6,054,445
		POY Holdings, LLC
	2,406,511	Revolver, 0.500%, 11/17/2027[2,3,4,6]	(52,122)
	1,898,621	Delayed Draw, 10.892% (LIBOR+550 basis points), 11/17/2027[2,3,4,8]	867,841
	19,169,866	First Lien Term Loan, 10.892% (SOFR+550 basis points), 11/17/2027[2,3,4]	18,754,668
	27,458,875	PT Intermediate Holdings III, LLC First Lien Term Loan, 11.367% (SOFR+598 basis points), 11/1/2028[2,3,4]	26,584,649

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$1,477,132	Quality Automotive Services, LLC Revolver, 11.202% (LIBOR+600 basis points), 7/16/2027[2,3,4,5,8]	$86,152
	Race Winning Brands, Inc.
3,125,000	Revolver, 10.452% (SOFR+525 basis points), 11/16/2027[2,3,4,8]	1,243,696
35,159,808	First Lien Term Loan, 10.452% (SOFR+525 basis points), 11/16/2027[2,3,4]	33,958,410
1,939,850	RCS Consumer Discretionary First Lien Term Loan, 11.190% (SOFR+625 basis points), 6/6/2025[2,3,4,5]	1,907,542
	RefrigiWear, LLC
16,965,228	First Lien Term Loan, 9.615% (SOFR+450 basis points), 11/2/2027[2,3,4]	16,512,881
2,601,896	Revolver, 0.500%, 6/4/2029[2,3,4,6]	(69,375)
	Regent Holding Company, LLC
1,917,293	Revolver, 12.953% (SOFR+775 basis points), 2/25/2026[2,3,4]	1,855,618
1,099,624	First Lien Term Loan, 12.953% (SOFR+775 basis points), 2/26/2026[2,3,4]	1,064,251
909,091	S4T Holdings Corp. Delayed Draw, 1.000%, 12/27/2026[2,4,6]	(11,364)
	Spanx, LLC
12,096,621	Revolver, 10.452% (SOFR+525 basis points), 11/18/2027[2,3,4,8]	3,093,617
61,845,104	First Lien Term Loan, 10.653% (LIBOR+550 basis points), 11/18/2028[2,3,4]	59,265,770
	Speedstar Holding Corporation
1,320,828	First Lien Term Loan, 12.486% (SOFR+725 basis points), 1/22/2027[2,3,4]	1,283,476
310,345	Delayed Draw, 12.677% (SOFR+725 basis points), 1/22/2027[2,3,4]	301,569
	Spotless Brands, LLC
7,470,670	Delayed Draw, 1.000%, 7/25/2028[2,4,6]	(112,060)
4,967,934	First Lien Term Loan, 11.718% (SOFR+650 basis points), 7/25/2028[2,3,4]	4,868,575
	Stanton Carpet Corp.
1,189,468	Revolver, 0.500%, 10/1/2026[2,4,6]	(37,667)
9,236,501	First Lien Term Loan, 10.392% (SOFR+500 basis points), 10/1/2027[2,3,4]	8,944,004
	Summit Buyer, L.L.C.
1,382,979	Revolver, 0.500%, 1/14/2026[2,4,6]	(38,951)
3,270,591	Delayed Draw, 10.439% (SOFR+525 basis points), 1/14/2026[2,4,8]	313,439
9,850,000	First Lien Term Loan, 10.452% (SOFR+525 basis points), 1/14/2026[2,3,4]	9,572,580
4,924,307	First Lien Term Loan, 10.452% (SOFR+525 basis points), 1/14/2026[2,3,4]	4,785,617
18,414,176	Delayed Draw, 10.645% (SOFR+525 basis points), 1/14/2026[2,3,4,8]	17,885,550
	Truck-Lite Co., LLC
10,090,306	First Lien Term Loan, 11.687% (SOFR+625 basis points), 12/13/2026[2,3,4]	9,915,687
5,936,678	Delayed Draw, 11.687% (SOFR+625 basis points), 12/14/2026[2,3,4]	5,823,287
31,272,386	First Lien Term Loan, 11.687% (SOFR+625 basis points), 12/14/2026[2,3,4]	30,675,083
8,000,000	Woof Holdings, Inc. Second Lien Term Loan, 12.421% (SOFR+725 basis points), 12/21/2028[1,2,3,4]	7,831,039
		848,583,450

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER STAPLES — 1.3%
$23,500,000	Baxters North America Holdings, Inc. First Lien Term Loan, 12.230% (SOFR+700 basis points), 5/31/2028[2,3,4]	$22,956,406
13,812,034	BCPE North Star US Holdings Co. First Lien Term Loan, 9.504% (SOFR+400 basis points), 6/10/2028[2,3,4]	12,754,167
3,463,110	C.P. Converters, Inc. First Lien Term Loan, 11.652% (SOFR+650 basis points), 7/6/2023[2,3,4]	3,456,731
35,307,582	Jarrow Formulas, Inc. First Lien Term Loan, 11.592% (SOFR+625 basis points), 11/30/2026[2,3,4]	34,777,968
	JTM Foods, LLC
7,587,297	First Lien Term Loan, 10.568% (LIBOR+525 basis points), 5/14/2027[2,3,4]	7,328,042
1,119,194	Revolver, 10.629% (LIBOR+525 basis points), 5/14/2027[2,3,4]	1,080,952
1,142,921	Delayed Draw, 10.642% (SOFR+525 basis points), 5/14/2027[2,3,4,8]	988,308
1,343,966	First Lien Term Loan, 10.642% (SOFR+525 basis points), 5/14/2027[2,3,4]	1,298,043
559,597	Revolver, 10.653% (SOFR+525 basis points), 5/14/2027[2,3,4,8]	428,557
	LJ Perimeter Buyer, Inc.
5,179,769	Delayed Draw, 11.696% (SOFR+650 basis points), 10/31/2028[2,3,4,8]	2,289,831
25,157,681	First Lien Term Loan, 11.696% (SOFR+650 basis points), 10/31/2028[2,3,4]	24,838,911
14,940,752	Nellson Nutraceutical, Inc. First Lien Term Loan, 10.790% (SOFR+575 basis points), 12/23/2025[2,3,4]	14,532,552
	Purfoods, LLC
4,387,500	First Lien Term Loan, 11.486% (LIBOR+625 basis points), 8/12/2026[2,3,4]	4,325,406
2,962,031	Delayed Draw, 11.638% (SOFR+625 basis points), 8/12/2026[2,3,4]	2,920,111
	RB Holdings Interco, LLC
2,770,160	Delayed Draw, 1.000%, 5/4/2028[2,4,5,6]	(87,724)
1,385,080	Revolver, 10.380% (SOFR+500 basis points), 5/4/2028[2,3,4,5,8]	1,103,440
	SWK Buyer, Inc.
1,228,070	Revolver, 10.481% (SOFR+525 basis points), 3/11/2029[2,3,4,8]	1,069,420
13,102,741	First Lien Term Loan, 10.739% (SOFR+525 basis points), 3/11/2029[2,3,4]	12,392,745
4,962,312	Woodland Foods, Inc. First Lien Term Loan, 11.319% (SOFR+590 basis points), 12/1/2027[2,3,4]	4,464,957
		152,918,823
	ENERGY — 0.4%
4,783,546	Drilling Info Holdings, Inc. Second Lien Term Loan, 13.452% (SOFR+825 basis points), 7/30/2026[2,3,4]	4,695,934
2,670,901	HPS Energy First Lien Term Loan, 13.248% (SOFR+825 basis points), 3/12/2026[2,3,4,5]	2,646,645
2,730,835	Integrated Power Services Revolver, 9.654% (LIBOR+450 basis points), 11/22/2027[2,3,4,5,8]	405,566
24,875,000	Kene Acquisition, Inc. First Lien Term Loan, 9.642% (LIBOR+425 basis points), 8/8/2026[2,3,4]	23,218,387

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		ENERGY (Continued)
		Service Compression, LLC
	$4,167,894	Delayed Draw, 15.202% PIK (SOFR+1,000 basis points), 5/6/2027[2,3,4,5,8,9]	$3,465,658
	13,085,446	First Lien Term Loan, 15.202% PIK (SOFR+1,000 basis points), 5/6/2027[2,3,4,5,9]	12,494,257
			46,926,447
		FINANCIALS — 11.9%
		1364720 B.C. LTD
CAD	2,000,000	Revolver, 0.500%, 9/9/2028[2,4,6,7]	(492,817)
CAD	5,000,000	Delayed Draw, 1.000%, 9/9/2028[2,4,6,7]	(1,225,845)
CAD	11,442,500	First Lien Term Loan, 9.733% (CDOR+450 basis points), 9/9/2028[2,3,4,7]	8,622,973
		Adenza Group, Inc.
	731,098	Revolver, 0.500%, 12/3/2025[2,4,6]	(6,688)
	713,267	Delayed Draw, 1.000%, 12/3/2027[2,4,6]	(6,525)
	10,862,161	First Lien Term Loan, 10.967% (SOFR+575 basis points), 12/3/2027[2,3,4]	10,762,793
		Alera Group Holdings, Inc.
	24,818,016	Delayed Draw, 11.203% (SOFR+600 basis points), 9/30/2028[2,3,4]	24,058,124
	24,811,083	First Lien Term Loan, 11.203% (SOFR+600 basis points), 9/30/2028[2,3,4]	24,051,403
	4,983,031	Delayed Draw, 11.703% (SOFR+650 basis points), 9/30/2028[2,3,4,8]	3,751,105
	2,487,500	First Lien Term Loan, 11.703% (SOFR+650 basis points), 9/30/2028[2,3,4]	2,377,964
	5,927,808	Delayed Draw, 11.253% (SOFR+600 basis points), 10/2/2028[2,3,4]	5,736,932
	6,033,026	First Lien Term Loan, 11.253% (SOFR+600 basis points), 10/2/2028[2,3,4]	5,838,763
	27,500,000	Alku, LLC First Lien Term Loan, 11.332% (SOFR+625 basis points), 5/23/2029[2,3,4]	26,847,609
		Amba Buyer, Inc.
	14,257,915	Delayed Draw, 1.000%, 7/30/2027[2,4,6]	(487,188)
	12,350,919	First Lien Term Loan, 10.215% (SOFR+525 basis points), 7/30/2027[2,3,4]	11,867,085
		Amerilife Holdings LLC
	2,454,545	Revolver, 10.988% (SOFR+575 basis points), 8/31/2028[2,3,4,8]	306,795
	4,900,909	Delayed Draw, 10.616% (SOFR+575 basis points), 8/31/2029[2,3,4,8]	3,072,558
	19,587,273	First Lien Term Loan, 10.879% (SOFR+575 basis points), 8/31/2029[2,3,4]	18,770,952
GBP	10,791,367	Apus Bidco Limited First Lien Term Loan, 9.707% (SONIA+578 basis points), 2/9/2028[2,3,4,7]	13,127,032
		AQ Sage Buyer, LLC
	11,268,606	Delayed Draw, 11.164% (SOFR+575 basis points), 1/25/2027[2,3,4]	10,742,583
	13,531,192	First Lien Term Loan, 11.164% (SOFR+575 basis points), 1/25/2027[2,3,4]	12,899,551
		AQ Sunshine, Inc.
	2,083,333	Revolver, 11.642% (SOFR+625 basis points), 4/15/2024[2,3,4,8]	1,989,234
	22,698,021	Delayed Draw, 11.228% (SOFR+598 basis points), 4/15/2025[2,3,4]	21,967,873
	17,600,000	Ardonagh Midco 3 PLC Delayed Draw, 2.000%, 7/14/2026[2,3,4,6]	(484,000)
		Belmont Buyer, Inc.
	2,529,070	Delayed Draw, 1.000%, 6/21/2029[2,4,6]	(37,936)
	1,264,535	Revolver, 11.576% (SOFR+650 basis points), 6/21/2029[2,3,4,8]	99,898

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		FINANCIALS (Continued)
	$10,706,395	First Lien Term Loan, 11.707% (SOFR+650 basis points), 6/21/2029[2,3,4]	$10,385,203
		CC SAG Acquisition Corp.
	699,301	Revolver, 0.500%, 6/29/2027[2,3,4,6]	(13,506)
	5,220,935	Delayed Draw, 11.253% (SOFR+575 basis points), 6/29/2028[2,3,4,8]	4,368,350
	18,770,105	First Lien Term Loan, 11.253% (SOFR+575 basis points), 6/29/2028[2,3,4]	18,407,578
		Cerity Partners, LLC
	443,192	Revolver, 0.500%, 7/28/2028[2,4,6]	(17,362)
	7,165,869	First Lien Term Loan, 11.545% (SOFR+650 basis points), 7/28/2029[2,3,4]	6,885,154
	12,468,750	First Lien Term Loan, 11.795% (SOFR+675 basis points), 7/28/2029[2,3,4]	12,167,492
	17,500,000	Delayed Draw, 11.853% (SOFR+650 basis points), 7/28/2029[2,3,4,8]	2,702,182
		CFGI Holdings, LLC
	1,751,825	Revolver, 0.500%, 11/2/2027[2,4,6]	(51,093)
	14,981,752	First Lien Term Loan, 10.202% (SOFR+500 basis points), 11/2/2027[2,3,4]	14,544,804
	2,373,418	Cherry Bekaert Advisory LLC Revolver, 10.352% (SOFR+525 basis points), 6/30/2028[2,3,4,5,8]	654,681
		Credit Connection, LLC
	600,000	Revolver, 0.500%, 7/30/2026[2,4,6]	(11,029)
	9,677,000	First Lien Term Loan, 11.142% (SOFR+575 basis points), 7/30/2026[2,3,4]	9,499,127
	9,064,741	Cresset Asset Management, LLC First Lien Term Loan, 12.746% PIK (SOFR+750 basis points), 4/20/2025[2,3,4,9]	8,956,077
EUR	627,356	Dreamstart BidCo First Lien Term Loan, 9.320% (EURIBOR+600 basis points), 3/30/2027[2,3,4,7]	674,213
		EdgeCo Buyer, Inc.
	2,475,000	First Lien Term Loan, 9.715% (SOFR+475 basis points), 6/1/2026[2,3,4]	2,426,349
	10,000,000	Delayed Draw, 10.114% (SOFR+475 basis points), 6/1/2026[2,3,4,8]	1,703,428
	11,969,925	Eisner Advisory Group LLC First Lien Term Loan, 10.467% (SOFR+525 basis points), 2/22/2030[2,3,4]	11,969,925
		EP Wealth Advisors, LLC
	12,600,000	Delayed Draw, 11.142% (SOFR+575 basis points), 9/4/2026[2,3,4,8]	3,806,387
	5,386,500	First Lien Term Loan, 11.142% (SOFR+575 basis points), 9/4/2026[2,3,4]	5,239,803
		Exegy, Inc.
	8,837,726	First Lien Term Loan, 11.203% (LIBOR+600 basis points), 5/17/2026[2,3,4]	8,664,002
	1,941,919	First Lien Term Loan, 11.203% (LIBOR+600 basis points), 5/17/2026[2,3,4]	1,903,747
		Foundation Risk Partners, Corp.
	1,308,430	Revolver, 0.500%, 10/29/2027[2,4,6]	(41,085)
	2,668,093	Delayed Draw, 11.592% (SOFR+625 basis points), 10/29/2028[2,3,4]	2,584,315
	37,267,644	First Lien Term Loan, 11.592% (SOFR+625 basis points), 10/29/2028[2,3,4]	36,097,440
	5,090,909	Delayed Draw, 12.092% (SOFR+675 basis points), 10/29/2028[2,3,4,8]	2,029,914
	10,909,091	First Lien Term Loan, 12.092% (SOFR+675 basis points), 10/29/2028[2,3,4]	10,583,583
	4,772,727	Delayed Draw, 12.092% (SOFR+675 basis points), 10/29/2028[2,3,4,8]	1,903,045
	10,227,273	First Lien Term Loan, 12.092% (SOFR+675 basis points), 10/29/2028[2,3,4]	9,922,109

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		FINANCIALS (Continued)
		Galway Borrower LLC
	$2,682,489	Revolver, 0.500%, 9/30/2027[2,4,6]	$(43,656)
	25,000,000	First Lien Term Loan, 10.240% (SOFR+525 basis points), 9/29/2028[2,3,4]	24,580,000
	18,508,961	Delayed Draw, 1.000%, 9/30/2028[2,4,6]	(183,676)
	4,662,194	First Lien Term Loan, 10.592% (SOFR+525 basis points), 9/30/2028[2,3,4]	4,586,320
	6,000,000	First Lien Term Loan, 10.795% (SOFR+525 basis points), 9/30/2028[2,3,4]	5,881,526
	43,553,054	First Lien Term Loan, 10.992% (SOFR+525 basis points), 9/30/2028[2,3,4]	42,823,581
	20,000,000	Gloves Buyer, Inc. First Lien Term Loan, 10.268% (SOFR+400 basis points), 12/29/2027[2,3,4]	19,222,654
EUR	8,500,000	Groupe Premium First Lien Term Loan, 9.180% (EURIBOR+525 basis points), 6/8/2028[2,3,4,7]	9,275,426
EUR	14,732,374	Helibron Midco B.V. First Lien Term Loan, 8.483% (EURIBOR+500 basis points), 9/18/2026[2,3,4,7]	15,494,854
EUR	27,226,149	HG Genesis 9 Sumoco Limited First Lien Term Loan, 10.469% PIK (EURIBOR+700 basis points), 3/3/2027[2,3,4,7,9]	29,709,896
		Higginbotham Insurance Agency, Inc.
	41,604,590	Delayed Draw, 10.452% (SOFR+525 basis points), 11/25/2026[2,3,4,5]	41,401,438
	22,752,095	First Lien Term Loan, 10.452% (SOFR+525 basis points), 11/25/2026[2,3,4]	22,632,485
	5,570,956	Delayed Draw, 10.503% (SOFR+525 basis points), 11/25/2026[2,3,4]	5,533,631
		HPS Financials
EUR	3,570,450	First Lien Term Loan, 9.030% (EURIBOR+575 basis points), 9/30/2026[2,3,4,5,7]	3,815,974
GBP	4,517,888	First Lien Term Loan, 10.706% (SONIA+575 basis points), 9/30/2026[2,3,4,5,7]	5,620,529
	4,125,000	First Lien Term Loan, 11.571% (SOFR+663 basis points), 10/1/2026[2,3,4,5]	3,793,273
	442,857	Delayed Draw, 10.232% (SOFR+525 basis points), 11/12/2027[2,3,4,5]	443,263
	182,143	First Lien Term Loan, 10.232% (SOFR+525 basis points), 11/12/2027[2,3,4,5]	182,310
	1,721,311	First Lien Term Loan, 11.388% (LIBOR+625 basis points), 12/11/2027[2,3,4,5]	1,728,394
	2,512,484	First Lien Term Loan, 10.909% (SOFR+575 basis points), 6/28/2028[2,3,4,5]	2,463,958
	698,748	Delayed Draw, 10.927% (SOFR+575 basis points), 6/29/2028[2,3,4,5,8]	562,318
	415,253	Delayed Draw, 11.703% (SOFR+650 basis points), 10/2/2028[2,3,4,5,8]	312,592
	207,292	First Lien Term Loan, 11.703% (SOFR+650 basis points), 10/2/2028[2,3,4,5]	198,164
	2,474,499	First Lien Term Loan, 9.838% (SOFR+500 basis points), 5/16/2029[2,3,4,5]	2,497,269
	187,500,000	HPS Specialty Loan Fund V Feeder, L.P. First Lien Term Loan, 8.463%, 5/14/2031[2,4,8,10]	116,250,000
EUR	3,700,000	iM Global Partner First Lien Term Loan, 9.148% (EURIBOR+550 basis points), 4/7/2028[2,3,4,7]	3,903,618
		Integrity Marketing Acquisition, LLC
	6,760,792	Revolver, 0.500%, 8/27/2025[2,4,6]	(374,524)
	26,416,479	Delayed Draw, 1.000%, 8/27/2025[2,4,6]	(242,559)
	27,361,111	First Lien Term Loan, 11.082% (SOFR+600 basis points), 8/27/2025[2,3,4]	26,847,895
	12,263,608	First Lien Term Loan, 11.094% (SOFR+600 basis points), 8/27/2025[2,3,4]	12,018,336
	15,988,970	Delayed Draw, 11.284% (SOFR+600 basis points), 8/27/2025[2,3,4,5,8]	15,679,406
	25,000,000	Delayed Draw, 11.384% (SOFR+600 basis points), 8/27/2025[2,3,4]	24,660,000

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
$1,473,802	First Lien Term Loan, 11.764% (SOFR+650 basis points), 8/27/2025[2,3,4]	$1,448,011
	J S Held, LLC
12,733,810	Delayed Draw, 10.892% (SOFR+550 basis points), 7/1/2025[2,3,4,5]	12,781,371
8,745,255	First Lien Term Loan, 10.892% (SOFR+550 basis points), 7/1/2025[2,3,4,5]	8,765,691
45,227,859	First Lien Term Loan, 12.750% (PRIME+550 basis points), 7/1/2025[2,3,4,5]	45,333,544
	Kensington Private Equity Fund
6,800,000	Delayed Draw, 1.000% PIK, 3/28/2026[2,4,5,6,9]	(83,824)
6,800,000	Second Lien Term Loan, 12.242% Cash+PIK (SOFR+700 basis points), 3/28/2026[2,3,4,5,9]	6,716,176
	Keystone Agency Investors
19,999,932	Delayed Draw, 11.142% (SOFR+575 basis points), 5/3/2027[2,3,4,8]	19,700,297
15,368,024	First Lien Term Loan, 11.142% (SOFR+575 basis points), 5/3/2027[2,3,4]	15,179,754
	KWOR Acquisition, Inc.
2,109,039	Revolver, 12.250% (LIBOR+525 basis points), 12/22/2027[2,3,4,8]	1,305,495
15,313,231	Delayed Draw, 10.452% (LIBOR+525 basis points), 12/22/2028[2,3,4,5,8]	2,942,049
40,071,191	First Lien Term Loan, 10.452% (LIBOR+525 basis points), 12/22/2028[2,3,4]	38,808,948
13,400,000	Lido Advisors, LLC Delayed Draw, 11.388% (SOFR+600 basis points), 6/15/2027[2,3,4,5,8]	2,037,917
3,485,026	Mclarens Midco, Inc. Revolver, 11.024% (SOFR+575 basis points), 12/19/2025[2,3,4,5,8]	2,474,358
	Oakbridge Insurance Agency LLC
15,030,253	Delayed Draw, 10.952% (SOFR+575 basis points), 12/31/2026[2,3,4,8]	3,606,197
603,448	Revolver, 10.952% (SOFR+575 basis points), 12/31/2026[2,3,4,8]	244,963
1,792,241	First Lien Term Loan, 10.952% (SOFR+575 basis points), 12/31/2026[2,3,4]	1,749,118
	Pathstone Family Office, LLC
1,726,400	Revolver, 0.500%, 5/15/2028[2,4,5,6]	(51,792)
4,747,599	Delayed Draw, 1.000%, 5/15/2029[2,4,5,6]	(71,214)
18,299,836	First Lien Term Loan, 11.997% (SOFR+675 basis points), 5/15/2029[2,3,4,5]	17,750,841
	Patriot Growth Insurance Services, LLC
2,660,377	Revolver, 0.500%, 10/14/2028[2,4,6]	(70,934)
1,854,545	Delayed Draw, 1.000%, 10/14/2028[2,3,4,6]	(21,606)
22,133,778	First Lien Term Loan, 10.740% (SOFR+550 basis points), 10/14/2028[2,3,4]	21,543,621
33,118,367	Delayed Draw, 11.135% (SOFR+575 basis points), 10/14/2028[2,3,4,8]	17,981,603
	Peter C. Foy & Associates Insurance Services, LLC
53,219,687	Delayed Draw, 11.217% (SOFR+600 basis points), 11/1/2028[2,3,4]	53,219,688
21,267,857	First Lien Term Loan, 11.217% (SOFR+600 basis points), 11/1/2028[2,3,4]	21,267,857
	Petrus Buyer, Inc.
1,923,077	Revolver, 0.500%, 10/17/2029[2,4,6]	(51,319)
5,494,505	Delayed Draw, 1.000%, 10/17/2029[2,4,6]	(63,925)
17,582,418	First Lien Term Loan, 11.521% (SOFR+650 basis points), 10/17/2029[2,3,4]	17,113,219
11,495,301	Regent Holding Company, LLC First Lien Term Loan, 12.953% (SOFR+775 basis points), 2/25/2026[1,2,3,4,11,12]	11,125,521

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
$16,039,152	Retail Services Corporation First Lien Term Loan, 12.943% (LIBOR+775 basis points), 5/20/2025[2,3,4]	$15,558,523
5,150,000	Riser Merger Sub, Inc. Delayed Draw, 11.581% (SOFR+650 basis points), 8/1/2028[2,3,4,5,8]	435,760
8,781,605	Riveron Acquisition Holdings, Inc. First Lien Term Loan, 10.826% (LIBOR+575 basis points), 5/22/2025[2,3,4]	8,781,605
	RSC Acquisition, Inc.
32,854,270	First Lien Term Loan, 10.548% (SOFR+550 basis points), 10/30/2026[2,3,4]	32,292,462
48,167,300	First Lien Term Loan, 10.695% (SOFR+550 basis points), 10/30/2026[2,3,4,5]	47,432,304
2,641,633	Delayed Draw, 10.914% (SOFR+550 basis points), 10/30/2026[2,3,4,5]	2,601,324
8,690,548	Revolver, 0.500%, 11/1/2026[2,3,4,5,6]	(132,611)
16,705,868	First Lien Term Loan, 10.695% (SOFR+550 basis points), 11/1/2026[2,3,4]	16,450,949
1,111,579	Delayed Draw, 10.914% (SOFR+550 basis points), 5/31/2029[2,3,4,8]	803,301
	SG Acquisition, Inc.
2,127,660	First Lien Term Loan, 11.102% (SOFR+550 basis points), 1/27/2027[2,3,4]	2,085,106
10,000,000	First Lien Term Loan, 11.202% (SOFR+600 basis points), 1/27/2027[2,3,4]	9,807,984
25,000,000	SitusAMC Holdings Corporation First Lien Term Loan, 10.842% (SOFR+550 basis points), 12/22/2027[2,3,4]	24,325,000
1,500,000	StarCompliance Intermediate, LLC First Lien Term Loan, 12.092% (SOFR+675 basis points), 1/12/2027[2,3,4]	1,465,303
1,424,528	The Ultimus Group Midco, LLC Revolver, 10.128% (LIBOR+500 basis points), 2/1/2024[2,3,4,5,8]	124,821
	THG Acquisition, LLC
743,884	Revolver, 10.952% (SOFR+575 basis points), 12/2/2025[2,3,4,8]	158,502
14,217,192	Delayed Draw, 10.702% (SOFR+550 basis points), 12/2/2026[2,3,4,8]	9,673,027
	Turbo Buyer, Inc.
4,937,500	First Lien Term Loan, 11.587% (SOFR+600 basis points), 12/2/2025[2,3,4]	4,799,920
6,942,667	Delayed Draw, 11.587% (SOFR+600 basis points), 12/2/2025[2,3,4,8]	6,665,622
	Vale Insurance Services LLC
2,419,355	Revolver, 0.500%, 12/1/2027[2,4,6]	(62,086)
22,298,387	First Lien Term Loan, 10.392% (SOFR+500 basis points), 12/1/2027[2,3,4]	21,726,159
	Wealth Enhancement Group, LLC
439,990	Revolver, 0.500%, 10/4/2027[2,4,5,6]	(12,363)
18,000,000	First Lien Term Loan, 21.250% PIK (SOFR+600 basis points), 5/26/2033[2,3,4]	17,494,217
	World Insurance Associates, LLC
2,677,869	First Lien Term Loan, 10.992% (SOFR+575 basis points), 4/1/2026[2,3,4]	2,615,849
32,264,344	Delayed Draw, 10.992% (SOFR+575 basis points), 4/1/2026[2,3,4]	31,517,097
9,579,150	First Lien Term Loan, 11.793% (SOFR+675 basis points), 4/1/2026[2,3,4,5]	9,261,593
6,000,000	First Lien Term Loan, 12.014% (SOFR+675 basis points), 4/1/2026[2,3,4]	5,795,162
		1,427,715,911
	GOVERNMENTS — 0.2%
	Govdelivery Holdings, LLC

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		GOVERNMENTS (Continued)
	$6,060,063	First Lien Term Loan, 10.645% PIK (SOFR+550 basis points), 1/29/2027[2,3,4,8,9]	$5,953,120
	8,357,474	Delayed Draw, 11.145% (SOFR+600 basis points), 1/29/2027[2,3,4]	8,301,930
	536,402	Revolver, 11.604% (SOFR+650 basis points), 1/29/2027[2,3,4,8]	158,693
		Prime Buyer, LLC
	3,856,132	Revolver, 10.453% (SOFR+525 basis points), 12/22/2026[2,3,4,8]	425,127
	9,369,294	First Lien Term Loan, 10.453% (SOFR+525 basis points), 12/22/2026[2,3,4]	9,231,070
			24,069,940
		HEALTH CARE — 15.3%
		123Dentist, Inc.
CAD	9,513,783	Delayed Draw, 1.000%, 8/10/2029[2,4,6,7]	(2,613,805)
CAD	50,448,088	First Lien Term Loan, 10.645% (CDOR+550 basis points), 8/10/2029[2,3,4,7]	36,302,198
		AAH Topco, LLC
	423,729	Revolver, 0.500%, 12/22/2027[2,4,6]	(14,479)
	4,355,260	Delayed Draw, 10.702% (SOFR+550 basis points), 12/22/2027[2,3,4,8]	3,469,242
	4,066,947	First Lien Term Loan, 10.702% (SOFR+550 basis points), 12/22/2027[2,3,4]	3,927,980
		Acclaim Midco, LLC
	1,435,897	Revolver, 0.500%, 6/13/2029[2,4,6]	(28,718)
	3,589,744	Delayed Draw, 1.000%, 6/13/2029[2,4,6]	(17,949)
	8,974,359	First Lien Term Loan, 11.492% (SOFR+625 basis points), 6/13/2029[2,3,4]	8,794,872
		ACI Group Holdings, Inc.
	13,151,602	Delayed Draw, 10.952% PIK (SOFR+575 basis points), 8/2/2028[2,3,4,8,9]	6,094,844
	35,107,645	First Lien Term Loan, 10.952% PIK (SOFR+575 basis points), 8/2/2028[2,3,4,9]	34,645,720
		ADCS Clinics Intermediate Holdings, LLC
	2,236,999	Delayed Draw, 11.747% (SOFR+650 basis points), 5/7/2027[2,3,4]	2,074,811
	10,913,058	First Lien Term Loan, 11.872% (LIBOR+650 basis points), 5/7/2027[2,3,4]	10,051,929
		ADMA Bilogics, Inc.
	3,571,429	Delayed Draw, 1.000%, 3/23/2027[2,4,5,6]	—
	22,341,157	First Lien Term Loan, 13.703% PIK (SOFR+850 basis points), 3/23/2027[2,3,4,5,9]	22,341,157
	1,123,541	AEC Parent Holdings, Inc. Delayed Draw, 1.000%, 6/13/2029[2,4,5,6]	(21,523)
		Affinity Hospice Intermediate Holdings, LLC
	2,724,335	Delayed Draw, 1.000%, 12/17/2027[2,4,5,6]	(72,639)
	11,153,583	First Lien Term Loan, 10.092% (SOFR+475 basis points), 12/17/2027[2,3,4,5]	10,828,285
		AG-Twin Brook Healthcare
	7,551,075	Delayed Draw, 11.807% (SOFR+650 basis points), 4/2/2024[2,3,4]	7,524,587
	12,084,072	First Lien Term Loan, 12.025% (SOFR+650 basis points), 4/2/2024[2,3,4]	12,043,866
	19,432,886	First Lien Term Loan, 11.956% (SOFR+650 basis points), 5/16/2024[2,3,4,5]	19,350,117
	28,990,488	First Lien Term Loan, 12.503% (SOFR+700 basis points), 7/1/2024[2,3,4,5]	28,432,223
	13,748,258	First Lien Term Loan, 11.718% (SOFR+625 basis points), 11/27/2024[2,3,4,5]	13,687,419
	1,676,549	First Lien Term Loan, 11.467% (SOFR+625 basis points), 7/3/2025[2,3,4,5]	1,663,858

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		HEALTH CARE (Continued)
	$19,749,338	First Lien Term Loan, 11.503% (SOFR+600 basis points), 9/25/2025[2,3,4,5]	$19,546,505
	6,865,682	First Lien Term Loan, 11.307% (LIBOR+600 basis points), 3/5/2026[2,3,4,5]	2,963,915
	9,850,520	First Lien Term Loan, 11.217% (SOFR+600 basis points), 6/10/2026[2,3,4,5]	9,787,636
CAD	24,625,000	First Lien Term Loan, 10.778% (CDOR+575 basis points), 7/23/2026[2,3,4,5,7]	18,363,718
	14,812,500	First Lien Term Loan, 11.717% (LIBOR+650 basis points), 8/20/2026[2,3,4,5]	14,676,220
	24,625,000	First Lien Term Loan, 11.015% (SOFR+525 basis points), 9/22/2026[2,3,4,5]	24,315,819
	19,750,000	First Lien Term Loan, 11.217% (SOFR+600 basis points), 10/8/2026[2,3,4,5]	19,597,931
	19,871,402	Delayed Draw, 11.753% (SOFR+625 basis points), 10/29/2026[2,3,4,5]	19,644,330
	19,700,000	First Lien Term Loan, 11.217% (SOFR+600 basis points), 12/14/2026[2,3,4,5]	19,566,930
	14,812,500	First Lien Term Loan, 11.503% (SOFR+600 basis points), 12/31/2026[2,3,4,5]	14,612,154
	9,930,556	Delayed Draw, 1.000%, 2/23/2027[2,3,4,6]	(378,583)
	14,918,750	First Lien Term Loan, 13.503% (SOFR+800 basis points), 2/23/2027[2,3,4]	14,337,310
		AHR Intermediate, Inc.
	10,500,000	Delayed Draw, 10.601% (SOFR+575 basis points), 7/29/2027[2,3,4,8]	7,692,852
	24,316,250	First Lien Term Loan, 10.753% (SOFR+525 basis points), 7/29/2027[2,3,4]	24,113,216
		Alcami Corporation
	3,052,838	Revolver, 0.500%, 12/21/2028[2,4,6]	(98,714)
	1,908,023	Delayed Draw, 1.000%, 12/21/2028[2,4,6]	(61,696)
	22,839,041	First Lien Term Loan, 12.203% (SOFR+700 basis points), 12/21/2028[2,3,4]	22,100,539
	35,253,731	Alegeus Technologies Holding Corp. First Lien Term Loan, 13.360% PIK (LIBOR+825 basis points), 9/5/2024[2,3,4,9]	34,616,363
		Align Enta Intermediate, Inc.
	639,767	Revolver, 0.500%, 6/30/2028[2,4,6]	(19,193)
	4,265,116	Delayed Draw, 1.000%, 6/30/2028[2,4,6]	(63,977)
	1,279,535	Delayed Draw, 1.000%, 6/30/2028[2,4,6]	(19,193)
	2,985,581	First Lien Term Loan, 11.742% (SOFR+650 basis points), 6/30/2028[2,3,4]	2,896,014
	11,790,000	American Renal Associates Holdings, Inc. First Lien Term Loan, 11.460% (LIBOR+625 basis points), 1/29/2027[2,3,4,5]	11,116,615
	25,000,000	AVE Holdings III Corp. First Lien Term Loan, 10.548% (SOFR+550 basis points), 2/25/2028[2,3,4]	24,042,500
	8,538,390	AWC-MH Acquisition LLC First Lien Term Loan, 18.000% PIK (LIBOR+700 basis points), 10/12/2025[2,3,4,9]	6,446,485
		Biocare Medical LLC
	2,777,778	Revolver, 10.204% (LIBOR+525 basis points), 12/9/2027[2,3,4,8]	53,232
	21,944,444	First Lien Term Loan, 10.614% (LIBOR+525 basis points), 12/9/2027[2,3,4]	21,194,611
		Bridges Consumer Healthcare
	12,003,487	First Lien Term Loan, 11.532% (SOFR+619 basis points), 1/20/2027[2,3,4,5]	11,533,263
	1,160,000	First Lien Term Loan, 11.920% (SOFR+650 basis points), 1/20/2027[2,3,4,5]	1,126,576
		Carevet LLC
	4,530,505	Delayed Draw, 11.863% (LIBOR+700 basis points), 9/1/2025[2,3,4,8]	912,957
	17,431,000	Delayed Draw, 12.217% (LIBOR+700 basis points), 9/1/2025[2,3,4]	17,166,863

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$5,712,040	First Lien Term Loan, 17.217% PIK (SOFR+1,200 basis points), 9/1/2025[2,3,4,9]	$5,636,918
	CNSI Holdings LLC
1,735,776	Revolver, 0.500%, 12/17/2027[2,4,6]	(54,968)
18,218,563	First Lien Term Loan, 11.390% (SOFR+650 basis points), 12/17/2028[2,3,4]	17,641,627
41,000,000	Color Intermediate, LLC First Lien Term Loan, 10.702% (SOFR+550 basis points), 10/4/2029[2,3,4]	40,297,298
	Community Medical Acquisition Corp.
3,683,963	Revolver, 10.142% (LIBOR+475 basis points), 12/15/2027[2,3,4,8]	1,826,589
3,832,795	Delayed Draw, 1.000%, 12/15/2028[2,3,4,6]	(140,555)
25,906,749	First Lien Term Loan, 10.302% (LIBOR+475 basis points), 12/15/2028[2,3,4]	24,762,235
17,143,000	Confluent Health, LLC First Lien Term Loan, 12.603% (SOFR+750 basis points), 11/30/2028[2,4]	15,958,712
	Connect America.com, LLC
679,061	Revolver, 12.574% (LIBOR+700 basis points), 6/30/2026[2,3,4,8]	615,328
7,312,002	First Lien Term Loan, 12.587% (LIBOR+700 basis points), 6/30/2026[2,3,4]	6,871,878
	CORA Health Holdings Corp.
230,389	Delayed Draw, 11.164% (ARR CSA+575 basis points), 6/15/2027[2,3,4]	204,069
769,231	Revolver, 11.164% (ARR CSA+575 basis points), 6/15/2027[2,3,4,8]	315,970
13,681,451	First Lien Term Loan, 11.164% (ARR CSA+575 basis points), 6/15/2027[2,3,4]	12,118,503
	Covaris Intermediate 3, LLC
5,921,053	Delayed Draw, 1.000%, 1/21/2028[2,4,6]	(172,097)
1,184,211	Revolver, 10.642% (SOFR+525 basis points), 1/21/2028[2,3,4,8]	755,054
7,835,526	First Lien Term Loan, 10.642% (SOFR+525 basis points), 1/21/2028[2,3,4]	7,607,785
	CPC/Cirtec Holdings, Inc.
1,033,592	Revolver, 11.492% (ARR CSA+625 basis points), 10/31/2028[2,3,4,8]	382,050
8,966,408	First Lien Term Loan, 11.492% (ARR CSA+625 basis points), 1/30/2029[2,3,4]	8,694,131
	CPF Dental, LLC
14,342,535	Delayed Draw, 14.003% (SOFR+850 basis points), 8/30/2024[2,3,4,5,8]	11,023,224
5,302,024	First Lien Term Loan, 14.025% (LIBOR+850 basis points), 8/30/2024[2,3,4,5]	5,224,406
13,861,118	Crossroads Holding, LLC First Lien Term Loan, 10.467% PIK (SOFR+525 basis points), 12/23/2027[2,3,4,5,9]	11,389,770
	D4C Dental Brands, Inc.
714,286	Revolver, 11.888% (SOFR+650 basis points), 12/30/2026[2,3,4,8]	339,170
6,458,482	First Lien Term Loan, 11.892% (SOFR+650 basis points), 12/30/2026[2,3,4]	6,295,975
4,923,582	Delayed Draw, 11.914% (SOFR+650 basis points), 12/30/2026[2,3,4,8]	4,422,924
	DCA Holdings LLC
3,925,051	Delayed Draw, 11.647% (SOFR+640 basis points), 3/12/2027[2,3,4,5]	3,895,613
23,923,741	First Lien Term Loan, 11.647% (SOFR+640 basis points), 3/12/2027[2,3,4]	23,744,531
	Deca Dental Holdings, LLC
4,792,593	Delayed Draw, 11.092% (SOFR+575 basis points), 8/26/2028[2,3,4,8]	1,202,922
1,111,111	Revolver, 11.092% (SOFR+575 basis points), 8/26/2028[2,3,4,8]	977,608

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		HEALTH CARE (Continued)
	$13,862,963	First Lien Term Loan, 11.092% (SOFR+575 basis points), 8/26/2028[2,3,4]	$13,121,485
		Dermatopathology Laboratory Of Central States, LLC
	1,612,903	Revolver, 0.500%, 6/1/2028[2,4,6]	(12,818)
	6,048,387	Delayed Draw, 1.000%, 6/1/2028[2,4,6]	(48,067)
	17,208,669	First Lien Term Loan, 10.991% (SOFR+575 basis points), 6/1/2028[2,3,4]	17,071,911
		Emmes Blocker, Inc.
	13,219,204	Delayed Draw, 10.437% (SOFR+550 basis points), 7/7/2028[2,3,4,5,8]	5,875,459
	8,211,128	First Lien Term Loan, 10.437% (SOFR+550 basis points), 7/7/2028[2,3,4]	8,094,921
	10,669,375	Ensemble RCM, LLC First Lien Term Loan, 10.145% (LIBOR+500 basis points), 8/3/2026[2,3,4]	10,278,110
	6,666,667	ENT MSO LLC Delayed Draw, 12.266% (SOFR+700 basis points), 3/4/2025[2,3,4,5,8]	1,136,790
		ERC Holdings, LLC
	1,420,118	Revolver, 10.693% (SOFR+550 basis points), 11/10/2027[2,3,4,8]	402,323
	6,657,924	Revolver, 10.761% (SOFR+550 basis points), 11/10/2027[2,3,4,5,8]	1,886,205
	15,610,592	First Lien Term Loan, 11.003% (SOFR+550 basis points), 11/10/2028[2,3,4]	14,569,403
	14,775,000	FH MD Buyer, Inc. First Lien Term Loan, 10.217% (SOFR+511 basis points), 10/31/2026[2,3,4]	13,909,324
	20,000,000	Finthrive Software Intermediate Holdings, Inc. Second Lien Term Loan, 11.943% (LIBOR+675 basis points), 1/6/2030[2,3,4]	19,042,680
		Fortis Life Sciences, LLC
	8,671,280	Delayed Draw, 1.000%, 9/17/2027[2,4,6]	(274,598)
	2,434,783	Revolver, 10.085% (SOFR+475 basis points), 9/17/2027[2,3,4,8]	1,262,027
	16,703,693	First Lien Term Loan, 10.092% (SOFR+475 basis points), 9/17/2027[2,3,4]	16,174,730
CAD	36,758,217	FYI Optical Acquisitions, Inc. & FYI USA Inc. Delayed Draw, 11.000% (CDOR+575 basis points), 3/4/2027[2,3,4,7]	26,756,505
		Helium Acquirer Corporation
	32,727,240	Delayed Draw, 1.000%, 1/5/2029[2,4,6]	(245,454)
	3,313,620	Delayed Draw, 12.203% (SOFR+700 basis points), 1/5/2029[2,3,4]	3,271,508
	1,656,810	Revolver, 12.203% (SOFR+700 basis points), 1/5/2029[2,3,4,8]	537,024
	10,904,570	First Lien Term Loan, 12.203% (SOFR+700 basis points), 1/5/2029[2,3,4]	10,602,039
		Heniff Holdco, LLC
	2,984,691	Revolver, 10.932% (LIBOR+575 basis points), 12/3/2024[2,3,4,8]	996,290
	24,983,193	First Lien Term Loan, 10.952% (LIBOR+575 basis points), 12/3/2026[2,3,4]	24,578,465
		HPS Health Care
	9,596,286	First Lien Term Loan, 10.452% (SOFR+525 basis points), 6/27/2024[2,3,4,5]	9,596,091
	598,039	Delayed Draw, 1.000%, 10/27/2025[2,4,5,6]	(22,424)
	653,817	Delayed Draw, 12.552% (LIBOR+700 basis points), 10/27/2025[2,3,4,5]	629,301
	12,459	Delayed Draw, 16.010% (LIBOR+700 basis points), 10/27/2025[2,3,4,5]	11,991
	3,894,417	First Lien Term Loan, 13.892% PIK (SOFR+850 basis points), 2/26/2026[2,3,4,5,9]	3,894,417
	42,629	Delayed Draw, 10.805% (SOFR+575 basis points), 8/31/2029[2,3,4,5]	41,531
	3,750,000	First Lien Term Loan, 11.403% (SOFR+625 basis points), 12/31/2029[2,3,4,5]	3,678,424

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		HEALTH CARE (Continued)
		Imagefirst Holdings, LLC
	$214,286	Delayed Draw, 1.000%, 4/27/2028[2,4,5,6]	$(7,247)
	1,071,429	First Lien Term Loan, 10.392% (SOFR+500 basis points), 4/27/2028[2,3,4,5]	1,035,193
		Integrated Oncology Network, LLC
	4,128,622	First Lien Term Loan, 11.040% (SOFR+600 basis points), 6/24/2024[2,3,4]	4,128,622
	83,957	Revolver, 11.193% (SOFR+600 basis points), 6/24/2024[2,3,4,8]	75,561
	1,859,310	Delayed Draw, 11.040% (SOFR+600 basis points), 6/24/2025[2,3,4,8]	744,916
	3,275,112	First Lien Term Loan, 11.040% (SOFR+600 basis points), 6/24/2025[2,3,4]	3,275,112
	134,701	Revolver, 11.193% (SOFR+600 basis points), 6/24/2025[2,3,4,8]	121,231
		IvyRehab Intermediate II, LLC
	3,837,719	Revolver, 0.500%, 4/21/2028[2,4,6]	(236,762)
	23,310,691	First Lien Term Loan, 9.878% (SOFR+475 basis points), 4/21/2029[2,3,4]	21,872,577
	7,649,342	Delayed Draw, 9.923% (SOFR+475 basis points), 4/21/2029[2,3,4]	7,196,569
NZD	6,300,000	Jon Bidco Limited First Lien Term Loan, 10.240% (BKBM+450 basis points), 12/3/2026[2,3,4,7]	3,737,979
		Life Science Intermediate Holdings, LLC
EUR	6,000,000	Delayed Draw, 9.648% (EURIBOR+623 basis points), 6/10/2027[2,3,4,7]	6,547,359
GBP	7,500,000	Delayed Draw, 11.158% (SONIA+623 basis points), 6/10/2027[2,3,4,7]	9,525,019
	2,871,011	First Lien Term Loan, 11.395% (SOFR+635 basis points), 6/10/2027[2,3,4]	2,871,011
	15,139,061	Delayed Draw, 11.395% (SOFR+635 basis points), 6/10/2027[2,3,4]	15,139,061
	1,337,984	Revolver, 11.395% (SOFR+635 basis points), 6/10/2027[2,3,4,8]	1,149,703
	4,380,290	Delayed Draw, 11.453% (SOFR+635 basis points), 6/10/2027[2,3,4,8]	2,285,964
		MB2 Dental Solutions, LLC
	6,013,146	Delayed Draw, 11.203% (SOFR+600 basis points), 1/29/2027[2,3,4]	5,909,119
	28,614,032	First Lien Term Loan, 11.203% (SOFR+600 basis points), 1/29/2027[2,3,4]	28,119,009
		MedMark Services, Inc.
	1,566,916	Delayed Draw, 10.503% (SOFR+500 basis points), 6/11/2027[2,3,4]	1,546,308
	7,860,000	First Lien Term Loan, 10.503% (SOFR+500 basis points), 6/11/2027[2,3,4]	7,756,629
	4,505,947	Delayed Draw, 10.503% (SOFR+500 basis points), 6/11/2027[2,3,4]	4,446,687
		MN Acquisition, Inc.
	2,500,000	Revolver, 10.702% (SOFR+550 basis points), 8/25/2028[2,3,4,8]	1,043,700
	22,387,500	First Lien Term Loan, 10.702% (SOFR+550 basis points), 8/25/2028[2,3,4]	21,174,392
		Myorthos Management, LLC
	8,972,201	Delayed Draw, 10.465% (SOFR+550 basis points), 11/1/2027[2,3,4,5]	8,575,825
	4,856,732	First Lien Term Loan, 10.465% (SOFR+550 basis points), 11/1/2027[2,3,4,5]	4,642,170
		National Dentex Labs LLC
	919,540	Revolver, 12.217% (SOFR+700 basis points), 4/3/2026[2,3,4,8]	719,382
	3,502,258	Delayed Draw, 13.392% PIK (SOFR+800 basis points), 4/3/2026[2,3,4,9]	3,440,336
	6,960,813	First Lien Term Loan, 13.392% PIK (SOFR+800 basis points), 4/3/2026[2,3,4,9]	6,837,802
		Novotech (Australia) Pty Limited
	3,125,000	Delayed Draw, 1.000%, 1/14/2028[2,4,6]	(65,394)
AUD	18,543,750	Delayed Draw, 9.393% (BBSY+525 basis points), 1/14/2028[2,3,4,7]	12,092,698
	16,437,500	First Lien Term Loan, 10.707% (SOFR+568 basis points), 1/14/2028[2,3,4]	16,093,528

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
	OB Hospitalist Group
$1,717,557	Revolver, 10.702% (SOFR+550 basis points), 9/27/2027[2,3,4,8]	$735,715
37,894,289	First Lien Term Loan, 10.702% (SOFR+550 basis points), 9/27/2027[2,3,4]	37,452,811
6,947,368	Office Ally First Lien Term Loan, 10.852% (SOFR+575 basis points), 12/20/2028[2,3,4]	6,786,466
	OIA Acquisition, LLC
1,928,571	Revolver, 0.500%, 10/19/2027[2,4,6]	(56,247)
1,825,559	Delayed Draw, 9.965% (LIBOR+500 basis points), 10/19/2027[2,3,4,8]	1,313,316
11,088,214	First Lien Term Loan, 9.965% (LIBOR+500 basis points), 10/19/2027[2,3,4]	10,764,823
	OIS Management Services, LLC
1,423,077	Revolver, 0.500%, 11/16/2028[2,3,4,6]	(34,383)
4,743,590	Delayed Draw, 11.092% (SOFR+575 basis points), 11/16/2028[2,3,4,8]	1,612,057
12,333,333	First Lien Term Loan, 11.092% (SOFR+575 basis points), 11/16/2028[2,3,4]	12,035,347
5,527,184	Ons Mso, LLC Revolver, 13.500% (LIBOR+475 basis points), 7/8/2024[2,3,4,5,8]	452,921
	Org USME Buyer, LLC
743,478	Delayed Draw, 1.000%, 11/24/2026[2,4,6]	(19,824)
936,232	Revolver, 10.952% (SOFR+575 basis points), 11/24/2026[2,3,4,8]	686,573
16,311,693	First Lien Term Loan, 10.952% (SOFR+575 basis points), 11/24/2026[2,3,4]	15,876,772
	Orthodontic Partners, LLC
14,278,356	Delayed Draw, 11.695% (SOFR+625 basis points), 10/12/2027[2,3,4]	14,117,512
9,697,340	First Lien Term Loan, 11.740% (SOFR+650 basis points), 10/12/2027[2,3,4]	9,491,250
	Pediatric Home Respiratory Services, LLC
4,687,355	First Lien Term Loan, 10.952% (SOFR+575 basis points), 12/4/2024[2,3,4]	4,574,103
2,007,423	Delayed Draw, 11.453% (SOFR+625 basis points), 12/4/2024[2,3,4,8]	1,414,755
	Phynet Dermatology LLC
3,099,283	Delayed Draw, 1.000%, 8/16/2024[2,4,5,6]	(40,507)
5,888,637	First Lien Term Loan, 11.872% (SOFR+650 basis points), 8/16/2024[2,3,4,5]	5,723,172
	Pinnacle Dermatology Management, LLC
1,082,474	Revolver, 9.500% (SOFR+400 basis points), 12/8/2028[2,3,4,8]	636,873
11,262,881	First Lien Term Loan, 11.125% (SOFR+575 basis points), 12/8/2028[2,3,4]	10,878,033
2,536,631	Delayed Draw, 11.188% (SOFR+575 basis points), 12/8/2028[2,3,4,8]	1,241,000
	Pinnacle Treatment Centers, Inc.
923,804	Delayed Draw, 12.164% (SOFR+675 basis points), 1/2/2026[2,3,4]	905,591
14,410,238	First Lien Term Loan, 12.164% (SOFR+675 basis points), 1/2/2026[2,3,4]	14,126,136
789,576	Revolver, 12.164% (SOFR+675 basis points), 1/2/2026[2,3,4,8]	497,658
	PPV Intermediate Holdings LLC
2,538,076	Revolver, 0.500%, 8/31/2029[2,4,6]	(65,373)
1,248,784	First Lien Term Loan, 11.010% (SOFR+575 basis points), 8/31/2029[2,3,4,5]	1,216,619
64,213,279	First Lien Term Loan, 11.014% (SOFR+575 basis points), 8/31/2029[2,3,4]	63,290,762
1,921,135	Delayed Draw, 13.000% PIK, 8/31/2030[2,3,4,8,9]	1,615,971

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		HEALTH CARE (Continued)
		Premier Imaging, LLC
	$14,475,624	Delayed Draw, 11.217% (SOFR+600 basis points), 1/2/2025[2,3,4,8]	$3,901,760
	23,011,548	First Lien Term Loan, 11.217% (SOFR+600 basis points), 1/2/2025[2,3,4]	22,628,300
	14,887,500	Premise Health Holding Corp. First Lien Term Loan, 10.337% (SOFR+475 basis points), 7/10/2025[2,3,4]	14,793,028
	25,000,000	PSKW Intermediate, LLC First Lien Term Loan, 11.453% (SOFR+625 basis points), 3/9/2026[2,3,4]	25,000,000
	5,703,986	Q-Centrix LLC First Lien Term Loan, 9.864% (LIBOR+450 basis points), 5/30/2025[2,3,4]	5,603,036
		Raven Buyer, Inc.
	12,889,773	First Lien Term Loan, 11.137% (SOFR+600 basis points), 2/1/2027[2,3,4]	12,739,603
	2,045,455	Revolver, 11.379% (SOFR+600 basis points), 2/1/2027[2,3,4,8]	180,715
	18,601,909	Redwood MSO, LLC First Lien Term Loan, 11.467% (SOFR+625 basis points), 7/3/2025[2,3,4,5]	18,471,420
		Smile Doctors, LLC
	2,208,481	Revolver, 10.748% (SOFR+575 basis points), 12/23/2027[2,3,4,8]	(14,754)
	3,076,413	Delayed Draw, 11.147% (SOFR+590 basis points), 12/23/2028[2,3,4]	2,932,805
	19,502,650	First Lien Term Loan, 11.147% (SOFR+590 basis points), 12/23/2028[2,3,4]	18,592,259
	39,700,000	Southern Veterinary Partners, LLC First Lien Term Loan, 10.677% (SOFR+550 basis points), 10/5/2027[2,3,4]	39,392,448
GBP	1,797,628	SSCP Pegasus Midco Limited First Lien Term Loan, 11.047% (SONIA+650 basis points), 11/16/2027[2,3,4,7]	2,234,688
		TerSera Therapeutics, LLC
	531,828	Revolver, 0.500%, 4/4/2029[2,4,6]	(15,743)
	6,468,172	First Lien Term Loan, 11.992% (SOFR+675 basis points), 4/4/2029[2,3,4]	6,276,699
		The Smilist Management, Inc.
	356,075	Revolver, 0.500%, 12/22/2025[2,4,5,6]	(13,236)
	5,544,710	Delayed Draw, 11.703% (SOFR+650 basis points), 12/22/2025[2,3,4,5]	5,338,601
	6,744,860	First Lien Term Loan, 11.703% (SOFR+650 basis points), 12/22/2025[2,3,4,5,8]	5,639,559
	20,973,439	TheKey, LLC Delayed Draw, 10.145% (SOFR+500 basis points), 3/30/2027[2,3,4,5,8]	368,217
	34,825,000	Tivity Health, Inc. First Lien Term Loan, 11.242% (SOFR+600 basis points), 6/28/2028[2,3,4]	33,486,250
	5,000,000	TPC Holdco, LLC Second Lien Term Loan, 12.960% (LIBOR+800 basis points), 3/29/2028[2,3,4]	4,834,797
		Troy Gastroenterology, P.C.
	2,748,444	Delayed Draw, 11.177% (LIBOR+600 basis points), 11/25/2025[2,3,4]	2,709,547
	591,133	Revolver, 11.177% (LIBOR+600 basis points), 11/25/2025[2,3,4,8]	385,723
	4,381,897	First Lien Term Loan, 11.177% (LIBOR+600 basis points), 11/25/2025[2,3,4]	4,319,882
	1,816,524	TurningPoint Healthcare Solutions, LLC Revolver, 0.500%, 7/14/2027[2,4,5,6]	(57,525)
		United Digestive MSO Parent, LLC
	8,233,571	Delayed Draw, 1.000%, 3/30/2029[2,4,6]	(121,566)

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		HEALTH CARE (Continued)
	$4,116,786	Revolver, 5.000%, 3/30/2029[2,4,6]	$(122,550)
	8,475,000	First Lien Term Loan, 11.992% (SOFR+675 basis points), 3/30/2029[2,3,4]	8,222,714
	22,813,571	First Lien Term Loan, 11.992% (SOFR+675 basis points), 3/30/2029[2,3,4,5]	22,134,450
		United Musculoskeletal Partners Acquisition Holdings, LLC
	1,724,138	Revolver, 0.500%, 7/15/2028[2,4,6]	(45,971)
	8,275,862	First Lien Term Loan, 10.543% (SOFR+550 basis points), 7/15/2028[2,3,4]	8,055,201
	7,000,000	UroGPO, LLC First Lien Term Loan, 10.921% (LIBOR+585 basis points), 12/15/2026[2,3,4]	6,809,855
		Urology Management Holdings, Inc.
	1,190,476	Revolver, 0.500%, 6/15/2026[2,4,5,6]	(39,606)
	3,266,667	Delayed Draw, 1.000%, 6/15/2026[2,4,6]	(108,678)
	14,753,512	Delayed Draw, 11.155% (SOFR+604 basis points), 6/15/2026[2,3,4]	14,262,680
	5,036,392	First Lien Term Loan, 11.155% (SOFR+604 basis points), 6/15/2026[2,3,4]	4,868,837
	6,517,000	First Lien Term Loan, 11.365% (SOFR+625 basis points), 6/15/2026[2,3,4]	6,300,187
		USHV Management, LLC
	3,891,892	Delayed Draw, 1.000%, 12/23/2027[2,4,6]	(114,805)
	7,783,784	First Lien Term Loan, 11.465% (SOFR+613 basis points), 12/23/2027[2,3,4]	7,554,174
		Vardiman Black Holdings, LLC
	36,865,120	Delayed Draw, 12.260% (SOFR+700 basis points), 3/18/2027[2,3,4]	35,395,141
	10,099,432	First Lien Term Loan, 12.260% (SOFR+700 basis points), 3/18/2027[2,3,4]	9,696,722
		Vermont Aus Pty Ltd.
AUD	10,781,230	First Lien Term Loan, 10.151% (BBSY+575 basis points), 3/23/2028[2,3,4,7]	6,882,974
	7,916,288	First Lien Term Loan, 10.892% (SOFR+565 basis points), 3/23/2028[2,3,4]	7,592,142
		Vital Care Buyer, LLC
	1,777,778	Revolver, 0.500%, 10/19/2025[2,3,4,6]	(35,658)
	5,500,052	First Lien Term Loan, 10.753% (SOFR+525 basis points), 10/19/2025[2,3,4]	5,389,735
		Web P.T., Inc.
	1,312,500	Revolver, 11.895% (LIBOR+675 basis points), 1/18/2028[2,3,4,8]	242,714
	9,000,000	First Lien Term Loan, 12.114% (LIBOR+675 basis points), 1/18/2028[2,3,4]	8,827,589
		Xeris Pharmaceuticals, Inc.
	8,333,333	Delayed Draw, 14.503% (SOFR+900 basis points), 3/8/2027[2,3,4,5]	8,229,575
	16,666,667	First Lien Term Loan, 14.503% (SOFR+900 basis points), 3/8/2027[2,3,4,5]	16,459,151
	2,141,658	Xifin, Inc. Revolver, 11.264% (LIBOR+575 basis points), 2/6/2026[2,3,4,5,8]	1,554,481
		Zavation Medical Products, LLC
	2,027,027	Revolver, 9.659% (SOFR+450 basis points), 6/30/2027[2,3,4,8]	863,170
	12,745,946	First Lien Term Loan, 11.342% (SOFR+600 basis points), 6/30/2027[2,3,4]	12,310,422
			1,838,714,576
		INDUSTRIALS — 17.4%
	4,246,042	3SI Holdco, Inc. First Lien Term Loan, 12.010% (LIBOR+650 basis points), 12/15/2024[2,3,4]	4,122,205

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		INDUSTRIALS (Continued)
	$9,925,000	Accurus Aerospace Corporation First Lien Term Loan, 11.087% (LIBOR+575 basis points), 4/5/2028[2,3,4]	$9,317,661
	14,791,875	Aero Operating LLC Incremental Term Loan, 14.040% (LIBOR+900 basis points), 2/7/2026[2,3,4]	13,879,316
	7,256,250	AG-Twin Brook Aerospace First Lien Term Loan, 11.337% (SOFR+575 basis points), 12/6/2024[2,3,4,5]	7,145,931
		Air Comm Corporation, LLC
	2,027,259	Delayed Draw, 1.000%, 7/1/2027[2,4,6]	(58,115)
	13,179,878	First Lien Term Loan, 9.965% (LIBOR+500 basis points), 7/1/2027[2,3,4]	12,802,051
	22,662,011	Delayed Draw, 9.965% (LIBOR+500 basis points), 7/1/2027[2,3,4]	22,012,360
	1,184,211	Revolver, 9.965% (LIBOR+500 basis points), 7/1/2027[2,3,4,8]	13,312
	2,439,024	Revolver, 10.338% (LIBOR+500 basis points), 7/1/2027[2,3,4,8]	1,694,364
		Any Hour, LLC
	2,000,000	Revolver, 0.500%, 7/21/2027[2,3,4,6]	(58,331)
	1,200,000	Delayed Draw, 1.000%, 7/21/2027[2,4,6]	(35,871)
	11,163,333	First Lien Term Loan, 10.895% (SOFR+575 basis points), 7/21/2027[2,3,4]	10,837,751
	23,165,683	Delayed Draw, 10.895% (SOFR+575 basis points), 7/21/2027[2,3,4]	22,490,049
	9,600,000	First Lien Term Loan, 11.105% (SOFR+600 basis points), 7/21/2027[2,3,4]	9,312,300
		Apex Service Partners, LLC
	2,000,000	Revolver, 0.500%, 7/31/2025[2,3,4,6]	(128,391)
	6,698,000	First Lien Term Loan, 10.460% (SOFR+525 basis points), 7/31/2025[2,3,4]	6,268,019
	982,229	First Lien Term Loan, 10.522% (SOFR+525 basis points), 7/31/2025[2,3,4]	919,174
	4,983,000	Delayed Draw, 10.552% (SOFR+525 basis points), 7/31/2025[2,3,4]	4,663,114
	10,055,316	Delayed Draw, 10.642% (SOFR+525 basis points), 7/31/2025[2,3,4]	9,409,810
	2,458,421	Delayed Draw, 10.747% (SOFR+550 basis points), 7/31/2025[2,3,4]	2,312,904
	9,296,710	First Lien Term Loan, 10.747% (SOFR+550 basis points), 7/31/2025[2,3,4]	8,746,427
	9,417,281	First Lien Term Loan, 12.500% PIK, 7/31/2025[2,3,4,9]	9,189,750
		Aptean, Inc.
	3,796,836	First Lien Term Loan, 9.452% (SOFR+425 basis points), 4/23/2026[2,3]	3,738,935
	8,478,750	First Lien Term Loan, 10.602% (SOFR+550 basis points), 4/23/2026[2,3,4]	8,309,175
		Ardurra Group LLC
	1,810,345	Revolver, 0.500%, 2/1/2029[2,4,6]	(55,990)
	4,525,862	Delayed Draw, 1.000%, 2/1/2030[2,4,6]	(72,153)
		Armada Parent, Inc.
	2,400,000	Revolver, 6.756% (LIBOR+575 basis points), 10/29/2027[2,3,4,5,8]	620,059
	1,995,000	Delayed Draw, 11.114% (LIBOR+575 basis points), 10/29/2027[2,3,4,5,8]	964,570
	19,750,000	First Lien Term Loan, 11.114% (LIBOR+575 basis points), 10/29/2027[2,3,4,5]	19,448,746
		Arrowhead Holdco Company
EUR	14,962,500	First Lien Term Loan, 8.526% (EURIBOR+500 basis points), 8/31/2028[2,3,4,7]	16,014,696
	4,937,343	First Lien Term Loan, 10.048% (SOFR+450 basis points), 8/31/2028[2,3,4,5]	4,768,636
		AWT Merger Sub, Inc.
	2,471,607	Delayed Draw, 11.007% (LIBOR+600 basis points), 12/17/2026[2,3,4]	2,401,377
	1,071,429	Revolver, 11.007% (LIBOR+600 basis points), 12/17/2026[2,3,4,8]	112,413

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		INDUSTRIALS (Continued)
	$6,283,929	First Lien Term Loan, 11.007% (LIBOR+600 basis points), 12/17/2026[2,3,4]	$6,105,371
	2,404,336	Delayed Draw, 11.507% (LIBOR+600 basis points), 12/17/2026[2,3,4]	2,336,017
	716,113	First Lien Term Loan, 12.193% (LIBOR+600 basis points), 12/17/2026[2,3,4]	695,764
	80,000,000	Balrog Acquisition, Inc. First Lien Term Loan, 9.710% (SOFR+450 basis points), 9/3/2028[2,3,4]	76,800,000
		Beacon Mobility Corp.
	1,000,000	Revolver, 0.500%, 5/22/2024[2,3,4,6]	(28,164)
	17,515,654	Delayed Draw, 10.677% (SOFR+560 basis points), 5/22/2024[2,3,4]	17,022,335
	4,842,132	Delayed Draw, 10.677% (SOFR+560 basis points), 5/22/2024[2,3,4]	4,705,756
	2,226,096	First Lien Term Loan, 10.748% (SOFR+560 basis points), 5/22/2024[2,3,4]	2,163,399
		Blackbird Purchaser, Inc.
	17,492,458	First Lien Term Loan, 9.452% (SOFR+425 basis points), 4/8/2026[2,3,4]	16,938,516
	6,406,542	Delayed Draw, 9.455% (SOFR+450 basis points), 4/8/2026[2,3,4]	6,251,754
		BlueHalo Global Holdings, LLC
	17,894,456	First Lien Term Loan, 11.892% (SOFR+650 basis points), 10/31/2025[2,3,4]	17,462,107
	1,285,714	Revolver, 11.901% (SOFR+650 basis points), 10/31/2025[2,3,4,8]	343,053
	14,850,000	BP Purchaser, LLC First Lien Term Loan, 11.003% (SOFR+550 basis points), 12/10/2028[2,3,4]	14,027,490
		BradyIFS Holdings LLC
	2,256,157	Delayed Draw, 12.118% (SOFR+625 basis points), 11/22/2025[2,4,8]	248,937
	1,799,354	First Lien Term Loan, 12.142% (SOFR+625 basis points), 11/22/2025[2,3,4]	1,763,367
		British Engineering Services Holdco Limited
GBP	950,968	Revolver, 10.705% (LIBOR+703 basis points), 12/2/2027[2,3,4,7]	1,193,057
GBP	396,237	First Lien Term Loan, 10.705% (LIBOR+703 basis points), 12/2/2027[2,3,4,7]	497,108
		Cadence Engines Systems Acquisition, Inc.
	250,000	Revolver, 11.944% (SOFR+675 basis points), 5/3/2028[2,3,4,8]	5,198
	2,081,667	First Lien Term Loan, 11.939% (SOFR+675 basis points), 5/3/2029[2,3,4]	2,020,862
		Caldwell & Gregory LLC
	14,911,250	Delayed Draw, 11.003% (SOFR+550 basis points), 12/5/2023[2,3,4]	14,849,461
	14,807,228	First Lien Term Loan, 11.003% (SOFR+550 basis points), 12/5/2023[2,3,4]	14,745,870
		CC WDW Borrower, Inc.
	1,631,196	Delayed Draw, 1.000%, 1/27/2028[2,4,6]	(81,677)
	3,246,079	First Lien Term Loan, 11.945% (SOFR+675 basis points), 1/27/2028[2,3,4]	3,083,541
	21,462,792	CGI Parent, LLC First Lien Term Loan, 9.836% (SOFR+485 basis points), 2/14/2028[2,3,4]	20,874,875
		Citrin Cooperman Advisors, LLC
	1,586,094	Delayed Draw, 1.000%, 10/1/2027[2,4,5,6]	(21,495)
	33,837,255	Delayed Draw, 10.716% (SOFR+557 basis points), 10/1/2027[2,3,4,8]	32,726,821
	9,976,775	First Lien Term Loan, 10.716% (SOFR+557 basis points), 10/1/2027[2,3,4]	9,708,797
	1,521,038	First Lien Term Loan, 11.216% (SOFR+625 basis points), 10/1/2027[2,3,4,5]	1,478,503
		Cobham Holdings, Inc.
	2,343,750	Revolver, 0.500%, 1/9/2028[2,4,6]	(67,577)
	22,656,250	First Lien Term Loan, 11.992% (SOFR+675 basis points), 1/9/2030[2,3,4]	21,979,899

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		INDUSTRIALS (Continued)
		Colonial Bag, LLC
	$4,426,168	First Lien Term Loan, 9.800% (SOFR+450 basis points), 9/3/2025[2,3,4]	$4,396,752
	9,825,000	Incremental Term Loan, 10.399% (LIBOR+500 basis points), 9/3/2025[2,3,4]	9,825,000
		Comar Holding Company, LLC
	4,872,199	First Lien Term Loan, 10.711% (SOFR+575 basis points), 6/18/2024[2,3,4]	4,742,291
	766,294	Delayed Draw, 11.201% (SOFR+625 basis points), 6/18/2024[2,3,4]	749,697
		Continental Acquisition Holdings, Inc.
	2,645,256	Delayed Draw, 11.892% (SOFR+650 basis points), 1/20/2027[2,3,4]	2,419,315
	7,175,000	First Lien Term Loan, 11.892% (SOFR+650 basis points), 1/20/2027[2,3,4]	6,562,157
		Coretrust Purchasing Group LLC
	2,819,549	Revolver, 0.500%, 9/30/2029[2,4,6]	(135,568)
	2,819,549	Delayed Draw, 1.000%, 9/30/2029[2,4,6]	(135,568)
	19,312,500	First Lien Term Loan, 11.853% (SOFR+675 basis points), 9/30/2029[2,3,4]	18,383,924
		CVL 3
EUR	5,400,000	First Lien Term Loan, 8.801% (EURIBOR+525 basis points), 12/21/2028[2,3,4,7]	5,797,804
	1,100,000	First Lien Term Loan, 10.764% (LIBOR+525 basis points), 12/21/2028[2,3,4]	1,082,300
		Dispatch Acquisition Holdings, LLC
	21,615,000	First Lien Term Loan, 9.298% (LIBOR+425 basis points), 3/25/2028[2,3]	19,345,425
	2,729,375	First Lien Term Loan, 9.673% (SOFR+463 basis points), 3/25/2028[2,3,4]	2,623,001
	881,972	DTI Holdco, Inc. Revolver, 9.795% (PRIME+475 basis points), 4/26/2027[2,3,4,5,8]	324,566
		Dwyer Instruments, Inc.
	1,912,917	Delayed Draw, 1.000%, 7/21/2027[2,4,5,6]	(28,485)
	1,976,926	Revolver, 11.092% (SOFR+575 basis points), 7/21/2027[2,3,4,5,8]	1,357,988
	15,000,000	First Lien Term Loan, 11.092% (SOFR+575 basis points), 7/21/2027[2,3,4,5]	14,776,635
		Easy Ice, LLC
	7,224,362	Delayed Draw, 9.943% (LIBOR+525 basis points), 12/31/2025[2,3,4,8]	2,799,863
	11,050,741	First Lien Term Loan, 9.943% (LIBOR+525 basis points), 12/31/2025[2,3,4]	10,894,346
	8,000,000	Echo Global Logistics, Inc. Second Lien Term Loan, 12.193% (LIBOR+700 basis points), 11/23/2029[2,3,4]	7,701,216
	3,839,340	EShipping LLC First Lien Term Loan, 10.217% (SOFR+500 basis points), 11/5/2027[2,3,4]	3,858,667
		Explorer Investor, Inc.
	5,232,558	Delayed Draw, 1.000%, 6/28/2029[2,4,6]	(280,917)
	24,581,686	First Lien Term Loan, 10.992% (SOFR+575 basis points), 6/28/2029[2,3,4]	23,261,984
	866,051	FCG Acquisitions, Inc. First Lien Term Loan, 9.648% (SOFR+525 basis points), 5/31/2028[2,3,4,5]	842,685
	13,220,690	Florida Marine, LLC. First Lien Term Loan, 13.705% (SOFR+850 basis points), 3/17/2028[2,3,4]	12,860,245
		Flow Control Solutions, Inc.
	420,949	Revolver, 0.500%, 3/31/2028[2,4,5,6]	(12,628)

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$1,262,846	First Lien Term Loan, 11.238% (LIBOR+525 basis points), 3/31/2028[2,3,4,5]	$1,224,961
	FLS Holding, Inc.
2,000,000	Revolver, 0.500%, 12/17/2027[2,4,6]	(25,903)
4,987,500	Delayed Draw, 10.789% (SOFR+525 basis points), 12/17/2028[2,3,4]	4,922,905
22,942,500	First Lien Term Loan, 10.789% (SOFR+525 basis points), 12/17/2028[2,3,4]	22,645,363
	Fortis Solutions Group, LLC
1,799,100	Revolver, 10.842% (SOFR+550 basis points), 10/15/2027[2,3,4,8]	184,168
10,050,975	Delayed Draw, 10.525% (SOFR+550 basis points), 10/15/2028[2,3,4,8]	109,207
17,941,567	First Lien Term Loan, 10.842% (SOFR+550 basis points), 10/15/2028[2,3,4]	17,324,919
64,026,724	Gerson Lehrman Group, Inc. First Lien Term Loan, 10.642% (SOFR+525 basis points), 12/5/2024[2,3,4]	64,026,724
	Graffiti Buyer, Inc.
2,522,324	Revolver, 11.017% (LIBOR+550 basis points), 8/10/2027[2,3,4,8]	1,321,052
5,038,955	Delayed Draw, 11.038% (LIBOR+550 basis points), 8/10/2027[2,3,4,8]	2,208,242
11,097,374	First Lien Term Loan, 11.038% (LIBOR+550 basis points), 8/10/2027[2,3,4]	10,773,715
	Groundworks, LLC
837,696	Revolver, 0.500%, 3/14/2029[2,4,6]	(23,380)
2,617,801	Delayed Draw, 1.000%, 3/14/2030[2,4,6]	(37,307)
14,345,550	First Lien Term Loan, 11.647% (SOFR+650 basis points), 3/14/2030[2,3,4]	13,925,763
	GS Seer Group Borrower LLC
733,945	Revolver, 0.500%, 4/28/2029[2,4,6]	(21,834)
2,752,294	Delayed Draw, 1.000%, 4/28/2030[2,4,6]	(81,876)
6,513,761	First Lien Term Loan, 11.795% (SOFR+675 basis points), 4/28/2030[2,3,4]	6,319,989
24,874,202	Guidehouse, Inc. First Lien Term Loan, 11.452% (SOFR+625 basis points), 10/16/2028[2,3,4]	24,688,973
19,000,000	Helix Acquisition Holdings, Inc. First Lien Term Loan, 12.342% (ARR CSA+700 basis points), 3/31/2030[2,3,4]	18,543,268
	Highground Restoration Group, Inc.
15,000,000	Delayed Draw, 1.000%, 11/17/2028[2,4,6]	(120,898)
31,950,000	First Lien Term Loan, 10.705% (ARR CSA+550 basis points), 11/17/2028[2,3,4]	31,372,361
	HPS Business Services
4,032,188	First Lien Term Loan, 13.350% (LIBOR+800 basis points), 11/2/2025[2,3,4,5]	4,032,188
357,715	Delayed Draw, 1.000%, 11/6/2028[2,4,5,6]	(13,634)
1,001,062	First Lien Term Loan, 10.445% (SOFR+525 basis points), 11/6/2028[2,3,4,5]	962,909
	HPS Industrials
9,714,485	First Lien Term Loan, 11.288% (LIBOR+575 basis points), 7/25/2025[2,3,4,5]	9,714,485
225,550	Delayed Draw, 12.015% (LIBOR+675 basis points), 10/15/2026[2,3,4,5]	227,637
547,214	First Lien Term Loan, 12.015% (LIBOR+675 basis points), 10/15/2026[2,3,4,5]	552,277
18,065,264	First Lien Term Loan, 12.070% (LIBOR+675 basis points), 10/15/2026[2,3,4,5]	18,229,288
795,333	Delayed Draw, 1.000%, 7/1/2027[2,4,5,6]	(31,302)
3,871,028	First Lien Term Loan, 12.409% (LIBOR+421 basis points), 7/1/2027[2,3,4,5]	3,718,676
1,050,000	HSI Halo Acquisition, Inc. Revolver, 10.939% (SOFR+575 basis points), 9/2/2025[2,3,4,5,8]	873,276

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		INDUSTRIALS (Continued)
		iCIMS, Inc.
	$184,671	Revolver, 0.500%, 9/12/2024[2,4,6]	$(3,076)
	1,479,913	Delayed Draw, 1.000%, 8/18/2028[2,4,6]	(11,099)
	1,904,761	Revolver, 11.989% (SOFR+675 basis points), 8/18/2028[2,3,4,8]	303,809
	165,792	Revolver, 11.989% (SOFR+675 basis points), 8/18/2028[2,3,4,8]	91,532
	20,400,245	First Lien Term Loan, 12.054% PIK (SOFR+725 basis points), 8/18/2028[2,3,4,9]	20,247,243
	10,000,000	First Lien Term Loan, 12.379% PIK (SOFR+725 basis points), 8/18/2028[2,3,4]	9,925,000
	6,146,217	First Lien Term Loan, 12.379% PIK (SOFR+725 basis points), 8/18/2028[2,3,4]	6,100,120
	14,925,000	ID Images Acquisition First Lien Term Loan, 11.452% (SOFR+635 basis points), 7/30/2026[2,3,4]	14,658,345
		Individual FoodService
	1,379,797	Revolver, 11.486% (SOFR+625 basis points), 11/22/2024[2,3,4,8]	139,988
	592,060	Delayed Draw, 11.276% (SOFR+625 basis points), 11/22/2025[2,3,4]	589,632
	1,017,121	Delayed Draw, 11.298% (SOFR+625 basis points), 11/22/2025[2,3,4]	1,012,951
	2,461,206	First Lien Term Loan, 11.445% (SOFR+625 basis points), 11/22/2025[2,3,4]	2,451,115
	1,612,827	Delayed Draw, 11.630% (SOFR+625 basis points), 11/22/2025[2,3,4]	1,606,214
	19,850,000	Infogain Corporation First Lien Term Loan, 10.941% (SOFR+575 basis points), 7/30/2028[2,3,4]	19,714,104
		Jade Bidco Limited
EUR	538,430	First Lien Term Loan, 8.971% (EURIBOR+525 basis points), 12/3/2026[2,3,4,7]	578,212
	3,375,128	First Lien Term Loan, 10.315% (SOFR+525 basis points), 12/3/2026[2,3,4]	3,321,494
EUR	2,750,000	First Lien Term Loan, 8.971% (EURIBOR+525 basis points), 2/16/2029[2,3,4,7]	2,953,186
	20,000,000	First Lien Term Loan, 10.315% (SOFR+525 basis points), 2/16/2029[2,3,4]	19,682,177
		Komline-Sanderson Group, Inc.
	2,343,750	Revolver, 0.500%, 3/17/2026[2,4,6]	(112,926)
	4,687,500	Delayed Draw, 1.000%, 3/17/2026[2,4,6]	(225,852)
	8,481,916	First Lien Term Loan, 11.028% (LIBOR+600 basis points), 3/17/2026[2,3,4]	8,073,243
	9,237,812	Delayed Draw, 11.348% (SOFR+600 basis points), 3/17/2026[2,3,4]	8,792,719
	1,882,536	First Lien Term Loan, 11.487% (LIBOR+600 basis points), 3/17/2026[2,3,4]	1,791,832
		KPSKY Acquisition, Inc.
	12,983,373	First Lien Term Loan, 10.645% (SOFR+550 basis points), 10/19/2028[2,3,4]	12,661,885
	4,239,018	Delayed Draw, 10.750% (SOFR+550 basis points), 10/19/2028[2,3,4]	4,239,018
		Lav Gear Holdings, Inc.
	234,451	First Lien Term Loan, 10.892% PIK (SOFR+550 basis points), 10/31/2024[2,3,4,9]	234,451
	5,344,181	First Lien Term Loan, 11.232% PIK (SOFR+603 basis points), 10/31/2024[2,3,4,9]	5,344,181
	15,000,000	Delayed Draw, 11.452% (SOFR+625 basis points), 10/31/2024[2,3,4]	14,565,652
	7,000,000	Delayed Draw, 11.642% (SOFR+625 basis points), 10/31/2024[2,3,4]	6,797,304
	18,222,500	Lereta, LLC First Lien Term Loan, 10.467% (SOFR+525 basis points), 7/30/2028[2,3,4]	16,947,354

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
	Liberty Purchaser, LLC
$665,915	Revolver, 0.500%, 11/22/2028[2,4,6]	$(19,977)
1,598,198	Delayed Draw, 11.864% (SOFR+650 basis points), 11/22/2029[2,3,4,8]	1,541,373
5,712,552	First Lien Term Loan, 11.864% (SOFR+650 basis points), 11/22/2029[2,3,4]	5,541,176
	Lightbeam Bidco, Inc.
1,196,302	Revolver, 0.500%, 5/4/2029[2,4,6]	(23,926)
934,761	Revolver, 0.500%, 5/4/2029[2,4,5,6]	(16,900)
1,495,378	Delayed Draw, 1.000%, 5/4/2030[2,4,6]	(29,908)
1,168,451	Delayed Draw, 1.000%, 5/4/2030[2,4,5,6]	(9,418)
9,869,493	First Lien Term Loan, 11.492% (SOFR+625 basis points), 5/4/2030[2,3,4]	9,672,103
7,711,775	First Lien Term Loan, 11.492% (SOFR+625 basis points), 5/4/2030[2,3,4,5]	7,572,350
	Lithium Technologies, LLC
611,696	Revolver, 13.080% (LIBOR+800 basis points), 1/3/2024[2,3,4,8]	415,704
8,792,149	First Lien Term Loan, 13.080% (LIBOR+800 basis points), 1/3/2024[2,3,4]	8,612,720
	LJ Avalon Holdings, LLC
1,034,483	Revolver, 0.500%, 2/1/2029[2,4,6]	(31,995)
2,586,207	Delayed Draw, 1.000%, 2/1/2030[2,4,6]	(41,230)
17,543,103	First Lien Term Loan, 11.510% (SOFR+625 basis points), 2/1/2030[2,3,4]	17,000,529
4,961,929	Lynx Franchising, LLC First Lien Term Loan, 11.460% (LIBOR+625 basis points), 12/18/2026[2,3,4]	4,886,739
	Majco LLC
1,666,667	Revolver, 9.746% (SOFR+450 basis points), 12/23/2027[2,3,4,8]	613,888
8,910,000	First Lien Term Loan, 9.540% (SOFR+450 basis points), 12/23/2028[2,3,4]	8,627,843
9,293,500	Delayed Draw, 9.723% (SOFR+450 basis points), 12/23/2028[2,3,4,8]	6,705,785
	Management Consulting & Research, LLC
2,195,341	Revolver, 11.103% (SOFR+600 basis points), 8/16/2027[2,3,4,8]	940,860
5,196,495	Delayed Draw, 11.237% (SOFR+575 basis points), 10/29/2027[2,3,4,8]	1,553,484
	Marcone Yellowstone Buyer, Inc.
6,984,584	Delayed Draw, 11.642% (ARR CSA+625 basis points), 6/23/2028[2,3,4]	6,815,829
21,695,076	First Lien Term Loan, 11.642% (ARR CSA+625 basis points), 6/23/2028[2,3,4]	21,170,901
	Motion & Control Enterprises LLC
1,410,566	Revolver, 10.927% (SOFR+550 basis points), 6/1/2028[2,3,4,5,8]	87,299
1,644,122	Delayed Draw, 10.927% (SOFR+550 basis points), 6/1/2028[2,3,4,5,8]	1,293,016
1,804,013	First Lien Term Loan, 10.927% (SOFR+550 basis points), 6/1/2028[2,3,4,5]	1,753,565
	North Star Acquisitionco LLC
2,198,398	Revolver, 0.500%, 5/3/2029[2,4,5,6]	(41,333)
1,831,999	Delayed Draw, 1.000%, 5/3/2029[2,4,5,6]	(34,444)
20,151,984	First Lien Term Loan, 11.089% (SOFR+600 basis points), 5/3/2029[2,3,4,5]	19,773,098
	Northstar Recycling, Inc.
2,000,000	Revolver, 0.500%, 10/1/2027[2,4,6]	(32,308)
1,985,000	First Lien Term Loan, 9.902% (SOFR+480 basis points), 10/1/2027[2,3,4]	1,952,934
9,207,000	First Lien Term Loan, 10.042% (SOFR+480 basis points), 10/1/2027[2,3,4]	9,058,269
	Omni Intermediate Holdings, LLC
2,253,521	Revolver, 0.500%, 12/30/2025[2,3,4,6]	(58,958)

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$38,746,449	First Lien Term Loan, 10.392% (SOFR+500 basis points), 12/30/2026[2,3,4,5]	$37,732,735
10,980,710	Delayed Draw, 10.392% (SOFR+500 basis points), 12/30/2026[2,3,4,5]	10,598,541
6,947,103	Omni Logistics, LLC First Lien Term Loan, 10.392% (SOFR+500 basis points), 12/30/2026[2,3,4]	6,765,348
34,825,000	P20 Parent, Inc. First Lien Term Loan, 12.742% (SOFR+750 basis points), 7/12/2028[2,3,4]	34,217,121
15,900,000	Panda Acquisition LLC First Lien Term Loan, 11.592% (SOFR+625 basis points), 10/18/2028[2,3,4]	13,033,568
	PCX Holding Corp.
3,081,602	Delayed Draw, 11.642% (SOFR+625 basis points), 4/22/2027[2,3,4]	2,998,203
625,000	Revolver, 11.642% (SOFR+625 basis points), 4/22/2027[2,3,4,8]	170,585
6,140,625	First Lien Term Loan, 11.642% (SOFR+625 basis points), 4/22/2027[2,3,4]	5,974,438
3,101,914	Delayed Draw, 11.664% (SOFR+625 basis points), 4/22/2027[2,3,4]	3,017,965
9,590,454	Pele Buyer LLC First Lien Term Loan, 10.527% (SOFR+550 basis points), 6/18/2024[2,3,4]	9,387,535
	Planet US Buyer LLC
814,815	Revolver, 0.500%, 2/1/2028[2,4,6]	(22,987)
10,185,185	First Lien Term Loan, 11.432% (SOFR+675 basis points), 2/1/2030[2,3,4]	9,895,068
	Polyphase Elevator Holding Company
20,982,675	Delayed Draw, 10.842% (SOFR+550 basis points), 6/23/2027[2,3,4,8]	2,646,705
9,849,624	First Lien Term Loan, 10.842% (SOFR+550 basis points), 6/23/2027[2,3,4]	9,389,840
	Potter Electric Signal Company, LLC
1,588,734	Delayed Draw, 1.000%, 12/19/2025[2,4,5,6]	(22,484)
1,059,156	First Lien Term Loan, 10.138% (SOFR+475 basis points), 12/19/2025[2,3,4,5]	1,044,166
637,591	Revolver, 12.000% (LIBOR+550 basis points), 12/19/2025[2,3,4,5,8]	141,448
5,000,000	Pregis TopCo LLC Second Lien Term Loan, 12.943% (LIBOR+775 basis points), 8/1/2027[2,3,4]	4,996,074
13,824,425	Prime Buyer, LLC First Lien Term Loan, 10.452% (SOFR+525 basis points), 12/22/2026[2,3,4]	13,527,771
	PT Intermediate Holdings III, LLC
1,667,000	Delayed Draw, 1.000%, 10/15/2025[2,4,6]	(13,741)
21,681,000	First Lien Term Loan, 11.228% (SOFR+598 basis points), 11/1/2028[2,3,4]	21,026,512
22,205,100	Delayed Draw, 11.367% (SOFR+598 basis points), 11/1/2028[2,3,4]	21,534,791
3,333,000	First Lien Term Loan, 11.742% (SOFR+650 basis points), 11/1/2028[2,3,4]	3,280,547
	R1 Holdings LLC
3,507,290	Delayed Draw, 11.115% (SOFR+625 basis points), 12/29/2028[2,3,4,8]	1,031,567
2,714,932	Revolver, 11.115% (SOFR+625 basis points), 12/29/2028[2,3,4,8]	543,874
13,743,333	First Lien Term Loan, 11.115% (SOFR+625 basis points), 12/29/2028[2,3,4]	13,369,885
	Radwell Parent, LLC
2,328,412	Revolver, 11.992% (SOFR+675 basis points), 4/1/2028[2,3,4,8]	798,489
7,303,400	Delayed Draw, 1.000%, 4/1/2029[2,3,4,6]	(225,433)
48,197,301	First Lien Term Loan, 11.648% (SOFR+675 basis points), 4/1/2029[2,3,4]	47,651,382
54,364,485	First Lien Term Loan, 11.867% (SOFR+652 basis points), 4/1/2029[2,3,4]	52,686,428

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		INDUSTRIALS (Continued)
		RCS Industrials
	$285,714	Revolver, 0.500%, 1/31/2025[2,4,5,6]	$(4,044)
	1,357,609	First Lien Term Loan, 10.160% (LIBOR+500 basis points), 1/31/2025[2,3,4,5]	1,338,396
GBP	13,639,921	Rocket Bidco Limited Delayed Draw, 10.428% (SONIA+550 basis points), 9/15/2027[2,3,4,5,7]	17,057,836
		RQM Buyer, Inc.
	4,687,500	Delayed Draw, 1.000%, 8/12/2026[2,4,6]	(128,402)
	20,007,812	First Lien Term Loan, 11.515% (SOFR+575 basis points), 8/12/2026[2,3,4]	19,459,750
	4,664,062	Delayed Draw, 11.515% (SOFR+575 basis points), 8/12/2026[2,3,4]	4,536,303
	8,697,039	First Lien Term Loan, 11.515% (SOFR+575 basis points), 8/12/2026[2,3,4]	8,458,807
		S4T Holdings Corp.
	4,545,455	Delayed Draw, 11.224% (SOFR+600 basis points), 12/27/2026[2,3,4]	4,550,173
	15,235,606	First Lien Term Loan, 11.224% (SOFR+600 basis points), 12/27/2026[2,3,4]	15,251,420
	9,952,727	Safety Products Holdings, LLC First Lien Term Loan, 11.476% (LIBOR+600 basis points), 12/15/2026[2,3,4]	9,712,259
	4,307,193	Seacor Holdings, Inc. First Lien Term Loan, 12.265% (LIBOR+675 basis points), 10/15/2026[2,3,4]	4,346,300
		SEI Holding I Corporation
	1,439,535	Revolver, 0.500%, 3/24/2028[2,4,6]	(40,208)
	2,332,559	Delayed Draw, 11.992% (SOFR+675 basis points), 3/24/2028[2,3,4,8]	334,725
	16,187,337	First Lien Term Loan, 11.992% (SOFR+675 basis points), 3/24/2028[2,3,4]	15,735,209
	64,717	Seko Global Logistics Network, LLC Revolver, 12.000% (LIBOR+500 basis points), 12/30/2026[2,3,4,8]	8,468
		Seko Worldwide, LLC
EUR	10,490,715	First Lien Term Loan, 8.348% (EURIBOR+475 basis points), 12/30/2026[2,3,4,7]	11,228,445
	9,923,858	First Lien Term Loan, 10.142% (SOFR+475 basis points), 12/30/2026[2,3,4]	9,733,749
		Sonny’s Enterprises, LLC
	640,244	Revolver, 0.500%, 8/5/2025[2,4,6]	(8,614)
	894,055	Delayed Draw, 11.945% (SOFR+675 basis points), 8/5/2026[2,3,4]	882,026
	5,796,498	First Lien Term Loan, 11.945% (SOFR+675 basis points), 8/5/2026[2,3,4]	5,718,509
	1,366,499	Revolver, 0.500%, 8/5/2027[2,4,6]	(26,741)
	1,576,729	Delayed Draw, 1.000%, 8/5/2028[2,4,6]	(30,855)
	7,252,954	First Lien Term Loan, 11.959% (SOFR+675 basis points), 8/5/2028[2,3,4]	7,113,008
		Spartronics LLC
	4,007,350	Revolver, 10.450% (SOFR+525 basis points), 12/31/2025[2,3,4,8]	3,316,468
	11,654,855	First Lien Term Loan, 10.520% (SOFR+525 basis points), 12/31/2025[2,3,4]	11,550,568
	10,215,993	Speedstar Holding LLC First Lien Term Loan, 12.664% (SOFR+725 basis points), 1/22/2027[2,3,4]	9,927,093
	9,875,000	Standard Elevator Systems First Lien Term Loan, 11.061% (LIBOR+575 basis points), 12/2/2027[2,3,4]	9,389,322
	3,767,304	Stats Intermediate Holdings, LLC First Lien Term Loan, 10.580% (SOFR+525 basis points), 7/10/2026[2,3,4]	3,286,240

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		INDUSTRIALS (Continued)
	$15,113,351	System Planning and Analysis, Inc. First Lien Term Loan, 11.237% (SOFR+575 basis points), 8/16/2027[2,3,4]	$15,113,351
		Tank Holding Corp.
	1,856,610	Delayed Draw, 1.000%, 3/31/2028[2,4,6]	(27,849)
	1,780,415	Revolver, 10.934% (SOFR+585 basis points), 3/31/2028[2,3,4,8]	1,278,039
	62,745,438	First Lien Term Loan, 10.952% (SOFR+575 basis points), 3/31/2028[2,3,4]	60,605,320
	4,332,090	First Lien Term Loan, 11.177% (SOFR+600 basis points), 3/31/2028[2,3,4]	4,204,052
	9,383,181	Texas Hydraulics, Inc. First Lien Term Loan, 11.703% (SOFR+650 basis points), 12/22/2026[2,3,4]	9,334,908
		The Arcticom Group, LLC
	2,000,000	Revolver, 11.365% (SOFR+625 basis points), 12/22/2027[2,3,4,8]	1,816,423
	9,000,000	Delayed Draw, 12.295% (SOFR+675 basis points), 12/22/2027[2,3,4]	8,739,618
		The Vertex Companies, Inc.
	1,304,348	Revolver, 10.452% (SOFR+525 basis points), 8/31/2026[2,3,4,8]	399,626
	3,895,459	Delayed Draw, 10.441% (SOFR+525 basis points), 8/31/2027[2,3,4,8]	2,963,406
	9,635,870	First Lien Term Loan, 10.452% (SOFR+525 basis points), 8/31/2027[2,3,4]	9,360,094
		Time Manufacturing Acquisition, LLC
EUR	11,621,898	First Lien Term Loan, 9.962% (EURIBOR+650 basis points), 12/1/2027[2,3,4,7]	11,991,398
	3,013,699	Revolver, 11.914% (SOFR+650 basis points), 12/1/2027[2,3,4,8]	2,125,636
	18,044,913	First Lien Term Loan, 11.914% (SOFR+650 basis points), 12/1/2027[2,3,4]	17,156,727
	23,403,846	Tinicum Voltage Acquisition Corp. First Lien Term Loan, 9.952% (SOFR+475 basis points), 12/15/2028[2,3,4]	22,803,249
		Titan Group Holdco, LLC
	5,490,290	Delayed Draw, 10.142% (SOFR+475 basis points), 8/12/2027[2,3,4]	5,170,269
	8,618,750	First Lien Term Loan, 10.142% (SOFR+475 basis points), 8/12/2027[2,3,4]	8,302,685
	2,500,000	Revolver, 12.000% (SOFR+450 basis points), 8/12/2027[2,3,4,8]	408,321
	1,448,276	Transtar Holding Company Delayed Draw, 1.000%, 1/22/2027[2,4,6]	(40,956)
		Trident Maritime Systems, Inc.
	222,222	Revolver, 10.678% (LIBOR+475 basis points), 2/26/2027[2,3,4]	222,222
	1,444,444	Revolver, 10.682% (LIBOR+475 basis points), 2/26/2027[2,3,4]	1,444,444
	16,353,670	First Lien Term Loan, 10.842% (LIBOR+475 basis points), 2/26/2027[2,3,4]	16,353,670
		Trilon Group LLC
	5,214,286	Delayed Draw, 1.000%, 5/15/2029[2,4,5,6]	(75,469)
	4,785,714	First Lien Term Loan, 11.736% (SOFR+525 basis points), 5/15/2029[2,3,4,5]	4,644,624
	7,783,766	Trystar, Inc. First Lien Term Loan, 10.541% (SOFR+550 basis points), 9/28/2027[2,3,4]	7,595,355
		USRP Holdings, Inc.
	645,161	Revolver, 0.500%, 7/23/2027[2,3,4,6]	(25,274)
	3,145,613	Revolver, 0.500%, 7/23/2027[2,3,4,5,6]	(123,226)
	6,892,844	Delayed Draw, 11.142% (SOFR+575 basis points), 7/23/2027[2,3,4,8]	4,429,647
	16,359,017	First Lien Term Loan, 11.142% (SOFR+575 basis points), 7/23/2027[2,3,4]	15,718,170

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		INDUSTRIALS (Continued)
$EUR	1,300,000	Utac Ceram First Lien Term Loan, 8.348% (EURIBOR+475 basis points), 9/28/2027[2,3,4,7]	$1,380,060
	18,928,872	Valcourt Holdings II, LLC First Lien Term Loan, 10.642% (SOFR+525 basis points), 1/7/2027[2,3,4]	18,928,872
		VRC Companies, LLC
	625,000	Revolver, 0.500%, 6/29/2027[2,3,4,6]	(6,030)
	4,302,014	First Lien Term Loan, 10.574% (SOFR+575 basis points), 6/29/2027[2,3,4]	4,302,014
	21,520,313	First Lien Term Loan, 10.717% (SOFR+550 basis points), 6/29/2027[2,3,4]	21,312,673
	5,220,108	Delayed Draw, 10.897% (SOFR+575 basis points), 6/29/2027[2,3,4,8]	4,809,126
		VSG Acquisition Corp.
	8,166,258	Delayed Draw, 11.265% (SOFR+550 basis points), 4/11/2028[2,3,4,5,8]	2,255,411
	17,368,750	First Lien Term Loan, 11.265% (SOFR+550 basis points), 4/11/2028[2,3,4,5]	16,881,307
	2,333,333	Revolver, 12.000% (SOFR+550 basis points), 4/11/2028[2,3,4,5,8]	(42,150)
	29,850,000	VSTG Acquisition Corp. First Lien Term Loan, 10.452% (SOFR+525 basis points), 7/13/2029[2,3,4]	28,732,845
	29,925,000	Watlow Electric Manufacturing Company First Lien Term Loan, 10.307% (SOFR+500 basis points), 3/2/2028[2,3]	29,937,419
			2,090,465,160
		MATERIALS — 3.3%
	7,500,000	ADG Acquisition, LLC First Lien Term Loan, 12.760% (SOFR+750 basis points), 4/11/2028[2,3,4]	7,373,157
		Alpine Acquisition Corp.
	475,868	Revolver, 11.010% (SOFR+575 basis points), 11/30/2026[2,3,4,8]	76,532
	50,641,515	First Lien Term Loan, 11.010% (SOFR+575 basis points), 11/30/2026[2,3,4]	48,657,688
	2,481,250	First Lien Term Loan, 11.260% (SOFR+600 basis points), 11/30/2026[2,3,4]	2,433,717
	74,224,806	ASP Unifrax Holdings, Inc. First Lien Term Loan, 9.142% (SOFR+375 basis points), 12/14/2025[2,3]	66,071,582
		Berlin Packaging LLC
EUR	13,068,750	Second Lien Term Loan, 10.848% (EURIBOR+725 basis points), 12/28/2029[2,3,4,7]	13,602,637
	5,100,000	Second Lien Term Loan, 12.288% (LIBOR+675 basis points), 12/28/2029[2,3,4,8]	3,143,214
		Consolidated Label Co.
	1,917,802	Revolver, 0.500%, 7/15/2026[2,4,6]	(55,933)
	11,671,423	First Lien Term Loan, 10.177% (SOFR+500 basis points), 7/15/2026[2,3,4]	11,331,022
	4,912,500	First Lien Term Loan, 10.202% (SOFR+500 basis points), 7/15/2026[2,3,4]	4,769,225
	985,353	Cyxtera Equipment Leases First Lien Term Loan, 8.250%, 1/1/2024[2,4,5]	974,788
	5,661,005	ENS Holdings III Corp. First Lien Term Loan, 10.092% (SOFR+475 basis points), 12/31/2025[2,3,4,5]	5,467,571
		Indigo Buyer, Inc.
	5,000,000	Delayed Draw, 11.390% (SOFR+575 basis points), 5/23/2028[2,3,4,5]	4,918,228

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		MATERIALS (Continued)
	$2,000,000	Revolver, 11.510% (SOFR+585 basis points), 5/23/2028[2,3,4,5,8]	$300,625
	12,967,500	First Lien Term Loan, 11.510% (SOFR+585 basis points), 5/23/2028[2,3,4,5]	12,755,425
	24,806,701	Nelipak Holding Company First Lien Term Loan, 9.445% (SOFR+425 basis points), 7/2/2026[2,3,4]	24,765,977
	1,265,038	New ILC Dover, Inc. Revolver, 12.000% (PRIME+400 basis points), 2/2/2026[2,3,4,5,8]	446,984
		Oliver Packaging, LLC
	8,686,508	First Lien Term Loan, 10.048% (SOFR+500 basis points), 7/6/2028[2,3,4]	8,686,508
	1,269,841	Revolver, 10.127% (SOFR+500 basis points), 7/6/2028[2,3,4,8]	888,889
		Olympic Buyer, Inc.
	2,352,941	Revolver, 0.500%, 6/30/2028[2,4,6]	(29,532)
	26,168,319	First Lien Term Loan, 9.452% (SOFR+435 basis points), 6/30/2028[2,3,4]	25,839,879
EUR	12,701,000	Optimum Group First Lien Term Loan, 9.248% (EURIBOR+575 basis points), 6/16/2028[2,3,4,7]	13,288,987
	20,000,000	Oscar AcquisitionCo, LLC First Lien Term Loan, 9.842% (SOFR+450 basis points), 4/29/2029[2,3]	19,575,000
	11,877,866	Rohrer Corporation First Lien Term Loan, 10.116% (LIBOR+500 basis points), 3/15/2027[2,3,4,5]	11,234,242
	5,923,681	Santa Cruz Holdco, Inc. First Lien Term Loan, 11.991% (SOFR+685 basis points), 12/13/2025[2,3,4]	5,856,537
		SintecMedia NYC, Inc.
	2,118,644	Revolver, 0.500%, 6/21/2029[2,4,6]	(63,559)
	22,881,356	First Lien Term Loan, 12.207% (SOFR+700 basis points), 6/21/2029[2,3,4]	22,194,915
	75,000	StarCompliance Intermediate, LLC First Lien Term Loan, 11.953% (SOFR+675 basis points), 1/12/2027[2,3,4]	73,265
		Sunland Asphalt & Construction, LLC
	4,453,125	Delayed Draw, 1.000%, 6/16/2028[2,4,6]	(77,408)
	10,546,875	First Lien Term Loan, 12.818% PIK (SOFR+600 basis points), 6/16/2028[2,3,4,9]	10,231,705
		SureWerx Purchaser III, Inc.
	1,000,000	Revolver, 11.992% (SOFR+675 basis points), 12/28/2028[2,3,4,8]	145,835
	1,875,000	Delayed Draw, 1.000%, 12/28/2029[2,4,6]	(35,919)
	9,125,000	First Lien Term Loan, 11.992% (SOFR+675 basis points), 12/28/2029[2,3,4]	8,858,866
	2,500,000	Tangent Technologies Acquisition, LLC Second Lien Term Loan, 13.735% (SOFR+875 basis points), 5/30/2028[2,3,4]	2,469,238
	15,000,000	Technimark Holdings, LLC Second Lien Term Loan, 11.910% (SOFR+675 basis points), 7/9/2029[2,3,4]	14,483,356
		Tilley Chemical Co., Inc.
	2,555,556	Revolver, 0.500%, 12/31/2026[2,4,6]	(30,284)
	5,280,000	Delayed Draw, 11.392% (SOFR+600 basis points), 12/31/2026[2,3,4]	5,221,657
	18,900,415	First Lien Term Loan, 11.392% (SOFR+600 basis points), 12/31/2026[2,3,4]	18,676,437
	1,459,872	First Lien Term Loan, 11.392% (SOFR+600 basis points), 12/31/2026[2,3,4]	1,442,572

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	MATERIALS (Continued)
$24,687,500	USALCO, LLC First Lien Term Loan, 11.217% (SOFR+600 basis points), 10/19/2027[2,3,4]	$24,563,314
13,733,274	V Global Holdings LLC Revolver, 10.988% (SOFR+575 basis points), 12/22/2025[2,3,4,5,8]	2,756,104
		403,283,043
	REAL ESTATE — 0.9%
	Associations, Inc.
21,606,282	First Lien Term Loan, 11.682% PIK (SOFR+650 basis points), 7/2/2027[2,3,4,9]	21,606,282
25,063,374	Delayed Draw, 11.699% PIK (SOFR+650 basis points), 7/2/2027[2,3,4,8,9]	16,288,374
4,033,376	Delayed Draw, 11.851% PIK (SOFR+650 basis points), 7/2/2027[2,3,4,9]	4,033,376
	CRS TH Holdings Corp
4,237,288	Revolver, 0.500%, 12/1/2027[2,4,6]	(243,176)
6,324,152	Delayed Draw, 9.904% (SOFR+475 basis points), 12/1/2027[2,3,4]	5,961,212
14,226,695	First Lien Term Loan, 9.952% (SOFR+475 basis points), 12/1/2027[2,3,4]	13,410,231
3,659,575	Eagleview Technology Second Lien Term Loan, 13.038% (EURODOLLAR+750 basis points), 8/14/2026[2,3,4]	3,594,015
	MRI Software LLC
2,693,677	Revolver, 0.500%, 2/10/2026[2,4,5,6]	(20,203)
5,645,000	Delayed Draw, 10.835% (SOFR+550 basis points), 2/10/2026[2,3,4,8]	1,957,662
10,608,307	First Lien Term Loan, 10.842% (SOFR+550 basis points), 2/10/2026[2,3,4]	10,529,638
11,789,451	First Lien Term Loan, 11.021% (SOFR+550 basis points), 2/10/2026[2,3,4]	11,701,030
20,000,000	Royal Property Company First Lien Term Loan, 10.422% (SOFR+525 basis points), 2/2/2029[2,3,4]	19,564,224
		108,382,665
	TECHNOLOGY — 18.6%
	1WS Intermediate, Inc.
5,706,085	First Lien Term Loan, 9.797% (LIBOR+500 basis points), 7/8/2025[2,3,4]	5,642,463
4,923,769	First Lien Term Loan, 9.797% (LIBOR+500 basis points), 7/8/2025[2,3,4]	4,868,870
143,159	Delayed Draw, 9.883% (LIBOR+500 basis points), 7/8/2025[2,3,4]	141,563
	Abracon Group Holdings, LLC
2,596,154	Revolver, 0.500%, 7/6/2028[2,4,6]	(69,222)
35,733,894	First Lien Term Loan, 10.890% (SOFR+575 basis points), 7/6/2028[2,3,4]	34,781,115
4,967,308	Delayed Draw, 10.952% (SOFR+575 basis points), 7/6/2028[2,3,4,8]	1,796,819
	Acquia, Inc.
2,031,627	First Lien Term Loan, 12.337% (SOFR+700 basis points), 10/31/2025[2,3,4]	2,015,583
302,938	Revolver, 12.559% (SOFR+700 basis points), 10/31/2025[2,3,4,8]	233,899
	ACS
3,860,128	First Lien Term Loan, 9.404% (SOFR+425 basis points), 10/9/2026[2,3,4]	3,823,656
6,876,457	Second Lien Term Loan, 13.443% (LIBOR+825 basis points), 10/9/2027[2,3,4]	6,810,785

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		TECHNOLOGY (Continued)
		Affinipay Midco, LLC
	$2,209,945	Revolver, 0.500%, 6/9/2028[2,4,6]	$9,359
	4,640,884	Delayed Draw, 1.000%, 6/9/2028[2,4,6]	61,845
	32,900,552	First Lien Term Loan, 10.645% (SOFR+575 basis points), 6/9/2028[2,3,4]	33,039,883
	20,709,666	Afiniti, Inc. First Lien Term Loan, 11.250% PIK (1,025 basis points), 6/13/2024[2,4,5,9]	20,155,404
		AG-Twin Brook Technology
	9,850,000	First Lien Term Loan, 10.525% (LIBOR+500 basis points), 10/29/2026[2,3,4,5]	9,764,872
	24,787,500	First Lien Term Loan, 11.914% (SOFR+650 basis points), 10/5/2027[2,3,4,5]	24,188,609
	54,862,500	AIDC Intermediate Co2, LLC First Lien Term Loan, 11.471% (SOFR+640 basis points), 7/22/2027[2,3,4]	55,111,280
	25,000,000	Anaplan, Inc. First Lien Term Loan, 11.603% (SOFR+650 basis points), 6/21/2029[2,3,4]	25,000,000
GBP	12,335,031	ANS Midco 3 Limited First Lien Term Loan, 12.985% PIK (SONIA+806 basis points), 9/8/2027[2,3,4,7,9]	13,891,595
		Appfire Technologies, LLC
	980,000	Revolver, 0.500%, 3/9/2027[2,3,4,6]	—
	8,595,110	Delayed Draw, 1.000%, 3/9/2027[2,3,4,6]	54,432
	20,233,429	First Lien Term Loan, 10.695% (SOFR+550 basis points), 3/9/2027[2,3,4]	20,233,429
		Applied Technical Services LLC
	6,698,864	First Lien Term Loan, 11.142% (SOFR+575 basis points), 12/29/2026[2,3,4]	6,557,797
	8,073,636	Delayed Draw, 11.142% (SOFR+575 basis points), 12/29/2026[2,3,4]	7,983,505
	909,091	Revolver, 12.750% (PRIME+475 basis points), 12/29/2026[2,3,4,8]	753,583
		Apptio, Inc.
	928,705	Revolver, 10.198% (LIBOR+500 basis points), 1/10/2025[2,3,4,8]	555,557
	38,232,848	First Lien Term Loan, 10.198% (LIBOR+500 basis points), 1/10/2025[2,3,4]	38,164,235
		Apryse Software Corp.
	1,625,000	Delayed Draw, 1.000%, 7/15/2027[2,4,6]	(16,297)
	20,211,328	First Lien Term Loan, 10.602% (SOFR+550 basis points), 7/15/2027[2,3,4]	19,599,606
	3,375,000	First Lien Term Loan, 11.102% (SOFR+600 basis points), 7/15/2027[2,3,4]	3,315,777
	5,259,615	AQA Acquisition Holding, Inc. Second Lien Term Loan, 12.703% (SOFR+760 basis points), 3/3/2029[2,3,4]	5,005,224
	15,464,205	Arcstor Midco LLC First Lien Term Loan, 12.703% PIK (SOFR+750 basis points), 3/16/2027[2,3,4,8,9]	12,477,405
		ASG II, LLC
	4,608,695	Delayed Draw, 11.445% (SOFR+625 basis points), 5/25/2028[2,3,4,8]	1,805,850
	30,724,638	First Lien Term Loan, 11.445% (SOFR+625 basis points), 5/25/2028[2,3,4]	30,621,921
	7,923,740	ATP Intermediate, Inc. First Lien Term Loan, 13.117% (SOFR+773 basis points), 6/16/2025[2,3,4]	7,709,524
		Avalara, Inc.
	3,472,727	Revolver, 0.500%, 10/19/2028[2,4,6]	(26,045)

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$34,727,273	First Lien Term Loan, 12.492% (SOFR+725 basis points), 10/19/2028[2,3,4]	$34,466,818
2,298,518	AVI-SPL First Lien Term Loan, 10.265% (SOFR+450 basis points), 3/10/2027[2,3,4]	2,298,518
	Benefit Street Technology
2,666,667	Revolver, 10.747% (SOFR+550 basis points), 10/1/2026[2,3,4,5,8]	624,390
24,687,500	First Lien Term Loan, 10.738% (SOFR+550 basis points), 10/1/2027[2,3,4,5]	24,296,107
27,788,889	First Lien Term Loan, 11.396% (SOFR+625 basis points), 5/2/2028[2,3,4]	27,247,296
	Beta Plus Technologies, Inc.
6,700,000	Revolver, 11.250% (PRIME+325 basis points), 7/1/2027[2,3,4,8]	2,576,444
49,750,000	First Lien Term Loan, 10.992% (SOFR+525 basis points), 7/1/2029[2,3,4]	48,991,145
	BetterCloud, Inc.
6,313,721	Revolver, 0.500%, 6/30/2028[2,4,6,9]	(10,365)
16,999,504	First Lien Term Loan, 11.890% PIK (SOFR+700 basis points), 6/30/2028[2,3,4,9]	16,971,596
25,716,081	First Lien Term Loan, 12.264% PIK (SOFR+700 basis points), 6/30/2028[2,3,4,5,9]	25,673,864
	Bigtime Software, Inc.
2,327,586	Revolver, 0.500%, 6/30/2028[2,4,6]	(50,413)
15,517,241	First Lien Term Loan, 11.293% (SOFR+625 basis points), 6/30/2028[2,3,4]	15,181,155
3,370,787	Bluefin Holding, LLC Second Lien Term Loan, 13.226% (LIBOR+775 basis points), 9/26/2027[2,3,4]	3,258,401
	Bounteous, Inc.
4,300,000	Delayed Draw, 1.000%, 8/2/2027[2,4,6]	(323,381)
4,435,200	Delayed Draw, 10.203% (SOFR+525 basis points), 8/2/2027[2,3,4]	4,101,651
8,569,500	First Lien Term Loan, 10.203% (SOFR+525 basis points), 8/2/2027[2,3,4]	7,925,032
1,800,000	Revolver, 10.595% (SOFR+525 basis points), 8/2/2027[2,3,4,8]	1,286,631
2,123,125	First Lien Term Loan, 10.648% (SOFR+525 basis points), 8/2/2027[2,3,4]	1,963,456
	Bullhorn, Inc.
374,680	Revolver, 0.500%, 9/30/2026[2,4,6]	(2,810)
609,157	Delayed Draw, 10.952% (SOFR+625 basis points), 9/30/2026[2,3,4]	604,604
7,291,534	First Lien Term Loan, 10.952% (SOFR+625 basis points), 9/30/2026[2,3,4]	7,236,942
15,000,000	First Lien Term Loan, 11.453% (SOFR+625 basis points), 9/30/2026[2,3,4]	14,787,775
	BusinesSolver.com, Inc.
1,378,197	Delayed Draw, 10.842% (SOFR+550 basis points), 12/1/2027[2,3,4,8]	130,036
5,070,000	First Lien Term Loan, 10.842% (SOFR+550 basis points), 12/1/2027[2,3,4]	5,115,784
7,000,000	CAI Software First Lien Term Loan, 9.924% (LIBOR+625 basis points), 12/13/2028[2,3,4]	6,641,710
	Captify Intermediate Holdings Corp.
2,468,750	Delayed Draw, 13.147% (LIBOR+800 basis points), 7/12/2026[2,3,4]	2,356,812
8,596,875	First Lien Term Loan, 13.251% (LIBOR+800 basis points), 7/12/2026[2,3,4]	8,165,527
4,975,000	CEB Acquisitionco, LLC First Lien Term Loan, 10.760% (LIBOR+550 basis points), 12/21/2027[2,3,4]	4,717,181

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		TECHNOLOGY (Continued)
		Certify, Inc.
	$4,435,484	Delayed Draw, 10.702% (SOFR+550 basis points), 2/28/2024[2,3,4]	$4,413,997
	19,758,065	First Lien Term Loan, 10.702% (SOFR+550 basis points), 2/28/2024[2,3,4]	19,662,348
	806,452	Revolver, 10.702% (SOFR+550 basis points), 2/28/2024[2,3,4,8]	197,706
		Chronicle Bidco, Inc.
	12,434,950	Delayed Draw, 11.615% (SOFR+675 basis points), 5/19/2029[2,3,4]	12,248,426
	4,730,254	Delayed Draw, 11.853% (SOFR+675 basis points), 3/3/2030[2,3,4,8]	531,365
		Cleo Communications Holding, LLC
	2,140,000	Revolver, 0.500%, 6/7/2027[2,4,6]	(68,411)
	12,860,000	First Lien Term Loan, 11.746% (SOFR+650 basis points), 6/7/2027[2,3,4]	12,448,895
	10,000,000	Conservice Midco, LLC Second Lien Term Loan, 12.895% (LIBOR+775 basis points), 5/13/2028[2,3,4]	9,975,119
	4,512,766	Corel Corporation First Lien Term Loan, 10.364% (LIBOR+500 basis points), 7/2/2026[2,3]	4,121,419
		Coupa Holdings, LLC
	1,771,654	Revolver, 0.500%, 2/27/2029[2,4,6]	(45,839)
	2,313,799	Delayed Draw, 1.000%, 2/27/2030[2,4,6]	(30,970)
	25,914,548	First Lien Term Loan, 12.603% (SOFR+750 basis points), 2/27/2030[2,3,4]	25,244,045
		Cyara AcquisitionCo, LLC
	1,590,637	Revolver, 0.500%, 6/28/2029[2,4,6]	(43,743)
	23,382,363	First Lien Term Loan, 12.070% (SOFR+675 basis points), 6/28/2029[2,3,4]	22,739,348
		DataLink, LLC
	846,774	Revolver, 0.500%, 11/20/2026[2,3,4,6]	(43,765)
	6,180,323	First Lien Term Loan, 11.953% (LIBOR+675 basis points), 11/20/2026[2,3,4]	5,860,895
	12,500,000	DCert Buyer, Inc. Second Lien Term Loan, 12.264% (LIBOR+700 basis points), 2/24/2029[2,3,4]	11,610,687
		Dental Care Alliance, LLC
	1,355,147	Delayed Draw, 11.123% (LIBOR+600 basis points), 4/3/2028[2,3,4]	1,331,432
	27,727,147	First Lien Term Loan, 11.303% (LIBOR+625 basis points), 4/3/2028[2,3,4]	27,241,922
	24,811,083	Diamondback Acquisition, Inc. First Lien Term Loan, 10.702% (SOFR+550 basis points), 9/13/2028[2,3,4]	24,584,108
		Diligent Corporation
	10,192,000	First Lien Term Loan, 10.952% (SOFR+575 basis points), 8/4/2025[2,3,4]	10,097,075
	878,112	Delayed Draw, 10.952% (SOFR+575 basis points), 8/24/2025[2,3,4]	869,376
		Disco Parent, LLC
	331,390	Revolver, 0.500%, 3/30/2029[2,4,6]	(7,937)
	3,313,901	First Lien Term Loan, 12.764% (SOFR+750 basis points), 3/30/2029[2,3,4]	3,234,529
		Dragon Bidco
EUR	2,800,000	First Lien Term Loan, 9.442% (EURIBOR+650 basis points), 4/27/2028[2,3,4,7]	3,006,574
EUR	6,500,000	First Lien Term Loan, 9.692% (EURIBOR+675 basis points), 4/27/2028[2,3,4,7]	6,979,548
		ESG Investments, Inc.
	2,142,857	Revolver, 0.500%, 9/11/2027[2,4,6]	(142,923)
	15,380,357	First Lien Term Loan, 10.142% (SOFR+475 basis points), 3/11/2028[2,3,4]	14,354,524
	8,035,714	Delayed Draw, 10.177% (SOFR+475 basis points), 3/11/2028[2,3,4,8]	3,749,751

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		TECHNOLOGY (Continued)
	$7,000,000	FBF Investments Limited First Lien Term Loan, 13.892% (LIBOR+850 basis points), 12/29/2025[2,3,4]	$6,963,862
		FSS Buyer LLC
	1,610,390	Revolver, 0.500%, 8/31/2027[2,3,4,6]	(14,961)
	27,113,766	First Lien Term Loan, 10.952% (SOFR+575 basis points), 8/31/2028[2,3,4]	26,861,868
		Gainsight, Inc.
	23,316,389	First Lien Term Loan, 11.575% PIK (LIBOR+675 basis points), 7/30/2027[2,3,4,9]	22,580,352
	2,625,000	Revolver, 11.937% PIK (LIBOR+675 basis points), 7/30/2027[2,3,4,8,9]	1,792,136
SEK	11,250,000	Goldcup 25952 AB First Lien Term Loan, 9.390% (STIBOR+575 basis points), 8/18/2027[2,3,4,5,7]	936,852
		GovBrands Intermediate, Inc.
	2,837,585	Delayed Draw, 10.659% (SOFR+550 basis points), 8/4/2027[2,3,4,8]	1,595,239
	917,000	Revolver, 10.659% (SOFR+550 basis points), 8/4/2027[2,3,4,8]	716,597
	8,585,260	First Lien Term Loan, 10.659% (SOFR+550 basis points), 8/4/2027[2,3,4]	7,567,545
		GS Acquisitionco, Inc.
	911,336	Revolver, 11.142% (SOFR+575 basis points), 5/24/2024[2,3,4,8]	394,344
	32,837,694	First Lien Term Loan, 11.142% (SOFR+575 basis points), 5/24/2024[2,3,4]	32,591,980
	19,950,000	HCSS First Lien Term Loan, 10.602% (SOFR+550 basis points), 11/15/2027[2,3,4]	19,428,053
		Help Systems Holdings, Inc.
	9,730,419	First Lien Term Loan, 9.145% (LIBOR+400 basis points), 11/19/2026[2,3]	8,903,333
	10,000,000	Second Lien Term Loan, 11.953% (SOFR+675 basis points), 11/19/2027[2,3,4]	9,802,823
	1,965,000	HotSchedules First Lien Term Loan, 11.953% (SOFR+675 basis points), 7/9/2025[2,3,4]	1,856,556
		HPS Technology
GBP	14,442,519	First Lien Term Loan, 10.706% (SONIA+575 basis points), 8/3/2025[2,3,4,5,7]	17,967,378
GBP	7,523,888	First Lien Term Loan, 10.428% (SONIA+550 basis points), 9/15/2027[2,3,4,5,7]	9,409,237
AUD	2,737,949	Delayed Draw, 10.428% (SONIA+550 basis points), 9/15/2027[2,3,4,5,7]	1,795,950
GBP	20,744,922	Delayed Draw, 10.428% (SONIA+550 basis points), 9/15/2027[2,3,4,5,7,8]	20,441,741
	277,778	Delayed Draw, 1.000%, 5/2/2028[2,4,5,6]	(5,414)
	2,205,665	First Lien Term Loan, 11.396% (SOFR+625 basis points), 5/2/2028[2,3,4,5]	2,162,678
	2,272,727	First Lien Term Loan, 12.492% (SOFR+725 basis points), 10/19/2028[2,3,4,5]	2,255,682
	1,879,843	First Lien Term Loan, 12.432% (SOFR+775 basis points), 2/1/2029[2,3,4,5]	1,834,567
		IG Investment Holdings, LLC
	54,138,295	First Lien Term Loan, 11.202% (SOFR+600 basis points), 9/22/2028[2,3,4]	52,692,826
	722,543	Revolver, 13.250% (BASE RATE+500 basis points), 9/22/2028[2,3,4,8]	90,159
		Imagine Acquisitionco, Inc.
	1,157,556	Revolver, 0.500%, 11/16/2027[2,4,6]	(39,553)
	1,607,717	Delayed Draw, 1.000%, 11/16/2027[2,4,6]	(54,935)
	7,144,293	First Lien Term Loan, 10.667% (LIBOR+550 basis points), 11/16/2027[2,3,4]	6,900,175
	19,950,000	Infinite Bidco LLC First Lien Term Loan, 11.271% (SOFR+625 basis points), 3/2/2028[2,3,4]	19,335,790

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		TECHNOLOGY (Continued)
	$1,090,909	Invicti Intermediate 2, LLC Revolver, 0.500%, 11/16/2027[2,4,5,6]	$(29,087)
		IQN Holding Corp.
	577,540	Revolver, 10.352% (SOFR+525 basis points), 5/2/2028[2,3,4,8]	96,257
	1,335,080	Delayed Draw, 1.000%, 5/2/2029[2,3,4,6]	12,456
	7,052,487	First Lien Term Loan, 10.379% (SOFR+525 basis points), 5/2/2029[2,3,4]	7,086,581
	7,000,000	Ivanti Software, Inc. Second Lien Term Loan, 12.420% (LIBOR+725 basis points), 12/1/2028[2,3,4]	4,240,598
NOK$	14,162,246	Jigsaw Bidco AS First Lien Term Loan, 11.700% PIK (LIBOR+800 basis points), 5/3/2024[2,3,4,5,7,9]	1,286,723
		Kaseya, Inc.
	4,100,000	Revolver, 10.659% PIK (SOFR+625 basis points), 6/23/2029[2,3,4,8]	1,025,000
	4,100,000	Delayed Draw, 10.855% PIK (SOFR+625 basis points), 6/23/2029[2,3,4,8]	274,426
	66,800,000	First Lien Term Loan, 11.353% PIK (SOFR+625 basis points), 6/23/2029[2,3,4,9]	67,196,343
	18,514,189	Kona Buyer, LLC First Lien Term Loan, 9.992% (SOFR+475 basis points), 12/11/2027[2,3,4]	18,344,819
		Litera Bidco LLC
	14,163,404	First Lien Term Loan, 10.452% (SOFR+525 basis points), 5/29/2026[2,3,4]	14,140,152
	10,645,890	First Lien Term Loan, 11.202% (SOFR+600 basis points), 5/29/2026[2,3,4]	10,645,890
		LMG Holdings, Inc.
	285,714	Revolver, 0.500%, 4/30/2026[2,3,4,6]	(2,595)
	4,631,786	First Lien Term Loan, 11.892% (SOFR+650 basis points), 4/30/2026[2,3,4]	4,589,061
	28,608,280	LogicMonitor, Inc. First Lien Term Loan, 11.740% (SOFR+650 basis points), 5/14/2026[2,3,4,5]	28,131,822
	8,333,104	MAG DS Corp. First Lien Term Loan, 10.842% (SOFR+550 basis points), 4/1/2027[1,2,3,4]	8,069,215
	20,500,000	Mandolin Technology Intermediate Holdings, Inc. Second Lien Term Loan, 11.892% (SOFR+650 basis points), 7/30/2029[2,3,4]	20,021,860
		ManTech International Corporation
	6,744,017	Revolver, 13.000% (BASE+475 basis points), 9/14/2028[2,3,4,8]	945,782
	13,379,260	Delayed Draw, 1.000%, 9/14/2029[2,4,6]	40,620
	54,602,339	First Lien Term Loan, 10.795% (SOFR+575 basis points), 9/14/2029[2,3,4]	54,343,287
	21,543,594	Marlin DTC-LS Midco 2, LLC First Lien Term Loan, 11.976% (SOFR+650 basis points), 7/1/2025[2,3,4]	21,154,608
	10,154,512	Measurabl, Inc. First Lien Term Loan, 15.250% PIK (PRIME+700 basis points), 4/21/2026[2,3,4,8,9]	9,954,512
	1,466,250	MEP-TS Midco LLC First Lien Term Loan, 11.202% (SOFR+600 basis points), 12/31/2026[2,3,4]	1,423,284
		Mercury Bidco LLC
	2,040,816	Revolver, 0.500%, 5/31/2029[2,4,6]	(57,431)

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$22,959,184	First Lien Term Loan, 12.103% (SOFR+700 basis points), 5/31/2030[2,3,4]	$22,313,084
	MGT Merger Target, LLC
3,103,448	Revolver, 0.500%, 4/10/2028[2,4,6]	(92,514)
1,408,046	Delayed Draw, 1.000%, 4/10/2029[2,4,6]	(20,849)
24,971,264	First Lien Term Loan, 11.936% (SOFR+675 basis points), 4/10/2029[2,3,4]	24,226,867
	Mindbody, Inc.
1,428,571	Revolver, 0.500%, 2/14/2025[2,4,6]	(27,367)
7,003,041	First Lien Term Loan, 12.193% (LIBOR+700 basis points), 2/14/2025[2,3,4]	6,868,886
167,647	Misys, Ltd. Second Lien Term Loan, 8.655% (LIBOR+350 basis points), 6/13/2024[2,3]	161,596
	Netwrix Corporation And Concept Searching, Inc.
2,870,000	Revolver, 10.242% (SOFR+500 basis points), 6/9/2029[2,3,4,8]	717,500
10,882,133	Delayed Draw, 10.298% (SOFR+500 basis points), 6/9/2029[2,3,4,8]	375,190
36,062,063	First Lien Term Loan, 10.298% (SOFR+500 basis points), 6/9/2029[2,3,4]	36,062,063
	New Era Merger Sub, Inc.
148,393	Revolver, 11.258% (LIBOR+625 basis points), 10/31/2026[2,3,4,8]	107,070
25,145,183	Delayed Draw, 11.409% (LIBOR+625 basis points), 10/31/2026[2,3,4,8]	23,955,162
14,854,817	First Lien Term Loan, 11.523% (LIBOR+625 basis points), 10/31/2026[2,3,4]	14,634,966
3,117,922	First Lien Term Loan, 11.753% (SOFR+625 basis points), 10/31/2026[2,3,4]	2,994,844
4,027,625	Delayed Draw, 11.753% (SOFR+625 basis points), 10/31/2026[2,3,4,8]	3,714,679
228,033	Revolver, 11.763% (SOFR+625 basis points), 10/31/2026[2,3,4,8]	160,390
	Newscycle Solutions, Inc.
2,545,042	First Lien Term Loan, 12.342% (SOFR+700 basis points), 12/29/2023[2,3,4]	2,489,919
344,154	Delayed Draw, 12.342% (SOFR+700 basis points), 12/29/2023[2,3,4]	336,700
5,333,333	OEConnection LLC Second Lien Term Loan, 12.342% (SOFR+700 basis points), 9/25/2027[2,3,4]	5,262,364
9,847,998	Options Technology Ltd. First Lien Term Loan, 9.960% (LIBOR+475 basis points), 12/26/2025[2,3,4]	9,422,788
	Oranje Holdco, Inc.
1,629,556	Revolver, 0.500%, 2/1/2029[2,4,6]	(39,248)
13,036,444	First Lien Term Loan, 12.793% (SOFR+775 basis points), 2/1/2029[2,3,4]	12,722,458
7,406,250	OSP Lakeside Intermediate Holdings, LLC First Lien Term Loan, 13.210% (LIBOR+805 basis points), 7/31/2026[2,3,4]	7,292,539
	PC Dreamscape Opco, Inc.
6,554,276	Delayed Draw, 10.992% (SOFR+575 basis points), 4/25/2028[2,3,4,8]	3,101,853
12,014,474	First Lien Term Loan, 10.992% (SOFR+575 basis points), 4/25/2028[2,3,4]	11,614,766
1,315,789	Revolver, 11.014% (SOFR+575 basis points), 4/25/2028[2,3,4,8]	219,383
	PCS Software, Inc.
363,714	Revolver, 0.500%, 7/1/2024[2,3,4,6]	(2,851)
5,209,964	First Lien Term Loan, 11.392% (SOFR+600 basis points), 7/1/2024[2,3,4]	5,169,120
9,786,177	PDI TA Holdings, Inc. First Lien Term Loan, 9.750% (LIBOR+450 basis points), 10/24/2024[2,3,4]	9,500,760

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		TECHNOLOGY (Continued)
		PDQ
	$1,764,706	Revolver, 0.500%, 8/27/2027[2,4,6]	$(14,377)
	7,303,235	Delayed Draw, 10.092% (LIBOR+475 basis points), 8/27/2027[2,3,4]	7,243,734
	10,661,177	First Lien Term Loan, 10.092% (LIBOR+475 basis points), 8/27/2027[2,3,4]	10,574,317
		Pegasus Global Enterprise Holdings, LLC
	1,278,054	Delayed Draw, 10.992% (SOFR+575 basis points), 5/29/2025[2,3,4]	1,259,967
	2,726,903	First Lien Term Loan, 11.142% (SOFR+575 basis points), 5/29/2025[2,3,4]	2,688,311
	1,175,891	Perforce Software, Inc. First Lien Term Loan, 8.904% (LIBOR+375 basis points), 7/1/2026[2,3]	1,116,361
	13,473,100	Polaris Newco, LLC Second Lien Term Loan, 14.614% PIK (SOFR+925 basis points), 6/4/2029[2,3,4,9]	13,581,701
		ProcessUnity Holdings, LLC
	1,000,000	Revolver, 11.953% (SOFR+675 basis points), 9/24/2028[2,3,4,8]	420,034
	5,000,000	First Lien Term Loan, 11.953% (SOFR+675 basis points), 9/24/2028[2,3,4]	4,850,170
	1,000,000	Delayed Draw, 12.142% (SOFR+675 basis points), 9/24/2028[2,3,4]	977,641
	74,490,632	Project Leopard Holdings, Inc. First Lien Term Loan, 10.452% (SOFR+525 basis points), 7/20/2029[1,2,3]	68,252,042
		QF Holdings, Inc.
	438,597	Delayed Draw, 11.453% (SOFR+625 basis points), 12/15/2027[2,3,4]	435,133
	2,192,982	First Lien Term Loan, 11.453% (SOFR+625 basis points), 12/15/2027[2,3,4]	2,175,664
	263,158	Revolver, 11.496% (SOFR+625 basis points), 12/15/2027[2,3,4,8]	69,414
		Quantic Electronics, LLC
	6,363,836	Delayed Draw, 11.215% (LIBOR+625 basis points), 11/19/2026[2,3,4]	6,168,722
	9,012,408	First Lien Term Loan, 11.215% (LIBOR+625 basis points), 11/19/2026[2,3,4]	8,772,109
	928,397	Revolver, 11.215% (LIBOR+625 basis points), 11/19/2026[2,3,4]	903,643
	20,000,000	Quest Software US Holdings, Inc. First Lien Term Loan, 12.695% (SOFR+750 basis points), 2/1/2030[2,3]	13,400,000
EUR	11,003,391	Questel International First Lien Term Loan, 12.148% PIK (EURIBOR+855 basis points), 12/17/2027[2,3,4,7,9]	11,488,753
	8,653,846	Quickbase, Inc. Second Lien Term Loan, 13.203% (SOFR+800 basis points), 4/2/2027[2,3,4]	8,549,528
		Rally Buyer, Inc.
	3,182,180	Revolver, 0.500%, 7/19/2028[2,4,6]	(60,960)
	22,219,570	First Lien Term Loan, 10.716% (SOFR+550 basis points), 7/19/2028[2,3,4]	21,793,916
	3,401,814	Delayed Draw, 10.822% (SOFR+575 basis points), 7/19/2028[2,3,4,8]	687,690
		Ranger Buyer, Inc.
	1,923,077	Revolver, 0.500%, 11/18/2027[2,3,4,6]	(41,652)
	22,846,154	First Lien Term Loan, 10.452% (SOFR+525 basis points), 11/18/2028[2,3,4]	22,351,332
		RCS Technology
	2,178,710	First Lien Term Loan, 11.040% (SOFR+550 basis points), 2/28/2025[2,3,4,5]	2,169,682
	208,333	Revolver, 10.070% (SOFR+575 basis points), 2/3/2026[2,3,4,5,8]	87,851
	339,792	Delayed Draw, 10.525% (SOFR+500 basis points), 2/3/2026[2,3,4,5]	335,833

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		TECHNOLOGY (Continued)
	$1,890,972	First Lien Term Loan, 10.525% (SOFR+500 basis points), 2/3/2026[2,3,4,5]	$1,868,942
		Recorded Future, Inc.
	178,771	Revolver, 0.500%, 7/3/2025[2,4,6]	(2,530)
	1,114,894	First Lien Term Loan, 10.687% (SOFR+525 basis points), 7/3/2025[2,3,4]	1,099,115
		Redwood Services Group, LLC
	9,608,532	Delayed Draw, 10.580% (SOFR+600 basis points), 6/15/2029[2,3,4,8]	9,462,433
	40,290,489	First Lien Term Loan, 10.690% (SOFR+600 basis points), 6/15/2029[2,3,4]	39,851,118
	14,600,000	Delayed Draw, 11.300% (SOFR+615 basis points), 6/15/2029[2,3,4,8]	4,635,830
		Revalize, Inc.
	681,000	Revolver, 0.500%, 4/15/2027[2,3,4,6]	4,041
	25,377,462	Delayed Draw, 10.952% (SOFR+575 basis points), 4/15/2027[2,3,4]	25,528,033
		Riskonnect Parent, LLC
	30,882,250	Delayed Draw, 1.000%, 12/7/2028[2,3,4,6]	405,372
	28,910,348	First Lien Term Loan, 10.892% (SOFR+550 basis points), 12/7/2028[2,3,4]	29,021,228
	2,102,012	Rocket Software, Inc. First Lien Term Loan, 9.404% (LIBOR+425 basis points), 11/28/2025[2,3]	2,084,218
	12,133,977	RPX Corporation First Lien Term Loan, 10.702% (SOFR+550 basis points), 10/23/2025[2,3,4]	11,767,941
		Safety Borrower Holdings
	9,218,220	First Lien Term Loan, 10.981% (LIBOR+525 basis points), 9/1/2027[2,3,4]	9,218,220
	677,966	Revolver, 12.250% (LIBOR+525 basis points), 9/1/2027[2,3,4,8]	338,983
	603,840	SailPoint Technologies, Inc. Revolver, 0.500%, 8/16/2028[2,4,5,6]	(16,100)
		Securonix, Inc.
	2,288,135	Revolver, 0.500%, 4/1/2028[2,4,6]	(32,383)
	12,711,865	First Lien Term Loan, 11.421% (SOFR+650 basis points), 4/1/2028[2,3,4]	12,531,961
		Seismic Software, Inc.
	272,390	Revolver, 0.500%, 10/15/2026[2,4,5,6]	(5,900)
	26,204,082	Delayed Draw, 1.000%, 10/15/2026[2,4,5,6]	(567,551)
	4,444,444	SimpliSafe Holding Corporation Delayed Draw, 1.000%, 5/2/2028[2,4,6]	(86,620)
	1,455,000	Smartlinx Solutions, LLC First Lien Term Loan, 10.352% (SOFR+525 basis points), 3/5/2026[2,3,4]	1,428,926
		Sonar Acquisitionco, Inc.
	2,693,750	Revolver, 0.500%, 7/7/2028[2,4,5,6]	(38,123)
	20,406,250	First Lien Term Loan, 10.564% (SOFR+575 basis points), 7/7/2028[2,3,4,5]	20,117,452
GBP	3,613,000	SSCP Pegasus Bidco Ltd. First Lien Term Loan, 11.047% (SONIA+650 basis points), 12/14/2027[2,3,4,7]	4,491,433
		Superman Holdings LLC
	285,714	Delayed Draw, 1.000%, 8/31/2027[2,4,6]	(3,571)
	1,211,250	First Lien Term Loan, 10.992% (SOFR+575 basis points), 8/31/2027[2,3,4]	1,181,862
		Syntax Systems Ltd.
	1,980,198	Revolver, 10.900% (LIBOR+575 basis points), 10/29/2026[2,3,4,8]	1,224,723

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$22,735,611	First Lien Term Loan, 10.943% (LIBOR+575 basis points), 10/28/2028[2,3,4]	$21,640,171
4,950,495	Delayed Draw, 1.000%, 10/29/2028[2,4,6]	(238,523)
	Tamarack Intermediate, L.L.C.
18,337,988	First Lien Term Loan, 10.642% (SOFR+525 basis points), 3/11/2028[2,3,4]	18,082,132
3,023,438	Revolver, 10.651% (SOFR+525 basis points), 3/11/2028[2,3,4,8]	456,923
1,371,868	Thunder Purchase, Inc. Revolver, 11.142% (SOFR+575 basis points), 6/30/2027[2,3,4,5,8]	867,370
	TigerConnect, Inc.
1,875,000	Revolver, 0.500%, 2/16/2028[2,4,6]	(5,424)
983,906	Delayed Draw, 12.076% PIK (SOFR+675 basis points), 2/16/2028[2,3,4,8,9]	361,133
13,125,000	First Lien Term Loan, 12.076% PIK (SOFR+675 basis points), 2/16/2028[2,3,4,9]	12,906,409
	Trackforce Acquireco, Inc.
1,113,074	Revolver, 10.865% (SOFR+600 basis points), 6/23/2028[2,3,4,5,8]	404,411
18,053,004	First Lien Term Loan, 10.865% (SOFR+600 basis points), 6/23/2028[2,3,4,5]	17,390,968
4,882,979	Tribute Technology Holdings, LLC Revolver, 11.842% (LIBOR+650 basis points), 10/30/2026[2,3,4,5,8]	1,864,766
1,315,537	Trintech, Inc. First Lien Term Loan, 11.202% (LIBOR+600 basis points), 12/29/2024[2,3,4]	1,285,399
	U.S. Hospitality Publishers, Inc.
526,316	Revolver, 0.500%, 12/17/2025[2,4,6]	(7,975)
5,125,000	First Lien Term Loan, 12.203% (SOFR+700 basis points), 12/17/2025[2,3,4]	5,047,339
6,780,491	Delayed Draw, 12.203% (SOFR+700 basis points), 12/17/2025[2,3,4,8]	4,835,639
	User Zoom Technologies, Inc.
37,896,774	First Lien Term Loan, 11.920% (SOFR+700 basis points), 4/5/2029[2,3,4]	37,352,857
9,500,000	First Lien Term Loan, 12.420% (SOFR+750 basis points), 4/5/2029[2,3,4]	9,216,399
15,000,000	Virgin Pulse, Inc. Second Lien Term Loan, 12.467% (SOFR+725 basis points), 4/6/2029[2,3,4]	15,000,000
	Wilson Electronics Holdings, LLC
9,226,000	Delayed Draw, 1.000%, 5/17/2027[2,4,6]	53,819
28,416,850	First Lien Term Loan, 12.137% (SOFR+703 basis points), 5/17/2027[2,3,4]	28,545,710
	WorkForce Software, LLC
463,235	Revolver, 0.500%, 7/31/2025[2,3,4,6]	(12,931)
4,534,440	First Lien Term Loan, 12.664% PIK (SOFR+725 basis points), 7/31/2025[2,3,4,8,9]	4,384,710
	Xactly Corporation
2,524,544	First Lien Term Loan, 12.614% (SOFR+725 basis points), 7/31/2023[2,3,4]	2,483,188
29,000,000	First Lien Term Loan, 12.614% (SOFR+725 basis points), 2/3/2031[2,3,4]	28,524,935
	Zendesk, Inc.
461,957	Delayed Draw, 1.000%, 11/22/2028[2,4,5,6]	(5,662)
1,847,826	First Lien Term Loan, 12.246% (SOFR+650 basis points), 11/22/2028[2,3,4,5]	1,825,177
		2,237,359,001

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	UTILITIES — 0.1%
$713,333	EDPO, LLC Delayed Draw, 1.000%, 12/8/2027[2,3,4,5,6]	$(22,590)
3,651,332	Hamilton Projects Acquiror, LLC First Lien Term Loan, 9.738% (SOFR+476 basis points), 6/17/2027[2,3]	3,621,665
	Water Holdings Acquisition, LLC
4,106,671	Delayed Draw, 10.115% (SOFR+525 basis points), 12/18/2026[2,3,4,8]	288,863
1,285,714	Revolver, 10.214% (SOFR+525 basis points), 12/18/2026[2,3,4,8]	764,737
13,508,572	First Lien Term Loan, 10.215% (SOFR+525 basis points), 12/18/2026[2,3,4]	13,286,296
		17,938,971
	TOTAL SENIOR SECURED LOANS
	(Cost $9,547,049,012)	9,435,413,847

Number of Shares
	PRIVATE INVESTMENT VEHICLES — 45.2%
	INVESTMENT PARTNERSHIPS — 4.7%
N/A	AG Direct Lending Fund II (Unlevered), L.P.[2,10]	20,419,577
N/A	AG Direct Lending Fund II, L.P.[2,10]	18,094,924
N/A	AG Direct Lending Fund III, L.P.[2,10]	12,927,608
N/A	AG DLI, L.P.[2,10]	9,061,882
N/A	AG GTDL Fund II, L.P.[2,10]	20,507,108
N/A	AG GTDL Fund, L.P.[2,10]	3,113,039
N/A	AG KFHDL Fund, L.P.[2,10]	3,113,626
N/A	AG Twinbrook Origination Fund I, L.P.[2,10]	26,331,438
N/A	Antares Senior Loan Parallel Feeder Fund II (Cayman) LP2,10	29,019,397
N/A	Ares Commercial Finance LP2,10	18,544,530
N/A	Ares Priority Loan Co-Invest LP2,10	25,141,364
N/A	Banner Ridge DSCO Fund II (Offshore), LP2,10	722,081
N/A	Barings CMS Fund, LP2,10	3,420,764
N/A	CDL Tender Fund 2022-1, L.P.[2,10]	50,319,383
N/A	Crescent Mezzanine Partners VIIC, L.P.[2,10]	6,074,570
N/A	Crestline Specialty Lending III (U.S.), L.P.[2,10]	20,528,247
N/A	HPS Offshore Strategic Investment Partners V, LP2,10	9,553,483
N/A	HPS Mezzanine Partners 2019, L.P.[2,10]	8,863,416
N/A	HPS Specialty Loan Fund V Feeder, L.P.[2,10]	45,004,252
N/A	Marlin Credit Opportunities Fund, L.P.[2,10]	92,057,636
N/A	Odyssey Co-Investment Partners B, LLC[2,10]	1,527,373
N/A	Providence Debt Fund III (Non-US) L.P.[2,10]	6,774,584
N/A	Raven Asset-Based Credit Fund II LP2,10	19,843,525
N/A	Silver Point Specialty Credit Fund II, L.P.[2,10]	39,466,794
N/A	Summit Partners Credit Offshore Fund II, L.P.[2,10]	8,234,895
N/A	Thompson Rivers LLC[2,10]	4,079,400
N/A	Varagon Capital Direct Lending Fund, L.P.[2,10]	24,833,483

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Number of Shares/Principal Amount		Value
	PRIVATE INVESTMENT VEHICLES (Continued)
	INVESTMENT PARTNERSHIPS (Continued)
N/A	Vista Credit Partners Fund III, L.P.[2,10]	$31,733,221
N/A	VPC Credit Origination Fund, LP2,10	1,000,000
N/A	Waccamaw River LLC [2,10]	10,595,075
		570,906,675
	JOINT VENTURES — 0.7%
N/A	FBLC Senior Loan Fund LLC[2,10]	71,350,604
N/A	Middle Market Credit Fund II, LLC[2,10]	13,941,287
		85,291,891
	NON-LISTED BUSINESS DEVELOPMENT COMPANIES — 15.3%
4,950,891	AGTB BDC Holdings, LP2,10	128,804,826
1,757,741	Ares Strategic Income Fund[2,10]	46,100,608
4,312,845	Barings Capital Investment Corporation[2,10]	95,088,355
44,235,355	Barings Private Credit Corporation[2,10]	919,351,676
188,686	Carlyle Secured Lending III[2,10]	3,871,039
5,283,172	Franklin BSP Lending Corporation[2,10]	39,336,056
2,660,121	Golub Capital BDC 4, Inc.[2,10]	40,666,245
2,286,386	Golub Capital Direct Lending Corporation[2,10]	34,890,866
768,132	KKR FS Income Trust[2,10]	21,500,000
1,883,826	Morgan Stanley Direct Lending Fund[2,10]	38,657,819
10,000,000	New Mountain Guardian III BDC, L.L.C.[2,10]	98,026,514
750,000	New Mountain Guardian IV BDC, L.L.C.[2,10]	7,591,904
16,163,843	Owl Rock Core Income Corp.[2,10]	149,061,187
2,119,509	Owl Rock Technology Finance Corp.[2,10]	36,586,773
3,044,421	Owl Rock Technology Finance Corp. II2,10	46,233,198
2,539,893	Redwood Enhanced Income Corp.[2,10]	35,368,473
625,828	Sixth Street Lending Partners[2,10]	16,469,296
N/A	Stellus Private Credit BDC Feeder LP2,10	13,887,223
1,683,975	Stone Point Credit Corporation[2,10]	33,231,387
500,000	TCW Direct Lending VIII LLC[2,10]	22,275,179
1,925,963	Varagon Capital Corporation[2,10]	18,982,575
		1,845,981,199
	PRIVATE COLLATERALIZED LOAN OBLIGATIONS — 22.9%
106,770,833	ABPCI Pacific Funding LP, 12.060%, 5/31/2031*,[2,4,10,11]	115,960,426
103,200,000	Antares Loan Funding I Ltd., 18.530%, 2/17/2032*,[2,4,10,11]	109,944,492
$29,600,000	Antares Loan Funding I Ltd., 10.187% (SOFR+525 basis points) 2/17/2032.[2,4,11]	29,600,000
N/A	BlackRock Shasta Senior Loan Fund VII, LLC[2,4,10]	572,772,035
N/A	Comvest Structured Note Issuer I LLC[2,10]	171,520,462
N/A	NXT Capital Structured Note I LLC[2,10]	99,177,066
25,000,000	Palisades CLO, LLC, 11.470% (SOFR+650 basis points)[2,4]	25,000,000
29,000,000	Palisades CLO, LLC, 14.590% (SOFR+962 basis points)[2,4]	27,840,000

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT VEHICLES (Continued)
	PRIVATE COLLATERALIZED LOAN OBLIGATIONS (Continued)
71,000,000	Palisades CLO, LLC, 14.980%[2,10]	$69,549,676
N/A	Raven Senior Loan Fund LLC[2,10]	477,966,812
N/A	Silver Point Loan Funding, LLC[2,10]	613,975,605
N/A	Varagon Structured Note Issuer I, LLC[2,10]	437,253,478
		2,750,560,052
	PRIVATE EQUITY — 0.1%
N/A	CSL III Advisor LLC[2,4,10]	736,602
4	Owl Rock Technology Holdings II, LLC, Class A2,4	5,498,806
N/A	Stellus Private BDC Advisor, LLC[2,4]	1,302,524
		7,537,932
	SPECIAL PURPOSE VEHICLE FOR PREFERRED EQUITY — 0.6%
N/A	CCOF Alera Aggregator, L.P.[2,10]	9,971,890
N/A	CCOF Sierra II, L.P.[2,10]	17,326,402
N/A	Chilly HP SCF Investor, LP2,10	2,159,698
N/A	HPS Mint Co-Invest Fund, L.P.[2,10]	21,998,031
N/A	Minerva Co-Invest, L.P.[2,10]	14,948,253
		66,404,274
	SPECIAL PURPOSE VEHICLE FOR SENIOR SECURED BONDS — 0.7%
N/A	17Capital Co-Invest (B) SCSp[2,7,10]	24,155,225
N/A	Endurance II Co-Invest, L.P.[2,10]	44,034
N/A	Piccadilly Co-Invest, L.P.[2,10]	57,180,756
N/A	Proxima Co-Invest, L.P.[2,10]	4,925,163
		86,305,178
	SPECIAL PURPOSE VEHICLE FOR SUBORDINATED DEBT — 0.2%
N/A	Luther Co-Invest, L.P.[2,10]	22,551,824
	TOTAL PRIVATE INVESTMENT VEHICLES
	(Cost $5,301,242,944)	5,435,539,025

Principal Amount
	SUBORDINATED DEBT — 0.9%
	FINANCIALS — 0.8%
$5,500,000	OTR Midco, LLC, 12.000%, 5/11/2026[2,4]	5,500,000
6,458,995	KWOR Intermediate I, Inc., 14.590% (SOFR+975 basis points), 12/21/2029[2,3,4,9]	6,299,707
80,000,000	Castor Finance Holdings Limited, 11.863% (EURIBOR+850 basis points), 9/14/2029[2,3,4,7,9]	87,298,123
		99,097,830

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	SUBORDINATED DEBT (Continued)
	MATERIALS — 0.0%
$3,500,000	North Haven Goldfinch, 15.480% PIK (LIBOR+1,075 basis points), 9/17/2024[2,3,4,9,13]	$3,430,287
	HEALTH CARE — 0.1%
1,265,614	PAW Midco, Inc., 11.500%, 12/22/2031[2,3,4,9]	1,132,939
6,025,144	PPV Intermediate Holdings LLC, 13.000%, 8/31/2030[2,3,4,9]	5,869,955
		7,002,894
	TOTAL SUBORDINATED DEBT
	(Cost $105,858,810)	109,531,011

Number of Shares
	PREFERRED STOCKS — 0.8%
	HEALTH CARE — 0.3%
15,000	nThrive, Inc., Series A-2 Preferred, 11.000% PIK[2,4,9]	14,674,689
17,500	Propharma, LLC Jayhawk Intermediate LLC, Series B Preferred, 13.000% PIK[2,4,9,14]	17,587,500
		32,262,189
	INDUSTRIALS — 0.2%
2,500	Atomic Transport, LLC Atomic Blocker, LLC, Class A Preferred, 8.500% PIK[2,4,9,15]	2,398,419
875	Atomic Blocker, LLC, Class A-2 Preferred, 13.560% PIK[2,4,9]	894,338
11,250,000	FSG Acquisition, LLC, - Senior Preferred, 12.250% PIK[2,4,9]	11,233,449
7,500	OHCP Silver Surfer Holdings Corp. - Series B Preferred, 14.000% PIK[2,4,9]	7,275,000
200	S4T Holdings Corp. Vistria ESS Holdings, LLC, Class A Preferred, 8.000% PIK[2,4,9,16]	94,441
		21,895,647
	TECHNOLOGY — 0.3%
10,000	GS Holder, Inc. Preferred, 16.320% PIK[2,4,9]	9,700,000
15,000	GS Holder, Inc. Preferred, 17.084% PIK[2,4,9]	14,550,000
6,500	Mandolin Technology Holdings, Inc. - Series A Preferred, 10.500% PIK[2,4,9]	6,365,312
11,000	Riskonnect Parent, LLC - Series B Preferred, 15.314% PIK[2,4,9]	11,495,130
		42,110,442
	TOTAL PREFERRED STOCKS
	(Cost $93,844,253)	96,268,278

Principal Amount
COLLATERALIZED LOAN OBLIGATIONS — 0.8%
$12,000,000	ABPCI Direct Lending Fund CLO X LP 15.721% (LIBOR+1,047 basis points), 1/20/2032[1,2,3,4,11]	11,923,320

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$7,500,000	ABPCI Direct Lending Fund CLO XII Ltd. 14.478% (SOFR+1,050 basis points), 4/29/2035[1,2,3,4,11]	$7,324,785
	BlackRock Elbert CLO V LLC
13,000,000	13.954% (SOFR+870 basis points), 6/15/2034[1,2,3,4,11]	11,657,880
39,500,000	20.500%, 6/15/2034[1,2,4,17]	34,571,348
7,500,000	HPS Private Credit CLO 2023-1 LLC 15.112% (SOFR+985 basis points), 7/15/2035[1,2,3,4,11]	7,350,000
10,000,000	Monroe Capital MML CLO IX Ltd. 13.973% (LIBOR+870 basis points), 10/22/2031[1,2,3,11,18]	9,621,057
2,910,000	Monroe Capital MML CLO VII Ltd. 12.629% (LIBOR+725 basis points), 11/22/2030[1,2,3,4,11]	2,659,396
15,000,000	Monroe Capital MML CLO VIII, Ltd. 22.000%, 11/22/2033*,1,2,4,11,17	9,233,455
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $105,128,811)	94,341,241

Number of Shares
	COMMON STOCKS — 0.1%
	CONSUMER DISCRETIONARY — 0.0%
1,500	A1 Garage Blocker Aggregator, LP A1 Garage Equity, LLC, Class A Common[2,4]	1,500,000
	FINANCIALS — 0.1%
280,309	Forbright, Inc.[2,4]	6,788,472
	INDUSTRIALS — 0.0%
2,188	Atomic Transport, LLC Atomic Blocker, LLC, Class W Common[2,4,15]	968,233
200	S4T Holdings Corp. Vistria ESS Holdings, LLC, Class A Common[2,4,16]	188,245
		1,156,478
	TOTAL COMMON STOCKS
	(Cost $5,865,607)	9,444,950
	WARRANTS — 0.1%
	ENERGY — 0.0%
—	Service Compression, LLC - Series A-16[2,4] Exercise Price: $34,500,000 Expiration Date: 5/6/2027	449,227
	HEALTH CARE — 0.1%
1,300,435**	ADMA Biologics, Inc.[2,4] Exercise Price: $1.6478 Expiration Date: 3/23/2029	3,397,990
335,353**	ADMA Biologics, Inc.[2,4] Exercise Price: $3.2619 Expiration Date: 5/1/2030	771,850
962**	AWC-MH Holdings, LLC[2,4] Exercise Price: $0.01 Expiration Date: 4/28/2033	—

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
	HEALTH CARE — 0.1% (Continued)
219,298**	Xeris Biopharma Holdings, Inc.[2,4] Exercise Price: $2.28 Expiration Date: 3/8/2029	$434,523
		4,604,363
	TECHNOLOGY — 0.0%
21,640**	Afiniti, Inc. (via a participation with VHG Investment Fund I, L.P.)[2,4]	1,108,184
43,955**	Measurabl, Inc. (via a participation with Multiplier Capital, LLC)[2,4]	—
		1,108,184
	TOTAL WARRANTS
	(Cost $1,152,261)	6,161,774
	SHORT-TERM INVESTMENTS — 0.8%
102,183,910	State Street Institutional U.S. Government Money Market Fund, 4.97%[2,19]	102,183,910
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $102,183,910)	102,183,910
	TOTAL INVESTMENTS — 127.1%
	(Cost $15,262,325,608)	15,288,884,036
	Senior Notes (net of deferred offering costs of $6,725,684) — (15.0)%	(1,799,101,982)
	Liabilities Less Other Assets — (12.1)%	(1,461,776,697)
	NET ASSETS — 100.0%	$12,028,005,357

Principal Amount
	REVERSE REPURCHASE AGREEMENTS — (0.0)%
$(4,050,000)	Agreement with Deutsche Bank AG, 7.070%, dated 6/22/2023, to be repurchased at $4,123,177 on 9/22/2023, collateralized by Monroe Capital MML CLO IX Ltd. with maturity of 10/22/2031, with a total value of $9,621,057	(4,050,000)
	TOTAL REVERSE REPURCHASE AGREEMENTS
	(Proceeds $4,050,000)	(4,050,000)

AUD – Australian Dollars
CAD – Canadian Dollars
EUR – Euro
GBP – Pound Sterling
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
US – United States
ARR CSA – Alternate Reference Rate Credit Adjustment Spread
BBSY - Bank Bill Swap Bid Rate
BKBM - New Zealand 90-Day Bank Bill Rate
CDOR – Canadian Dollar Offered Rate
EURIBOR – Euro Interbank Offered Rate
LIBOR – London Interbank Offered Rate
PRIME – Prime Lending Rate
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
BDC – Business Development Company
CLO – Collateralized Loan Obligation
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
RB – Revenue Bond

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

*	Subordinated note position. Rate shown is the effective yield as of period end.
**	Shares represent underlying security.
[1]	Callable.
[2]	As of June 30, 2023 all or a portion of the security has been pledged as collateral for senior secured notes and a revolving credit facility. The value of the securities totaled $15,288,884,036 as of June 30, 2023. See Note 2, subsection Senior Notes of the Notes to Consolidated Schedule of Investments for additional information.
[3]	Floating rate security. Rate shown is the rate effective as of period end.
[4]	Value was determined using significant unobservable inputs.
[5]	This investment was made through a participation. Please see Note 2 for a description of loan participations.
[6]	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.
[7]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[8]	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.
[9]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[10]	Investment valued using net asset value per share as practical expedient.
[11]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $326,400,332, which represents 2.7% of total net assets of the Fund.
[12]	Step rate security.
[13]	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
[14]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.
[15]	Atomic Blocker, LLC holds Class A Preferred Units and Class W Common Units in Atomic Holdings, LLC, which is the holding company that owns Atomic Transport, LLC.
[16]	Vistria ESS Holdings, LLC holds Series A Preferred Units and Class A Common Units in TVG ESS Holdings, LLC which is the parent company holdings company for S4T Holdings Corp.
[17]	Variable rate security. Rate shown is the rate in effect as of period end.
[18]	All or a portion of this security is segregated as collateral for reverse repurchase agreements. Total collateral had a fair value of $9,621,057 as of June 30, 2023. See note 2 for additional information.
[19]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Schedule of Investments

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2023 (Unaudited)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co-Invest (B) SCSp	9/23/2021	$25,090,931
ABPCI Pacific Funding LP	6/9/2022	112,750,000
AG Direct Lending Fund II (Unlevered), L.P.	3/31/2022	18,459,156
AG Direct Lending Fund II, L.P.	3/31/2020	16,126,441
AG Direct Lending Fund III, L.P.	6/28/2019	13,025,333
AG DLI, L.P.	3/31/2022	8,087,628
AG GTDL Fund II, L.P.	3/31/2022	18,604,755
AG GTDL Fund, L.P.	3/31/2022	2,956,185
AG KFHDL Fund, L.P.	3/31/2022	2,962,005
AG Twinbrook Origination Fund I, L.P.	4/14/2023	25,000,000
AGTB BDC Holdings, LP	5/10/2022	125,000,000
Antares Loan Funding I Ltd.	2/17/2023	103,200,000
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP	8/3/2022	25,995,953
Ares Commercial Finance LP	3/31/2021	15,404,552
Ares Priority Loan Co-Invest LP	1/25/2023	24,500,000
Ares Strategic Income Fund LP	12/5/2022	44,817,682
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	-
Barings Capital Investment Corporation	1/25/2021	95,000,000
Barings CMS Fund, LP	12/28/2021	3,000,000
Barings Private Credit Corporation	5/10/2021	900,000,000
BlackRock Shasta Senior Loan Fund VII, LLC	2/10/2021	565,198,708
Carlyle Secured Lending III	9/28/2022	3,750,000
CCOF Alera Aggregator, L.P.	4/25/2023	9,700,000
CCOF Sierra II, L.P.	8/2/2022	15,610,698
CDL Tender Fund 2022-1, L.P.	4/4/2022	50,000,000
Chilly HP SCF Investor, LP	2/9/2022	1,980,197
Comvest Structured Note Issuer I LLC	11/17/2022	169,886,056
Crescent Mezzanine Partners VIIC, L.P.	3/31/2021	5,374,220
Crestline Specialty Lending III (U.S.), L.P.	8/30/2021	20,035,387
Endurance II Co-Invest, L.P.	8/24/2020	81,678
FBLC Senior Loan Fund LLC	4/1/2020	78,562,000
Franklin BSP Lending Corporation	1/20/2021	30,483,901
Golub Capital BDC 4, Inc.	4/21/2022	39,901,821
Golub Capital Direct Lending Corporation	7/13/2021	34,250,000
HPS Offshore Strategic Investment Partners V, LP	5/1/2023	9,553,483
HPS Mezzanine Partners 2019, L.P.	11/16/2020	7,857,297
HPS Mint Co-Invest Fund, L.P.	5/25/2022	20,944,974
HPS Specialty Loan Fund V Feeder, L.P.	5/14/2021	43,164,311
KKR FS Income Trust	6/30/2023	21,500,000
Luther Co-Invest, L.P.	7/15/2022	21,996,764
Marlin Credit Opportunities Fund, L.P.	5/21/2021	100,408,617
Middle Market Credit Fund II, LLC	11/3/2020	12,708,191
Minerva Co-Invest, L.P.	2/11/2022	14,720,019
Morgan Stanley Direct Lending Fund	7/16/2021	39,339,489
New Mountain Guardian III BDC, L.L.C.	3/27/2020	100,000,000
New Mountain Guardian IV BDC, L.L.C.	6/29/2022	7,500,000
NXT Capital Structured Note I LLC	1/26/2022	93,630,939
Odyssey Co-Investment Partners B, LLC	3/24/2022	1,555,423
Owl Rock Core Income Corp.	7/29/2021	150,000,000
Owl Rock Technology Finance Corp.	9/24/2020	35,000,000
Owl Rock Technology Finance Corp. II	12/30/2021	43,985,907
Palisades CLO, LLC	4/18/2023	67,524,613
Piccadilly Co-Invest, L.P.	4/17/2023	56,117,143
Providence Debt Fund III (Non-US) L.P.	3/31/2021	5,484,126
Proxima Co-Invest, L.P.	11/2/2021	4,759,843
Raven Asset-Based Credit Fund II LP	9/21/2021	18,127,700
Raven Senior Loan Fund LLC	5/5/2022	454,636,092
Redwood Enhanced Income Corp.	4/8/2022	36,400,000
Silver Point Loan Funding, LLC	3/22/2022	592,550,006
Silver Point Specialty Credit Fund II, L.P.	12/15/2020	41,326,575
Sixth Street Lending Partners	8/31/2022	15,609,630
Stellus Private Credit BDC Feeder LP	1/31/2022	13,687,742
Stone Point Credit Corporation	12/30/2022	32,524,606
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	6,919,665
TCW Direct Lending VIII LLC	1/31/2022	22,009,914
Thompson Rivers LLC	6/29/2021	7,428,767
Varagon Capital Corporation	5/23/2022	19,296,490
Varagon Capital Direct Lending Fund, L.P.	3/25/2021	26,250,000
Varagon Structured Note Issuer I, LLC	10/13/2021	425,000,000
Vista Credit Partners Fund III, L.P.	9/15/2021	30,362,517
VPC Credit Origination Fund, LP	4/19/2023	1,000,000
Waccamaw River LLC	5/4/2021	12,518,065
Total		$5,218,194,195

See accompanying Notes to Consolidated Schedule of Investmenst.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Swap Contracts

As of June 30, 2023 (Unaudited)

SWAP CONTRACT

INTEREST RATE SWAPS

					Upfront
					Premiums	Unrealized
	Payments	Payments	Termination	Notional	Paid	Appreciation
Counterparty[1]	Made/Frequency	Received/Frequency	Date	Value	(Received)	(Depreciation)

PNC Bank, N.A.	Daily Simple SOFR[2] + 1.446% / Quarterly	4.10% / Semi-annually	3/28/2027	$650,000,000	$-	$(34,251,373)
PNC Bank, N.A.	Daily Simple SOFR[2] + 0.905% / Quarterly	4.10% / Semi-annually	3/28/2027	250,000,000	-	(8,479,077)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.619% / Quarterly	7.06% / Semi-annually	12/6/2025	34,000,000	-	(189,150)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.005% / Quarterly	7.10% / Semi-annually	12/6/2027	95,000,000	-	35,795
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.010% / Quarterly	7.10% / Semi-annually	12/6/2027	10,000,000	-	1,737
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.214% / Quarterly	7.17% / Semi-annually	12/6/2029	141,000,000	-	982,920
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.052% / Quarterly	5.44% / Semi-annually	7/19/2025	215,000,000	-	(3,839,427)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.263% / Quarterly	5.50% / Semi-annually	7/19/2026	130,000,000	-	(3,019,647)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.477% / Quarterly	5.61% / Semi-annually	7/19/2027	130,000,000	-	(3,516,849)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.688% / Quarterly	5.72% / Semi-annually	7/19/2029	160,000,000	-	(5,343,732)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.245% / Quarterly	5.50% / Semi-annually	7/19/2026	10,000,000	-	(226,787)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.684% / Quarterly	5.72% / Semi-annually	7/19/2029	40,000,000	-	(1,326,744)

TOTAL INTEREST RATE SWAPS						$(59,172,334)

[1]	Instrument is used in a hedge accounting relationship. See Note 2, subsections Interest Rate Swap Contracts and Senior Notes.

[2]	Reset daily with a five business day look back.

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Forward Foreign Currency Exchange Contracts

As of June 30, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value at		Unrealized
		Currency	Settlement	Amount	Opening Date of	Value at	Appreciation
Currency Sold	Counterparty	Purchased	Date	Sold	Contract	June 30, 2023	(Depreciation)
Australian Dollars	State Street	USD	September 05, 2023	$(2,809,343)	$(1,879,872)	$(1,874,987)	$4,885
Australian Dollars	State Street	USD	September 28, 2023	(13,620,753)	(9,036,416)	(9,096,633)	(60,217)
Australian Dollars	State Street	USD	November 17, 2023	(19,124,615)	(12,815,787)	(12,788,516)	27,271
British Pound	State Street	USD	July 31, 2023	(10,666,798)	(13,426,958)	(13,548,639)	(121,681)
British Pound	State Street	USD	August 09, 2023	(4,586,100)	(5,754,086)	(5,825,345)	(71,259)
British Pound	State Street	USD	September 14, 2023	(5,523,251)	(7,020,140)	(7,015,596)	4,544
British Pound	State Street	USD	September 28, 2023	(11,121,353)	(13,803,601)	(14,126,658)	(323,057)
British Pound	State Street	USD	September 29, 2023	(64,037,189)	(80,475,841)	(81,302,336)	(826,495)
British Pound	State Street	USD	November 03, 2023	(11,362,482)	(14,201,966)	(14,424,226)	(222,260)
British Pound	State Street	USD	November 03, 2023	11,362,482	14,046,868	14,424,226	377,358
Canadian Dollars	State Street	USD	July 20, 2023	(50,145,594)	(37,869,739)	(37,864,802)	4,937
Canadian Dollars	State Street	USD	September 11, 2023	(11,537,403)	(8,667,961)	(8,719,113)	(51,152)
Canadian Dollars	State Street	USD	September 29, 2023	(75,764,221)	(57,256,339)	(57,280,437)	(24,098)
Euro	State Street	USD	July 31, 2023	(21,081,579)	(23,101,426)	(23,040,892)	60,534
Euro	State Street	USD	December 04, 2023	(3,397,205)	(3,671,495)	(3,738,612)	(67,117)
Euro	State Street	USD	August 31, 2023	(26,574,028)	(28,509,680)	(29,089,253)	(579,573)
Euro	State Street	USD	September 13, 2023	(27,117,371)	(29,555,629)	(29,703,561)	(147,932)
Euro	State Street	USD	September 15, 2023	(15,034,267)	(16,476,700)	(16,469,756)	6,944
Euro	State Street	USD	September 21, 2023	(5,451,515)	(5,996,721)	(5,973,847)	22,874
Euro	State Street	USD	September 29, 2023	(184,143,027)	(201,001,427)	(201,927,635)	(926,208)
Euro	State Street	USD	December 29, 2023	(8,688,226)	(9,524,033)	(9,564,507)	(40,474)
New Zealand Dollar	State Street	USD	September 26, 2023	(6,325,299)	(3,835,219)	(3,880,392)	(45,173)
Norwegian Krone	Marlin Equity Partners	USD	August 11, 2023	(13,125,000)	(1,451,399)	(1,224,697)	226,702
Swedish Krona	Marlin Equity Partners	USD	August 23, 2024	(11,250,000)	(1,279,529)	(1,065,547)	213,982

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(572,565,096)	$(575,121,761)	$(2,556,665)

USD – U.S. Dollar

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Corporate Lending Fund

Notes to Consolidated Schedule of Investments
June 30, 2023 (Unaudited)

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a closed-end management investment company operating as a diversified interval fund. The Fund operates under an Agreement and Declaration of Trust, as most recently amended and restated on September 15, 2021 (the “Declaration of Trust”). Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement currently offers Class I Shares. Only Class I shares have been issued as of June 30, 2023.

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include asset management firms (on behalf of their investors), insurance companies, business development companies and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans (the foregoing investments listed in clauses (i) through (iv) are collectively referred to herein as the “Direct Loan Instruments”); (v) investments in high yield securities, including securities representing ownership or participation in a pool of such securities; (vi) investments in bank loans including securities representing ownership or participation in a pool of such loans; and (vii) SPVs and/or joint ventures that primarily hold loans or credit-like securities. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. The Fund may make non-U.S. investments, some of which may be denominated in currencies other than the U.S. dollar. In most cases, the currency fluctuations of investments will be hedged through the use of currency derivatives or other instruments. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities.

Consolidation of a Subsidiary

On February 3, 2020, CCLF SPV LLC (“CCLF SPV”) was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of June 30, 2023, net assets of the CCLF SPV were $3,714,393,581, or approximately 30.88% of the Fund’s total net assets.

On April 15, 2021, MCCW Holdings, LLC (“CCLF MCCW”) was formed as a limited liability company, and it is a wholly owned subsidiary of CCLF SPV. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF MCCW. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of June 30, 2023, net assets of the CCLF MCCW were $292,552,842, or approximately 2.43% of the Fund’s total net assets and are included in the net assets of CCLF SVP.

On May 25, 2021, CCLF Holdings LLC (“CCLF HOLD”) was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of June 30, 2023, net assets of the CCLF HOLD were $21,371,789, or approximately 0.18% of the Fund’s total net assets.

On July 26, 2021, CCLF Holdings (D1) LLC (“CCLF HOLD (D1)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD (D1). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of June 30, 2023, net assets of the CCLF HOLD (D1) were $7,982,669, or approximately 0.07% of the Fund’s total net assets.

On July 26, 2021, CCLF Holdings (D2) LLC (“CCLF HOLD (D2)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD (D2). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of June 30, 2023, net assets of the CCLF HOLD (D2) were $378,582,163, or approximately 3.15% of the Fund’s total net assets.

On March 16, 2022, CCLF Holdings (D3) LLC (“CCLF HOLD (D3)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD (D3). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of June 30, 2023, net assets of the CCLF HOLD (D3) were $12,243,140, or approximately 0.10% of the Fund’s total net assets.

On June 14, 2022, KCLF Holdings LLC (“KCLF Holdings”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of KCLF Holdings. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of June 30, 2023, net assets of the KCLF Holdings were $147,836,967, or approximately 1.23% of the Fund’s total net assets.

On July 25, 2022, 1585 Koala Holdings, LLC (“Koala Holdings”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of Koala Holdings. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of June 30, 2023, net assets of the Koala Holdings were $54,140,500, or approximately 0.45% of the Fund’s total net assets.

On February 1, 2023, CW Point LLC (“CW Point”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of CW Point. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of June 30, 2023, net assets of the CW Point were $34,051,094, or approximately 0.28% of the Fund’s total net assets.

On February 24, 2023, Broadway Funding Holdings II LLC (“Broadway Funding Holdings II”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of Broadway Funding Holdings II. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of June 30, 2023, net assets of the Broadway Funding Holdings II were $10,637,425, or approximately 0.09% of the Fund’s total net assets.

On February 8, 2023, CCLF Holdings (D6) LLC (“CCLF HOLD (D6)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD (D6). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of June 30, 2023, net assets of the CCLF HOLD (D6) were $(822), or approximately (0.00)% of the Fund’s total net assets.

On March 31, 2023, CCLF Holdings (D11) LLC (“CCLF HOLD (D11)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD (D11). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of June 30, 2023, net assets of the CCLF HOLD (D11) were $10,000,000, or approximately 0.08% of the Fund’s total net assets.

On May 8, 2023, CCLF Holdings (D14) LLC (“CCLF HOLD (D14)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD (D14). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of June 30, 2023, net assets of the CCLF HOLD (D14) were $8,353,045, or approximately 0.07% of the Fund’s total net assets.

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of June 30, 2023, the Fund had twenty-four outstanding forward currency contracts sold short.

Interest Rate Swap Contracts

The Fund may engage in various swap transactions, including interest rate agreements, primarily to manage risk, or as alternatives to direct investments. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. The change in fair value of the interest rate swaps is offset by a change in the carrying value of the fixed rate debt. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. As of June 30, 2023, the Fund had twelve outstanding interest rate swap contracts.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. As of June 30, 2023, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount of $1,268,582,901 reflected as unfunded loan commitments within the Consolidated Statement of Assets and Liabilities.

Borrower	Type	Principal Amount
123Dentist, Inc.	Delayed Draw	$9,513,784
1364720 B.C. LTD	Delayed Draw	5,000,000
1364720 B.C. LTD	Revolver	2,000,000
A1 Garage Equity, LLC	Delayed Draw	1,069,848
A1 Garage Equity, LLC	Revolver	1,515,151
AAH Topco, LLC	Delayed Draw	758,996
AAH Topco, LLC	Revolver	423,729
Abracon Group Holdings, LLC	Delayed Draw	3,046,154
Abracon Group Holdings, LLC	Delayed Draw	1,523,077
Abracon Group Holdings, LLC	Revolver	2,596,154
Acclaim Midco, LLC	Delayed Draw	3,589,744
Acclaim Midco, LLC	Revolver	1,435,897
ACI Group Holdings, Inc.	Delayed Draw	1,961,786
ACI Group Holdings, Inc.	Delayed Draw	4,921,879
Acquia, Inc.	Revolver	66,646
Adenza Group, Inc.	Delayed Draw	713,267
Adenza Group, Inc.	Revolver	731,098
ADMA Bilogics, Inc.	Delayed Draw	3,571,429
AEC Parent Holdings, Inc.	Delayed Draw	1,123,541
Affinipay Midco, LLC	Delayed Draw	4,640,884
Affinipay Midco, LLC	Revolver	2,209,945

Affinity Hospice Intermediate Holdings, LLC	Delayed Draw	2,724,335
AG-Twin Brook Healthcare	Delayed Draw	9,930,556
AHR Intermediate, Inc.	Delayed Draw	2,730,000
Air Comm Corporation, LLC	Delayed Draw	2,027,259
Air Comm Corporation, LLC	Revolver	1,136,951
Air Comm Corporation, LLC	Revolver	674,741
Alcami Corporation	Delayed Draw	1,908,023
Alcami Corporation	Revolver	3,052,838
Alera Group Holdings, Inc.	Delayed Draw	1,012,500
Align Enta Intermediate, Inc.	Delayed Draw	4,265,116
Align Enta Intermediate, Inc.	Delayed Draw	1,279,535
Align Enta Intermediate, Inc.	Revolver	639,767
Alpine Acquisition Corp.	Revolver	380,694
Amba Buyer, Inc.	Delayed Draw	14,257,915
Amerilife Holdings LLC	Delayed Draw	1,636,364
Amerilife Holdings LLC	Revolver	2,045,455
Any Hour, LLC	Delayed Draw	1,200,000
Any Hour, LLC	Revolver	2,000,000
Apex Service Partners, LLC	Revolver	2,000,000
Appfire Technologies, LLC	Delayed Draw	8,595,110
Appfire Technologies, LLC	Revolver	980,000
Applied Technical Services LLC	Delayed Draw	250,000
Applied Technical Services LLC	Revolver	136,364
Apptio, Inc.	Revolver	371,482
Apryse Software Corp.	Delayed Draw	1,625,000
AQ Sunshine, Inc.	Revolver	27,083
Arcstor Midco LLC	First Lien Term Loan	96,050
Ardonagh Midco 3 PLC	Delayed Draw	17,600,000
Ardurra Group LLC	Delayed Draw	4,525,862
Ardurra Group LLC	Revolver	1,810,345
Armada Parent, Inc.	Delayed Draw	1,000,000
Armada Parent, Inc.	Revolver	1,743,333
ASG II, LLC	Delayed Draw	2,820,521
Aspen Opco, LLC	Revolver	2,840,909
Associations, Inc.	Delayed Draw	8,775,000
Auveco Holdings, Inc.	Delayed Draw	1,973,684
Auveco Holdings, Inc.	Revolver	1,184,210
Avalara, Inc.	Revolver	3,472,728
AWT Merger Sub, Inc.	Revolver	928,571
Beacon Mobility Corp.	Revolver	1,000,000
Belmont Buyer, Inc.	Delayed Draw	2,529,070
Belmont Buyer, Inc.	Revolver	1,126,700
Bendon	Revolver	1,800,000
Benefit Street Technology	Revolver	2,000,000
Berlin Packaging LLC	Second Lien Term Loan	1,797,986
Beta Plus Technologies, Inc.	Revolver	3,999,900

BetterCloud, Inc.	Revolver	6,313,721
Bigtime Software, Inc.	Revolver	2,327,586
Biocare Medical LLC	Revolver	2,629,630
BlueHalo Global Holdings, LLC	Revolver	911,597
Bounteous, Inc.	Delayed Draw	4,300,000
Bounteous, Inc.	Revolver	378,000
BradyIFS Holdings LLC	Delayed Draw	1,962,097
Bullhorn, Inc.	Revolver	374,680
BusinesSolver.com, Inc.	Delayed Draw	1,260,606
Cadence Engines Systems Acquisition, Inc.	Revolver	237,500
Carevet LLC	Delayed Draw	3,548,896
CC SAG Acquisition Corp.	Delayed Draw	751,748
CC SAG Acquisition Corp.	Revolver	699,301
CC WDW Borrower, Inc.	Delayed Draw	1,631,196
Cerity Partners, LLC	Delayed Draw	14,375,000
Cerity Partners, LLC	Revolver	443,192
Certify, Inc.	Revolver	604,839
CFGI Holdings, LLC	Revolver	1,751,825
Cherry Bekaert Advisory LLC	Revolver	1,661,392
Chronicle Bidco, Inc.	Delayed Draw	4,127,935
Citrin Cooperman Advisors, LLC	Delayed Draw	1,586,094
Citrin Cooperman Advisors, LLC	Delayed Draw	8,606,061
Cleo Communications Holding, LLC	Revolver	2,140,000
CNSI Holdings LLC	Revolver	1,735,776
Cobham Holdings, Inc.	Revolver	2,343,750
Community Medical Acquisition Corp.	Delayed Draw	3,832,795
Community Medical Acquisition Corp.	Revolver	1,694,623
Connect America.com, LLC	Revolver	22,858
Consolidated Label Co.	Revolver	1,917,802
CORA Health Holdings Corp.	Revolver	365,385
Coretrust Purchasing Group LLC	Delayed Draw	2,819,549
Coretrust Purchasing Group LLC	Revolver	2,819,549
Coupa Holdings, LLC	Delayed Draw	2,313,799
Coupa Holdings, LLC	Revolver	1,771,654
Covaris Intermediate 3, LLC	Delayed Draw	5,921,053
Covaris Intermediate 3, LLC	Revolver	394,737
CPC/Cirtec Holdings, Inc.	Revolver	620,155
CPF Dental, LLC	Delayed Draw	3,109,345
Credit Connection, LLC	Revolver	600,000
CRS TH Holdings Corp	Revolver	4,237,288
Cyara AcquisitionCo, LLC	Revolver	1,590,637
D4C Dental Brands, Inc.	Delayed Draw	376,772
D4C Dental Brands, Inc.	Revolver	357,143
DataLink, LLC	Revolver	846,774
Deca Dental Holdings, LLC	Delayed Draw	3,333,333
Deca Dental Holdings, LLC	Revolver	74,074
Denali Midco 2 LLC	Delayed Draw	4,300,000
Dermatopathology Laboratory Of Central States, LLC	Delayed Draw	6,048,387
Dermatopathology Laboratory Of Central States, LLC	Revolver	1,612,903

Disco Parent, LLC	Revolver	331,390
DTI Holdco, Inc.	Revolver	557,406
Dwyer Instruments, Inc.	Delayed Draw	1,912,917
Dwyer Instruments, Inc.	Revolver	576,094
Dwyer Instruments, Inc.	Revolver	900,264
Easy Ice, LLC	Delayed Draw	4,322,257
EC Group Holdings, LLC	Delayed Draw	1,756,329
EC Group Holdings, LLC	Revolver	1,521,391
EdgeCo Buyer, Inc.	Delayed Draw	8,100,000
EDPO, LLC	Delayed Draw	713,333
Emmes Blocker, Inc.	Delayed Draw	7,107,473
Emmes Blocker, Inc.	Delayed Draw	3,475,610
ENT MSO LLC	Delayed Draw	5,333,333
EP Wealth Advisors, LLC	Delayed Draw	8,640,000
ERC Holdings, LLC	Revolver	923,077
ERC Holdings, LLC	Revolver	4,327,651
ESG Investments, Inc	Delayed Draw	3,750,000
ESG Investments, Inc	Revolver	2,142,857
Explorer Investor, Inc.	Delayed Draw	5,232,558
Fingerpaint Marketing, Inc.	Delayed Draw	2,335,714
Fingerpaint Marketing, Inc.	Revolver	336,021
Flow Control Solutions, Inc.	Revolver	420,949
FLS Holding, Inc.	Revolver	2,000,000
Fortis Life Sciences, LLC	Delayed Draw	8,671,280
Fortis Life Sciences, LLC	Revolver	1,095,652
Fortis Solutions Group, LLC	Delayed Draw	9,940,000
Fortis Solutions Group, LLC	Revolver	1,559,220
Foundation Risk Partners, Corp.	Delayed Draw	2,909,091
Foundation Risk Partners, Corp.	Revolver	1,308,430
Foundation Risk Partners, Corp.	Delayed Draw	2,727,273
FQSR, LLC	Delayed Draw	3,875,488
FSS Buyer LLC	Revolver	1,610,390
Gainsight, Inc.	Revolver	750,000
Galway Borrower, LLC	Delayed Draw	18,508,961
Galway Borrower, LLC	Revolver	2,682,488
Gateway US Holdings, Inc.	Delayed Draw	800,000
Gateway US Holdings, Inc.	Delayed Draw	191,424
Gateway US Holdings, Inc.	Revolver	409,091
GovBrands Intermediate, Inc.	Delayed Draw	905,972
GovBrands Intermediate, Inc.	Revolver	91,700
Govdelivery Holdings, LLC	Revolver	370,117
Govdelivery Holdings, LLC	First Lien Term Loan	21,179
Graffiti Buyer, Inc.	Delayed Draw	2,683,750
Graffiti Buyer, Inc.	Revolver	1,127,705
Groundworks, LLC	Delayed Draw	2,617,801
Groundworks, LLC	Revolver	837,696

GS Acquisitionco, Inc.	Revolver	49,980
GS Acquisitionco, Inc.	Revolver	457,989
GS Acquisitionco, Inc.	Revolver	291,551
GS SEER GROUP BORROW LLC	Delayed Draw	2,752,294
GS SEER GROUP BORROW LLC	Revolver	733,945
GSV Holding, LLC	Delayed Draw	16,535,262
Helium Acquirer Corporation	Delayed Draw	32,727,240
Helium Acquirer Corporation	Revolver	1,073,820
Heniff Holdco, LLC	Revolver	1,940,049
Highground Restoration Group, Inc.	Delayed Draw	15,000,000
HOME SERVICE TOPCO	Delayed Draw	4,757,325
HOME SERVICE TOPCO	Revolver	1,066,677
HPS Business Services	Delayed Draw	357,715
HPS Financials	Delayed Draw	84,375
HPS Financials	Delayed Draw	122,935
HPS Health Care	Delayed Draw	598,039
HPS Industrials	Delayed Draw	795,333
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	71,250,000
HPS Technology	Delayed Draw	5,501,445
HPS Technology	Delayed Draw	277,778
HS Spa Holdings, Inc.	Revolver	264,714
HSI Halo Acquisition, Inc.	Revolver	175,000
iCIMS, Inc.	Delayed Draw	1,479,914
iCIMS, Inc.	Revolver	69,956
iCIMS, Inc.	Revolver	408,077
iCIMS, Inc.	Revolver	184,671
iCIMS, Inc.	Revolver	1,586,666
Iconic Purchaser Corporation	Revolver	205,128
IG Investment Holdings, LLC	Revolver	614,162
Imagefirst Holdings, LLC	Delayed Draw	214,286
Imagine Acquisitionco, Inc.	Delayed Draw	1,607,717
Imagine Acquisitionco, Inc.	Revolver	1,157,556
Indigo Buyer, Inc.	Revolver	1,666,667
INDIVIDUAL FOODSVC	Revolver	1,234,152
Innovetive Petcare, LLC	Delayed Draw	425,303
Integrated Oncology Network, LLC	Revolver	8,396
Integrated Oncology Network, LLC	Delayed Draw	1,114,395
Integrated Oncology Network, LLC	Revolver	13,470
Integrated Power Services	Revolver	2,225,125
Integrity Marketing Acquisition, LLC	Delayed Draw	170,401
Integrity Marketing Acquisition, LLC	Delayed Draw	26,416,479
Integrity Marketing Acquisition, LLC	Revolver	6,760,792
Invicti Intermediate 2, LLC	Revolver	1,090,909
IQN Holding Corp.	Delayed Draw	1,335,080
IQN Holding Corp.	Revolver	481,283

IvyRehab Intermediate II, LLC	Revolver	3,837,719
J S Held, LLC	Delayed Draw	7,620,004
JTM Foods, LLC	Revolver	111,919
JTM Foods, LLC	Delayed Draw	115,560
Kaseya, Inc.	Delayed Draw	3,849,900
Kaseya, Inc.	Revolver	3,075,000
KBP Investments LLC	Delayed Draw	3,444,691
Kensington Private Equity Fund	Delayed Draw	6,800,000
Keystone Agency Investors	Delayed Draw	4,458,454
Komline-Sanderson Group, Inc.	Delayed Draw	4,687,500
Komline-Sanderson Group, Inc.	Revolver	2,343,750
KPSKY Acquisition, Inc.	Delayed Draw	2,250,000
KWOR Acquisition, Inc.	Delayed Draw	11,888,815
KWOR Acquisition, Inc.	Revolver	737,109
Liberty Purchaser, LLC	Delayed Draw	8,879
Liberty Purchaser, LLC	Revolver	665,915
Lido Advisors, LLC	Delayed Draw	11,166,667
Life Science Intermediate Holdings, LLC	Revolver	188,281
Life Science Intermediate Holdings, LLC	Revolver	468,376
Life Science Intermediate Holdings, LLC	Delayed Draw	2,094,326
Lightbeam Bidco, Inc.	Delayed Draw	1,495,378
Lightbeam Bidco, Inc.	Revolver	1,196,302
Lightbeam Bidco, Inc.	Delayed Draw	1,168,451
Lightbeam Bidco, Inc.	Revolver	934,761
Lithium Technologies, LLC	Revolver	183,509
LJ Avalon Holdings, LLC	Delayed Draw	2,586,207
LJ Avalon Holdings, LLC	Revolver	1,034,483
LJ Perimeter Buyer, Inc.	Delayed Draw	1,628,570
LJ Perimeter Buyer, Inc.	Delayed Draw	1,216,899
LMG Holdings, Inc.	Revolver	285,714
Majco LLC	Delayed Draw	2,316,667
Majco LLC	Revolver	1,000,000
Management Consulting & Research, LLC	Delayed Draw	3,643,011
Management Consulting & Research, LLC	Revolver	1,254,480
ManTech International Corporation	Delayed Draw	13,379,260
ManTech International Corporation	Revolver	5,759,489
Margaritaville Enterprises LLC	Delayed Draw	1,103,375
Margaritaville Enterprises LLC	Revolver	312,500
MBS Holdings, Inc.	Revolver	1,067,797
Mc Group Ventures Corporation	Delayed Draw	1,524,038
Mclarens Midco, Inc.	Revolver	891,586
Measurabl, Inc.	First Lien Term Loan	200,000
Mercury Bidco LLC	Revolver	2,040,816
MGT Merger Target, LLC	Delayed Draw	1,408,046
MGT Merger Target, LLC	Revolver	3,103,448
Mindbody, Inc.	Revolver	1,428,571
MN Acquisition, Inc.	Revolver	1,320,833
Motion & Control Enterprises LLC	Delayed Draw	328,824
Motion & Control Enterprises LLC	Revolver	1,283,821
MRI Software LLC	Delayed Draw	3,645,000
MRI Software LLC	Revolver	2,693,677
National Dentex Labs LLC	Revolver	183,908
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	10,537,807

Netwrix Corporation And Concept Searching, Inc.	Revolver	2,152,500
New Era Merger Sub, Inc.	Delayed Draw	153,958
New Era Merger Sub, Inc.	Revolver	58,641
New Era Merger Sub, Inc.	Revolver	35,465
New Era Technology, Inc.	Delayed Draw	817,872
New ILC Dover, Inc.	Revolver	784,323
NL1 Acquire Corp.	Delayed Draw	1,182,780
NL1 Acquire Corp.	Revolver	152,104
North Star Acquisitionco LLC	Delayed Draw	1,831,999
North Star Acquisitionco LLC	Revolver	2,198,398
Northstar Recycling, Inc.	Revolver	2,000,000
Novotech (Australia) Pty Limited	Delayed Draw	3,125,000
Oakbridge Insurance Agency LLC	Delayed Draw	11,062,414
Oakbridge Insurance Agency LLC	Revolver	343,966
OB Hospitalist Group	Revolver	961,832
OIA Acquisition, LLC	Delayed Draw	459,000
OIA Acquisition, LLC	Revolver	1,928,571
OIS Management Services, LLC	Delayed Draw	3,016,923
OIS Management Services, LLC	Revolver	1,423,077
Oliver Packaging, LLC	Revolver	380,952
Olympic Buyer, Inc.	Revolver	2,352,941
Omni Intermediate Holdings, LLC	Delayed Draw	3,626,656
Omni Intermediate Holdings, LLC	Revolver	2,253,521
OneCare Media, LLC	Revolver	1,333,333
Ons Mso, LLC	Revolver	4,974,466
Oranje Holdco, Inc.	Revolver	1,629,556
Org USME Buyer, LLC	Delayed Draw	743,478
Org USME Buyer, LLC	Revolver	224,696
Orion Group FM Holdings, LLC	Delayed Draw	21,710,526
Orion Group FM Holdings, LLC	Revolver	4,342,105
Pareto Health Intermediate Holdings, Inc.	Revolver	1,651,376
Pareto Health Intermediate Holdings, Inc.	Revolver	201,613
Pathstone Family Office, LLC	Delayed Draw	4,747,599
Pathstone Family Office, LLC	Revolver	1,726,399
Patriot Growth Insurance Services, LLC	Delayed Draw	1,854,545
Patriot Growth Insurance Services, LLC	Delayed Draw	14,750,926
Patriot Growth Insurance Services, LLC	Revolver	2,660,377
Pavion Corp.	Delayed Draw	195,719
PC Dreamscape Opco, Inc.	Delayed Draw	3,289,474
PC Dreamscape Opco, Inc.	Revolver	1,052,632
PCS Software, Inc.	Revolver	363,714
PCX Holding Corp.	Revolver	437,500
PDQ	Revolver	1,764,706
Pediatric Home Respiratory Services, LLC	Delayed Draw	544,166
Petrus Buyer, Inc.	Delayed Draw	5,494,505
Petrus Buyer, Inc.	Revolver	1,923,077
Phynet Dermatology LLC	Delayed Draw	3,099,283
Pinnacle Dermatology Management, LLC	Delayed Draw	1,221,649
Pinnacle Dermatology Management, LLC	Revolver	432,990
Pinnacle Treatment Centers, Inc.	Revolver	9,363
Pinnacle Treatment Centers, Inc.	Revolver	266,989
Planet US Buyer LLC	Revolver	814,815
Polyphase Elevator Holding Company	Delayed Draw	17,619,000
Potter Electric Signal Company, LLC	Delayed Draw	1,588,734
Potter Electric Signal Company, LLC	Revolver	487,120
POY Holdings, LLC	Delayed Draw	989,658
POY Holdings, LLC	Revolver	2,406,511
PPV Intermediate Holdings LLC	Revolver	2,538,076
PPV Intermediate Holdings LLC	Delayed Draw	255,682
Premier Imaging, LLC	Delayed Draw	10,332,779

Prime Buyer, LLC	Revolver	3,374,116
ProcessUnity Holdings, LLC	Revolver	550,000
PT Intermediate Holdings III, LLC	Delayed Draw	1,667,000
QF Holdings, Inc.	Revolver	192,982
Quality Automotive Services, LLC	Revolver	1,329,419
Quantic Electronics, LLC	Delayed Draw	953,898
R1 Holdings LLC	Delayed Draw	2,433,183
R1 Holdings LLC	Revolver	2,097,285
Race Winning Brands, Inc.	Revolver	1,774,524
Radwell Parent, LLC	Revolver	1,395,322
Radwell Parent, LLC	Delayed Draw	7,303,400
Radwell Parent, LLC	Revolver	2,337,040
Rally Buyer, Inc.	Delayed Draw	2,640,000
Rally Buyer, Inc.	Revolver	3,182,180
Rally Buyer, Inc.	Delayed Draw	2,960,636
Ranger Buyer, Inc.	Revolver	1,923,077
Raven Buyer, Inc.	Revolver	1,840,909
RB Holdings Interco, LLC	Delayed Draw	2,770,160
RB Holdings Interco, LLC	Revolver	230,847
RCS Industrials	Revolver	285,714
RCS Technology	Revolver	118,056
Recorded Future, Inc.	Revolver	178,771
Redwood Services Group, LLC	Delayed Draw	9,804,956
Redwood Services Group, LLC	Delayed Draw	41,317
RefrigiWear, LLC	Revolver	2,601,896
Revalize, Inc.	Revolver	681,000
Riser Merger Sub, Inc.	Delayed Draw	4,653,614
Riskonnect Parent, LLC	Delayed Draw	30,882,250
RQM Buyer, Inc.	Delayed Draw	4,687,500
RSC Acquisition, Inc.	Revolver	8,690,548
RSC Acquisition, Inc.	Delayed Draw	291,316
S4T Holdings Corp.	Delayed Draw	909,091
Safety Borrower Holdings	Revolver	338,983
SailPoint Technologies, Inc.	Revolver	603,840
Securonix, Inc.	Revolver	2,288,135
SEI Holding I Corporation	Delayed Draw	1,967,746
SEI Holding I Corporation	Revolver	1,439,535
Seismic Software, Inc.	Revolver	272,390
Seismic Software, Inc.	Delayed Draw	26,204,082
Seko Global Logistics Network, LLC	Revolver	55,009
Service Compression, LLC	Delayed Draw	513,933
SimpliSafe Holding Corporation	Delayed Draw	4,444,444
SintecMedia NYC, Inc.	Revolver	2,118,644
Smile Doctors, LLC	Revolver	2,120,141
Sonar Acquisitionco, Inc.	Revolver	2,693,750
Sonny’s Enterprises, LLC	Delayed Draw	1,576,729
Sonny’s Enterprises, LLC	Revolver	1,366,498
Sonny’s Enterprises, LLC	Revolver	640,244
Spanx, LLC	Revolver	8,548,279
Spartronics LLC	Revolver	654,223
Spotless Brands, LLC	Delayed Draw	7,470,670
Stanton Carpet Corp.	Revolver	1,189,468
Summit Buyer, L.L.C.	Delayed Draw	2,865,038
Summit Buyer, L.L.C.	Delayed Draw	10,000
Summit Buyer, L.L.C.	Revolver	1,382,979
Sunland Asphalt & Construction, LLC	Delayed Draw	4,453,125
Superman Holdings LLC	Delayed Draw	285,714

SureWerx Purchaser III, Inc.	Delayed Draw	1,875,000
SureWerx Purchaser III, Inc.	Revolver	825,000
SWK Buyer, Inc.	Revolver	92,105
Syntax Systems Ltd.	Delayed Draw	4,950,495
Syntax Systems Ltd.	Revolver	660,066
Tamarack Intermediate, L.L.C.	Revolver	2,524,330
Tank Holding Corp.	Delayed Draw	1,856,610
Tank Holding Corp.	Revolver	445,104
TerSera Therapeutics, LLC	Revolver	531,828
The Arcticom Group, LLC	Revolver	125,714
The Smilist Management, Inc.	First Lien Term Loan	854,580
The Smilist Management, Inc.	Revolver	356,075
The Ultimus Group Midco, LLC	Revolver	1,261,725
The Vertex Companies, Inc.	Delayed Draw	820,565
The Vertex Companies, Inc.	Revolver	867,391
TheKey, LLC	Delayed Draw	19,468,737
THG Acquisition, LLC	Delayed Draw	4,307,384
THG Acquisition, LLC	Revolver	578,576
Thunder Purchase, Inc.	Revolver	450,757
TigerConnect, Inc.	Delayed Draw	622,389
TigerConnect, Inc.	Revolver	1,875,000
Tilley Chemical Co., Inc.	Revolver	2,555,556
Time Manufacturing Acquisition, LLC	Revolver	739,726
Titan Group Holdco, LLC	Delayed Draw	3,236,317
Titan Group Holdco, LLC	Revolver	2,000,000
Trackforce Acquireco, Inc.	Revolver	667,845
Transtar Holding Company	Delayed Draw	1,448,276
Tribute Technology Holdings, LLC	Revolver	2,790,274
Trilon Group LLC	Delayed Draw	5,214,286
Troy Gastroenterology, P.C.	Revolver	197,044
Trunk Acquisition, Inc.	Revolver	1,193,049
Trunk Acquisition, Inc.	Revolver	2,500,000
Turbo Buyer, Inc.	Delayed Draw	3,000,000
TurningPoint Healthcare Solutions, LLC	Revolver	1,816,524
U.S. Hospitality Publishers, Inc.	Delayed Draw	1,842,105
U.S. Hospitality Publishers, Inc.	Revolver	526,316
United Digestive MSO Parent, LLC	Delayed Draw	8,233,571
United Digestive MSO Parent, LLC	Revolver	4,116,786

United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	1,724,138
Urology Management Holdings, Inc.	Delayed Draw	3,266,667
Urology Management Holdings, Inc.	Revolver	1,190,476
USHV Management, LLC	Delayed Draw	3,891,892
USRP Holdings, Inc.	Delayed Draw	2,193,178
USRP Holdings, Inc.	Revolver	645,161
USRP Holdings, Inc.	Revolver	3,145,613
V Global Holdings LLC	Revolver	10,336,096
Vale Insurance Services LLC	Revolver	2,419,355
Vital Care Buyer, LLC	Revolver	1,777,778
VRC Companies, LLC	Delayed Draw	410,983
VRC Companies, LLC	Revolver	625,000
VSG Acquisition Corp.	Delayed Draw	5,681,667
VSG Acquisition Corp.	Revolver	2,310,000
Water Holdings Acquisition, LLC	Delayed Draw	3,817,808
Water Holdings Acquisition, LLC	Revolver	499,950
Wealth Enhancement Group, LLC	Revolver	439,990
Web P.T., Inc.	Revolver	1,044,643
Wilson Electronics Holdings, LLC	Delayed Draw	9,226,000
WorkForce Software, LLC	Revolver	463,235
WorkForce Software, LLC	First Lien Term Loan	34,500
Xifin, Inc.	Revolver	513,998
Zavation Medical Products, LLC	Revolver	1,094,595
Zendesk, Inc.	Delayed Draw	461,957
Total		$1,268,582,901

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Consolidated Schedule of Investments and footnote 18 thereto. For the period ended June 30, 2023, the average balance outstanding and weighted average interest rate were $3,887,802 and 6.82%, respectively.

	March 31, 2023
	Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 days	30–90 days	Greater Than 90 days	Total
Collateralized Loan Obligations	$—	$—	$4,050,000	$—	$4,050,000
Total	$—	$—	$4,050,000	$—	$4,050,000

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement. There were no secured borrowing outstanding as of June 30, 2023.

Senior Notes (the “Notes”)

On March 29, 2022, the Fund issued Series A Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional Series A notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. On July 22, 2022, the Fund issued Series B, Series C, Series E and Series F notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $635 million with various maturities. On September 29, 2022, the Fund issued Series D and Series G notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $50 million with various maturities. On December 6, 2022, the Fund issued Series H, Series I and Series J notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $270 million with various maturities. On January 5, 2023, the Fund issued additional Series I notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $10 million maturing on December 6, 2027. On March 29, 2022, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “Facility”) with Massachusetts Mutual Life Insurance Company as a joint lead arranger, PNC Bank, National Association as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

In connection with the Notes, the Fund entered into interest rate swaps to more closely align the interest rates of its liabilities with its investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreements, the Fund receives a fixed interest rate and pays a floating interest rate of daily simple SOFR plus various spreads as disclosed on the consolidated schedule of swap contracts on notional amounts equal to the principal outstanding of the Notes.

The table below sets forth a summary of the key terms of the series of Notes outstanding at June 30, 2023.

Series	Principal Outstanding June 30, 2023	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value June 30, 2023	Fair Value June 30, 2023	Fixed Interest Rate	Effective Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	$68,676	$34,251,373	$615,679,951	$587,992,299	4.10%	4.93%	March 28, 2027
A	250,000,000	Semi-Annual	25,175	8,479,077	241,495,748	226,150,884	4.10%	4.57%	March 28, 2027
B	215,000,000	Semi-Annual	898,967	3,839,427	210,261,606	207,629,984	5.44%	6.35%	July 19, 2025
C	130,000,000	Semi-Annual	596,230	3,019,647	126,384,123	124,756,748	5.50%	6.50%	July 19, 2026
D	10,000,000	Semi-Annual	45,862	226,787	9,727,351	9,596,673	5.50%	6.81%	July 19, 2026
E	130,000,000	Semi-Annual	627,031	3,516,849	125,856,120	123,772,537	5.61%	6.68%	July 19, 2027
F	160,000,000	Semi-Annual	814,220	5,343,732	153,842,048	150,735,809	5.72%	6.86%	July 19, 2029
G	40,000,000	Semi-Annual	203,557	1,326,744	38,469,699	37,683,952	5.72%	7.18%	July 19, 2029
H	34,000,000	Semi-Annual	257,317	189,150	33,553,533	33,963,933	7.06%	7.72%	December 6, 2025
I	95,000,000	Semi-Annual	1,167,106	(35,795)	93,868,689	95,535,220	7.10%	8.06%	December 6, 2027
I	10,000,000	Semi-Annual	45,871	(1,737)	9,955,866	10,056,339	7.10%	8.03%	December 6, 2027
J	141,000,000	Semi-Annual	1,975,672	(982,920)	140,007,248	143,066,787	7.17%	8.21%	December 6, 2029
Total	$1,865,000,000		$6,725,684	$59,172,334	$1,799,101,982	$1,750,941,165

The Notes are fair valued using an income approach and classified as level 3 in the fair value hierarchy. The discount rates used ranged from 6.89% to 7.28%.

The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes.

In keeping with the Investment Company Act requirement that the Fund may not issue more than one class of senior securities constituting indebtedness, the Facility and Notes rank pari passu with each other, and the lien on the Fund’s assets securing the Notes is equal and ratable with the lien securing the Facility. The Facility and Notes are senior in all respects to the Fund’s outstanding shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Guarantors. The Guarantors also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

Federal Income Taxes

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of December 31, 2022.

For U.S. income tax purposes, CCLF SPV, CCLF MCCW, CCLF HOLD (D1), CCLF HOLD (D2), CCLF HOLD (D3), CCLF HOLD (D6), CCLF HOLD (D11), CCLF HOLD (D14), KCLF Holdings, Koala Holdings, and Broadway Funding Holdings II are a disregarded entity and therefore is not subject to U.S. income taxes. As a wholly owned subsidiary, CCLF SPV, CCLF MCCW, CCLF HOLD (D1), CCLF HOLD (D2), CCLF HOLD (D3), CCLF HOLD (D6), CCLF HOLD (D11), CCLF HOLD (D14), KCLF Holdings, Koala Holdings, and Broadway Funding Holdings II’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income and net capital gain. CCLF HOLD and CCLF HOLD (D3) are a limited liability company that has elected to be taxed as a corporation and is therefore obligated to pay federal and state income tax on its taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in CLOs and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

3. Fair Value of Investments

Fair value – Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Valuation Designee in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of March 31, 2023:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$-	$263,139,323	$9,172,274,524	$-	$9,435,413,847
Private Investment Vehicles	-	-	89,977,932	5,345,561,093	5,435,539,025
Collateralized Loan Obligations	-	33,202,257	61,138,984	-	94,341,241
Preferred Stocks	-	-	96,268,278	-	96,268,278
Common Stocks	-	-	9,444,950	-	9,444,950
Subordinated Debt	-	-	109,531,011	-	109,531,011
Warrants	-	-	6,161,774	-	6,161,774
Short-Term Investments	102,183,910	-	-	-	102,183,910
Total Investments, at fair value	$102,183,910	$296,341,580	$9,544,797,453	$5,345,561,093	$15,288,884,036

Other Financial Instruments[1]
Forward Contracts	$-	$950,031	$-	$-	$950,031
Swap Contracts	-	1,020,452	-	-	1,020,452
Total Assets	$102,183,910	$298,312,063	$9,544,797,453	$5,345,561,093	$15,290,854,519
Liabilities
Investments, at fair value
Reverse Repurchase Agreement	$-	$4,050,000	$-	$-	$4,050,000
Other Financial Instruments[1]
Forward Contracts	-	3,506,696	-	-	3,506,696
Swap Contracts	-	60,192,786	-	-	60,192,786
Total Liabilities, at fair value	$-	$67,749,482	$-	$-	$67,749,482

[1]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended June 30, 2023:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Subordinated Debt	Warrants	Common Stocks	Total
Balance as of April 1, 2023	$9,091,742,653	$35,925,426	$81,824,551	$88,528,773	$162,219,034	$4,928,283	$8,443,546	$9,473,612,266
Purchases	1,797,073,229	52,840,000	7,350,000	7,274,999	415,583	-	-	1,864,953,811
Sales/Paydowns	(508,673,613)	-	-	-	(54,054,054)	-	-	(562,727,667)
Realized gains (losses)[1]	953,194	-	-	-	1,882,304	-	-	2,835,498
Original issue discount and amendment fees	(9,781,973)	198,703	-	-	-	-	-	(9,583,270)
Accretion	3,207,596	6,747	40,157	-	15,173	-	-	3,269,673
Change in Unrealized appreciation (depreciation)	36,842,718	1,007,056	(4,494,524)	464,506	(947,029)	1,233,491	1,001,404	35,107,622
Transfers In2	48,839,046	-	-	-	-	-	-	48,839,046
Transfers Out[3]	(1,287,928,326)	-	(23,581,200)	-	-	-	-	(1,311,509,526)
Balance as of June 30, 2023	$9,172,274,524	$89,977,932	$61,138,984	$96,268,278	$109,531,011	$6,161,774	$9,444,950	$9,544,797,453
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at June 30, 2023	$33,422,281	$1,007,056	$(4,764,237)	$464,506	$(947,029)	$1,233,491	$1,001,404	$31,417,472

[1]	Senior Secured Loans includes paydown gains (losses) of $1,551,422.

[2]	Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.

[3]	Transferred from Level 3 to Level 2 because observable market data became available for the investments. $1,268,400,588 represents unfunded loan commitments.